UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-31-2018

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report

July 31, 2018

One Choice® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)

One Choice® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)

One Choice® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)

One Choice® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)

One Choice® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2018. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional, updated investment and market insights, please visit our website, americancentury.com.

Despite Heightened Volatility, Stocks Stayed Strong

Broad U.S. and global stock indices rose significantly in the first half of the 12-month period. A favorable backdrop of robust corporate earnings results, improving global economic growth, relatively low interest rates, and growth-oriented U.S. tax reform drove stock prices higher. For the six months ended January 31, 2018, U.S. stocks (S&P 500 Index) returned 15.43%, while global stocks (MSCI ACWI Index) gained 14.29%. U.S. bonds struggled, as interest rates edged higher and the Federal Reserve (the Fed) continued is rate-normalization efforts.

The global stock rally came to an abrupt halt in early February, stifled by the return of market volatility. Better-than-expected U.S. economic data triggered expectations for rising inflation, higher interest rates, and a more-hawkish Fed. In response, U.S. Treasury yields climbed to their highest levels in several years, and stock prices plunged. However, economic data released in subsequent months were more in line with market expectations. Additionally, corporate earnings generally remained strong, and the Fed stayed on track. This news helped calm the market unrest, but rising interest rates, geopolitical tensions, and global trade war fears provided periodic headwinds.

Overall, U.S. and global stocks held onto double-digit gains for the 12-month period, led by growth stocks. Meanwhile, rising U.S. Treasury yields and inflation took a toll on investment-grade bonds, which declined modestly for the 12 months.

With inflationary pressures mounting, Treasury yields rising, volatility resurfacing, and the implications of U.S. tariff and trade policy still unfolding, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of July 31, 2018
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice Portfolio: Very Conservative
Investor Class	AONIX	3.13%	3.83%	4.36%	—	9/30/04
R Class	AORHX	2.61%	—	—	2.52%	3/20/15
One Choice Portfolio: Conservative
Investor Class	AOCIX	5.43%	5.50%	5.74%	—	9/30/04
R Class	AORSX	4.90%	—	—	3.67%	3/20/15
One Choice Portfolio: Moderate
Investor Class	AOMIX	7.95%	7.11%	6.69%	—	9/30/04
R Class	AORMX	7.34%	—	—	5.00%	3/20/15
One Choice Portfolio: Aggressive
Investor Class	AOGIX	9.97%	8.55%	7.34%	—	9/30/04
R Class	AORYX	9.43%	—	—	6.11%	3/20/15
One Choice Portfolio: Very Aggressive
Investor Class	AOVIX	12.68%	10.02%	7.82%	—	9/30/04
R Class	AORVX	12.13%	—	—	7.35%	3/20/15
Russell 3000 Index	—	16.39%	12.82%	10.67%	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	-0.80%	2.25%	3.73%	—	—

Average annual returns since inception are presented when ten years of performance history is not available.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Bloomberg Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

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Growth of $10,000 Over 10 Years of One Choice Portfolio: Very Conservative
$10,000 investment made July 31, 2008
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2018
Investor Class — $15,325

Russell 3000 Index — $27,581

Bloomberg Barclays U.S. Aggregate Bond Index — $14,424

Growth of $10,000 Over 10 Years of One Choice Portfolio: Conservative
$10,000 investment made July 31, 2008
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2018
Investor Class — $17,487

Russell 3000 Index — $27,581

Bloomberg Barclays U.S. Aggregate Bond Index — $14,424

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

4

Growth of $10,000 Over 10 Years of One Choice Portfolio: Moderate
$10,000 investment made July 31, 2008
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2018
Investor Class — $19,119

Russell 3000 Index — $27,581

Bloomberg Barclays U.S. Aggregate Bond Index — $14,424

Growth of $10,000 Over 10 Years of One Choice Portfolio: Aggressive
$10,000 investment made July 31, 2008
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2018
Investor Class — $20,312

Russell 3000 Index — $27,581

Bloomberg Barclays U.S. Aggregate Bond Index — $14,424

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

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Growth of $10,000 Over 10 Years of One Choice Portfolio: Very Aggressive
$10,000 investment made July 31, 2008
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2018
Investor Class — $21,240

Russell 3000 Index — $27,581

Bloomberg Barclays U.S. Aggregate Bond Index — $14,424

Total Annual Fund Operating Expenses
	Investor Class	R Class
One Choice Portfolio: Very Conservative	0.70%	1.20%
One Choice Portfolio: Conservative	0.81%	1.31%
One Choice Portfolio: Moderate	0.90%	1.40%
One Choice Portfolio: Aggressive	0.99%	1.49%
One Choice Portfolio: Very Aggressive	1.05%	1.55%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

6

Portfolio Commentary

Portfolio Managers: Rich Weiss, Scott Wilson, Radu Gabudean, David MacEwen, and Vidya Rajappa

During the period, Vidya Rajappa joined the portfolio's management team.

Performance Summary

For the fiscal year ended July 31, 2018, returns of the One Choice® Target Risk Portfolios ranged from 3.13%* for One Choice Portfolio: Very Conservative to 12.68% for One Choice Portfolio: Very Aggressive (see pages 3-6 for more detailed performance information). Returns for the 12-month period were broadly driven by positive U.S. equity market performance. Portfolios with non-U.S. equity exposure (all except Very Conservative) also had positive contributions to return. However, fixed-income performance was mixed and detracted from portfolios with fixed-income exposure (all except Very Aggressive).

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Market Overview

Passage of the U.S. tax reform legislation late in the fourth quarter of 2017 boosted U.S. corporate earnings substantially in the first half of 2018, while U.S. economic activity continued to grow at a healthy pace. Commodity prices, including oil, rebounded during the period, while the U.S. dollar strengthened, weighing on returns of non-U.S. assets. Halfway through the reporting period, financial market volatility picked up as concerns about inflation, tariffs and trade tensions, and the sustainability of economic growth began to weigh on investors’ minds.

With that backdrop, stronger global growth, tax cuts, and record corporate profits helped drive strong equity market gains early in the reporting period, with stocks around the world reaching record highs in early 2018 before worries about interest rates and inflation led to sharp volatility. In the U.S., growth beat value across stocks of all sizes. Developed non-U.S. stocks outperformed emerging markets, but both underperformed U.S. core equities. In terms of sector contribution, information technology and consumer discretionary stocks performed best.

Within fixed-income investments, the U.S. Federal Reserve (the Fed) increased its target rate three times in the 12-month period, from 1.25% to 2.0%. The U.S. 10-year Treasury yield rose and finished just short of 3%. Overall, the yield curve rose and flattened. High-yield, cash, and inflation-linked securities did best, while other segments of the market declined. A stronger U.S. dollar hurt the performance of non-U.S. bonds.

For the year, the S&P 500 Index’s gain of 16.24% surpassed the modest 6.40% return of the MSCI EAFE Index and the 4.36% gain of the MSCI Emerging Markets Index. Among bonds, lower-quality issues continued to outperform higher-grade bonds, as the Bloomberg Barclays U.S. High Yield Index gained 2.60%, while the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.80%, and the Bloomberg Barclays Global Aggregate Bond Index returned -0.48%.

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the fund's benchmark, other share classes may not. See page 3 for returns for all share classes.

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Portfolio Performance

Each One Choice Target Risk Portfolio is a “fund of funds” that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. (See page 10 for the specific underlying fund allocations for each Portfolio.)

All equity sleeves across the portfolios generated positive returns, with U.S. growth-oriented shares contributing the most to performance. In absolute terms, U.S. small growth, large growth, large core, and mid-cap growth significantly outperformed domestic value stocks. Internationally, small, medium, and large growth stocks also performed best. In contrast, emerging markets and real estate-related equities produced modest gains. Across all portfolios, Growth Fund and Equity Growth Fund were the top contributors to portfolio gains. Heritage Fund, Large Company Value Fund, and International Growth Fund also contributed significantly. Among fixed-income holdings, NT High Income Fund, Inflation-Adjusted Bond Fund, and Short Duration Inflation Protection Bond Fund contributed the most.

Portfolio Strategy

An overweight to growth stocks–with a corresponding underweight to value–was the most successful aspect of tactical allocation, aiding performance across all One Choice Portfolios. Security selection contributed to results in several equity funds, including International Growth Fund, NT International Small-Mid Cap Fund, Mid Cap Value Fund, Equity Growth Fund, and Large Company Value Fund, among others. In fixed income, security selection helped the most in NT High Income Fund and Short Duration Inflation Protection Bond Fund.

An underweight to U.S. stocks in favor of non-U.S. developed equity (in all but the Very Conservative Portfolio) detracted from returns, as did an underweight position in small-cap stocks. As a result, overall tactical effects were neutral for all but the Very Conservative Portfolio (which was positive) because the underweight to U.S. and underweight to small caps offset the gains from the long-running overweight to growth stocks across all portfolios.

U.S. mid- and large-cap growth performance was strong in absolute terms, but Heritage Fund and NT Disciplined Growth Fund trailed their respective benchmarks. Key areas of weakness included positioning among biotechnology stocks in the health care sector and IT services companies in the information technology sector.

A Look Ahead

Roughly halfway through 2018, the U.S. economy is quite robust, with economic growth reaching the highest level in nearly four years during the second quarter of the year. In addition, the unemployment rate fell to 3.8% in May, reaching the lowest level in 18 years. These conditions were reflected in the strength in consumer sectors, where retail sales generally strengthened over the course of 2018.

Despite these positives, we believe political and economic uncertainty could lead to further financial market volatility. First, the relatively healthy U.S. economy continues to push the Fed to raise interest rates higher, which could eventually negatively affect consumer behavior and squeeze corporate profitability. Second, consumer price inflation reached the highest level in six years in June and July, while core inflation, which excludes volatile food and energy costs, ran at the fastest pace in nearly a decade. Tariff-related price increases could prompt even higher inflation and more aggressive monetary tightening than the market currently anticipates. With stock markets near record highs, trade concerns a wild card, and taking into account the late stage of the economic cycle, we believe investor expectations should probably be more muted regarding long-term returns going forward.

8

Given this backdrop, we remain neutral to our strategic weightings for stocks, bonds, and cash-equivalent investments, with overweight positions in U.S. large-cap growth and non-U.S. developed stocks, and underweight positions in U.S. small-cap and large-cap value stocks. Very Conservative, which has no non-U.S. equity exposure, ended with an overweight to U.S. growth and core stocks, and with an underweight to U.S. large-cap value and small-cap stocks.

We still favor non-U.S. developed markets stocks over U.S. stocks due to rising U.S. interest rates and relative valuations, but our non-U.S. tactical model was somewhat weaker. Accordingly, we reduced the portfolio’s overweight to non-U.S. equity by half towards period-end, shifting some weight back to U.S. small- and large-core allocations.

9

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2018
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Equity
Core Equity Plus Fund	1.0%	2.1%	4.2%	4.6%	4.8%
Equity Growth Fund	4.5%	6.3%	11.0%	9.7%	11.9%
Growth Fund	3.2%	5.5%	7.9%	11.4%	13.1%
Heritage Fund	1.4%	3.4%	5.3%	7.8%	9.0%
Large Company Value Fund	6.3%	6.5%	8.0%	9.0%	11.2%
Mid Cap Value Fund	5.1%	5.9%	5.4%	5.6%	8.1%
NT Disciplined Growth Fund	1.0%	1.6%	2.1%	3.2%	4.1%
Real Estate Fund	2.0%	—	—	—	—
Small Company Fund	0.5%	1.2%	1.3%	1.6%	5.6%
Emerging Markets Fund	—	—	3.7%	6.1%	7.1%
International Growth Fund	—	6.1%	6.7%	8.7%	10.4%
NT Global Real Estate Fund	—	2.0%	2.0%	3.0%	3.1%
NT International Small-Mid Cap Fund	—	1.0%	1.6%	2.1%	3.0%
NT International Value Fund	—	4.2%	5.3%	6.2%	8.6%
Total Equity	25.0%	45.8%	64.5%	79.0%	100.0%
Fixed Income
Diversified Bond Fund	20.5%	20.4%	14.4%	6.9%	—
Inflation-Adjusted Bond Fund	10.0%	6.9%	4.9%	3.0%	—
NT High Income Fund	2.0%	2.0%	2.5%	4.6%	—
Short Duration Fund	7.0%	—	—	—	—
Short Duration Inflation Protection Bond Fund	13.0%	4.9%	1.0%	1.0%	—
Emerging Markets Debt Fund	1.5%	1.9%	1.9%	1.5%	—
Global Bond Fund	8.0%	6.9%	4.9%	3.0%	—
International Bond Fund	7.0%	5.3%	1.9%	—	—
Total Fixed Income	69.0%	48.3%	31.5%	20.0%	—
U.S. Government Money Market Fund	6.0%	5.9%	4.0%	1.0%	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—

(1)	Underlying fund investments represent Investor Class.

(2)	Category is less than 0.05% of total net assets.

10

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value 2/1/18	Ending Account Value 7/31/18	Expenses Paid During Period(1) 2/1/18 - 7/31/18	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/18 - 7/31/18	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$996.80	$0.00	0.00%(3)	$3.47	0.70%
R Class	$1,000	$995.20	$2.47	0.50%	$5.94	1.20%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$3.51	0.70%
R Class	$1,000	$1,022.32	$2.51	0.50%	$6.01	1.20%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$990.80	$0.00	0.00%(3)	$4.00	0.81%
R Class	$1,000	$987.60	$2.46	0.50%	$6.46	1.31%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$4.06	0.81%
R Class	$1,000	$1,022.32	$2.51	0.50%	$6.56	1.31%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$986.50	$0.00	0.00%(3)	$4.38	0.89%
R Class	$1,000	$983.50	$2.46	0.50%	$6.84	1.39%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$4.46	0.89%
R Class	$1,000	$1,022.32	$2.51	0.50%	$6.95	1.39%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$984.20	$0.00	0.00%(3)	$4.72	0.96%
R Class	$1,000	$982.00	$2.46	0.50%	$7.17	1.46%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$4.81	0.96%
R Class	$1,000	$1,022.32	$2.51	0.50%	$7.30	1.46%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$983.00	$0.00	0.00%(3)	$5.06	1.03%
R Class	$1,000	$980.40	$2.46	0.50%	$7.51	1.53%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$5.16	1.03%
R Class	$1,000	$1,022.32	$2.51	0.50%	$7.65	1.53%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

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Schedules of Investments

JULY 31, 2018

One Choice Portfolio: Very Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 52.5%
Diversified Bond Fund Investor Class	8,684,647	$90,233,481
Inflation-Adjusted Bond Fund Investor Class	3,865,337	43,910,223
NT High Income Fund Investor Class	903,938	8,876,670
Short Duration Fund Investor Class	3,050,163	30,837,147
Short Duration Inflation Protection Bond Fund Investor Class	5,632,386	57,056,073
		230,913,594
Domestic Equity Funds — 25.0%
Core Equity Plus Fund Investor Class	272,865	4,414,956
Equity Growth Fund Investor Class	569,863	19,694,470
Growth Fund Investor Class	387,049	14,057,612
Heritage Fund Investor Class	269,580	6,475,321
Large Company Value Fund Investor Class	2,647,347	27,770,673
Mid Cap Value Fund Investor Class	1,238,296	22,338,854
NT Disciplined Growth Fund Investor Class	322,491	4,331,057
Real Estate Fund Investor Class	317,869	8,871,722
Small Company Fund Investor Class	132,148	2,172,516
		110,127,181
International Fixed Income Funds — 16.5%
Emerging Markets Debt Fund Investor Class	667,848	6,645,086
Global Bond Fund Investor Class	3,471,899	35,135,614
International Bond Fund Investor Class	2,390,186	30,737,797
		72,518,497
Money Market Funds — 6.0%
U.S. Government Money Market Fund Investor Class	26,393,179	26,393,179
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $396,519,908)		439,952,451
OTHER ASSETS AND LIABILITIES†		(230)
TOTAL NET ASSETS — 100.0%		$439,952,221

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

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JULY 31, 2018

One Choice Portfolio: Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 34.2%
Diversified Bond Fund Investor Class	25,592,618	$265,907,296
Inflation-Adjusted Bond Fund Investor Class	7,941,502	90,215,457
NT High Income Fund Investor Class	2,603,306	25,564,469
Short Duration Inflation Protection Bond Fund Investor Class	6,317,270	63,993,945
		445,681,167
Domestic Equity Funds — 32.5%
Core Equity Plus Fund Investor Class	1,685,318	27,268,440
Equity Growth Fund Investor Class	2,383,786	82,383,630
Growth Fund Investor Class	1,977,218	71,812,559
Heritage Fund Investor Class	1,823,370	43,797,337
Large Company Value Fund Investor Class	8,037,584	84,314,260
Mid Cap Value Fund Investor Class	4,263,139	76,907,029
NT Disciplined Growth Fund Investor Class	1,548,402	20,795,042
Small Company Fund Investor Class	919,840	15,122,177
		422,400,474
International Fixed Income Funds — 14.1%
Emerging Markets Debt Fund Investor Class	2,475,796	24,634,171
Global Bond Fund Investor Class	8,865,155	89,715,367
International Bond Fund Investor Class	5,407,323	69,538,169
		183,887,707
International Equity Funds — 13.3%
International Growth Fund Investor Class	5,829,500	79,339,494
NT Global Real Estate Fund Investor Class	2,623,564	25,789,635
NT International Small-Mid Cap Fund Investor Class	1,031,356	13,603,590
NT International Value Fund Investor Class	5,407,034	54,340,693
		173,073,412
Money Market Funds — 5.9%
U.S. Government Money Market Fund Investor Class	76,900,140	76,900,140
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,131,810,499)		1,301,942,900
OTHER ASSETS AND LIABILITIES†		(667)
TOTAL NET ASSETS — 100.0%		$1,301,942,233

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

14

JULY 31, 2018

One Choice Portfolio: Moderate

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 45.2%
Core Equity Plus Fund Investor Class	5,060,053	$81,871,656
Equity Growth Fund Investor Class	6,195,658	214,121,933
Growth Fund Investor Class	4,247,819	154,280,775
Heritage Fund Investor Class	4,305,042	103,407,108
Large Company Value Fund Investor Class	14,938,757	156,707,556
Mid Cap Value Fund Investor Class	5,872,006	105,930,983
NT Disciplined Growth Fund Investor Class	3,128,900	42,021,134
Small Company Fund Investor Class	1,550,946	25,497,555
		883,838,700
Domestic Fixed Income Funds — 22.8%
Diversified Bond Fund Investor Class	27,111,797	281,691,571
Inflation-Adjusted Bond Fund Investor Class	8,443,346	95,916,408
NT High Income Fund Investor Class	4,957,474	48,682,394
Short Duration Inflation Protection Bond Fund Investor Class	1,891,505	19,160,946
		445,451,319
International Equity Funds — 19.3%
Emerging Markets Fund Investor Class	6,378,872	72,527,769
International Growth Fund Investor Class	9,692,966	131,921,267
NT Global Real Estate Fund Investor Class	3,949,995	38,828,452
NT International Small-Mid Cap Fund Investor Class	2,351,749	31,019,565
NT International Value Fund Investor Class	10,371,807	104,236,664
		378,533,717
International Fixed Income Funds — 8.7%
Emerging Markets Debt Fund Investor Class	3,751,966	37,332,063
Global Bond Fund Investor Class	9,459,776	95,732,930
International Bond Fund Investor Class	2,945,853	37,883,675
		170,948,668
Money Market Funds — 4.0%
U.S. Government Money Market Fund Investor Class	77,377,690	77,377,690
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,572,412,121)		1,956,150,094
OTHER ASSETS AND LIABILITIES†		(1,042)
TOTAL NET ASSETS — 100.0%		$1,956,149,052

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

15

JULY 31, 2018

One Choice Portfolio: Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 52.9%
Core Equity Plus Fund Investor Class	3,877,667	$62,740,649
Equity Growth Fund Investor Class	3,826,169	132,232,400
Growth Fund Investor Class	4,261,358	154,772,518
Heritage Fund Investor Class	4,390,854	105,468,303
Large Company Value Fund Investor Class	11,720,913	122,952,372
Mid Cap Value Fund Investor Class	4,239,380	76,478,410
NT Disciplined Growth Fund Investor Class	3,197,674	42,944,766
Small Company Fund Investor Class	1,287,337	21,163,824
		718,753,242
International Equity Funds — 26.1%
Emerging Markets Fund Investor Class	7,314,173	83,162,147
International Growth Fund Investor Class	8,670,381	118,003,882
NT Global Real Estate Fund Investor Class	4,178,263	41,072,327
NT International Small-Mid Cap Fund Investor Class	2,100,032	27,699,420
NT International Value Fund Investor Class	8,419,956	84,620,563
		354,558,339
Domestic Fixed Income Funds — 15.5%
Diversified Bond Fund Investor Class	9,098,195	94,530,244
Inflation-Adjusted Bond Fund Investor Class	3,608,631	40,994,051
NT High Income Fund Investor Class	6,339,201	62,250,956
Short Duration Inflation Protection Bond Fund Investor Class	1,346,579	13,640,845
		211,416,096
International Fixed Income Funds — 4.5%
Emerging Markets Debt Fund Investor Class	2,002,932	19,929,177
Global Bond Fund Investor Class	4,043,214	40,917,326
		60,846,503
Money Market Funds — 1.0%
U.S. Government Money Market Fund Investor Class	13,669,460	13,669,460
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,048,191,323)		1,359,243,640
OTHER ASSETS AND LIABILITIES†		(316)
TOTAL NET ASSETS — 100.0%		$1,359,243,324

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

16

JULY 31, 2018

One Choice Portfolio: Very Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 67.8%
Core Equity Plus Fund Investor Class	970,499	$15,702,669
Equity Growth Fund Investor Class	1,109,626	38,348,674
Growth Fund Investor Class	1,170,239	42,503,085
Heritage Fund Investor Class	1,209,846	29,060,503
Large Company Value Fund Investor Class	3,440,445	36,090,272
Mid Cap Value Fund Investor Class	1,441,737	26,008,939
NT Disciplined Growth Fund Investor Class	993,830	13,347,139
Small Company Fund Investor Class	1,093,133	17,971,105
		219,032,386
International Equity Funds — 32.2%
Emerging Markets Fund Investor Class	2,022,126	22,991,571
International Growth Fund Investor Class	2,469,432	33,608,965
NT Global Real Estate Fund Investor Class	1,022,310	10,049,303
NT International Small-Mid Cap Fund Investor Class	733,853	9,679,524
NT International Value Fund Investor Class	2,740,252	27,539,536
		103,868,899
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $220,028,861)		322,901,285
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$322,901,285

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

17

Statements of Assets and Liabilities

JULY 31, 2018
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $396,519,908, $1,131,810,499 and $1,572,412,121, respectively)	$439,952,451	$1,301,942,900	$1,956,150,094
Cash	145	229	—
Receivable for investments sold	187,755	—	420,556
Receivable for capital shares sold	142,369	793,650	413,942
Distributions receivable from affiliates	367,662	909,479	1,086,502
	440,650,382	1,303,646,258	1,958,071,094

Liabilities
Disbursements in excess of demand deposit cash	—	—	2,675
Payable for investments purchased	367,892	955,191	1,087,209
Payable for capital shares redeemed	330,119	748,597	830,994
Distribution and service fees payable	150	237	1,164
	698,161	1,704,025	1,922,042

Net Assets	$439,952,221	$1,301,942,233	$1,956,149,052

Net Assets Consist of:
Capital (par value and paid-in surplus)	$400,171,050	$1,120,013,643	$1,549,557,289
Undistributed net investment income	—	834,104	908,219
Accumulated undistributed net realized gain (loss)	(3,651,372)	10,962,085	21,945,571
Net unrealized appreciation	43,432,543	170,132,401	383,737,973
	$439,952,221	$1,301,942,233	$1,956,149,052

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$439,589,635	36,475,723	$12.05
R Class, $0.01 Par Value	$362,586	30,071	$12.06
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$1,301,374,019	93,634,736	$13.90
R Class, $0.01 Par Value	$568,214	40,901	$13.89
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$1,953,344,636	121,247,640	$16.11
R Class, $0.01 Par Value	$2,804,416	174,160	$16.10

See Notes to Financial Statements.

18

JULY 31, 2018
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $1,048,191,323 and $220,028,861, respectively)	$1,359,243,640	$322,901,285
Cash	616	542
Receivable for investments sold	404,035	37,588
Receivable for capital shares sold	413,687	121,973
Distributions receivable from affiliates	571,530	—
	1,360,633,508	323,061,388

Liabilities
Payable for investments purchased	571,761	—
Payable for capital shares redeemed	817,461	159,542
Distribution and service fees payable	962	561
	1,390,184	160,103

Net Assets	$1,359,243,324	$322,901,285

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,017,722,512	$217,885,461
Undistributed net investment income	6,780,911	553,008
Undistributed net realized gain	23,687,584	1,590,392
Net unrealized appreciation	311,052,317	102,872,424
	$1,359,243,324	$322,901,285

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$1,357,006,670	77,794,229	$17.44
R Class, $0.01 Par Value	$2,236,654	128,473	$17.41
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$321,525,289	16,856,918	$19.07
R Class, $0.01 Par Value	$1,375,996	72,254	$19.04

See Notes to Financial Statements.

19

Statements of Operations

YEAR ENDED JULY 31, 2018
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$9,047,067	$25,719,052	$39,213,675

Expenses:
Distribution and service fees - R Class	1,179	2,119	11,765
Directors' fees and expenses	13,461	38,083	57,585
Proxy solicitation expenses	11,069	30,533	46,057
	25,709	70,735	115,407

Net investment income (loss)	9,021,358	25,648,317	39,098,268

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	35,041	3,315,505	9,124,830
Capital gain distributions received from underlying funds	6,078,183	27,789,783	56,579,760
	6,113,224	31,105,288	65,704,590

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(1,552,266)	9,828,853	40,898,702

Net realized and unrealized gain (loss) on affiliates	4,560,958	40,934,141	106,603,292

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,582,316	$66,582,458	$145,701,560

See Notes to Financial Statements.

20

YEAR ENDED JULY 31, 2018
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$26,285,604	$5,317,918

Expenses:
Distribution and service fees - R Class	9,758	4,895
Directors' fees and expenses	39,038	9,261
Proxy solicitation expenses	30,533	7,249
	79,329	21,405

Net investment income (loss)	26,206,275	5,296,513

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	6,707,407	1,397,987
Capital gain distributions received from underlying funds	46,060,285	13,952,646
	52,767,692	15,350,633

Change in net unrealized appreciation (depreciation) on investments in underlying funds	43,375,495	15,643,810

Net realized and unrealized gain (loss) on affiliates	96,143,187	30,994,443

Net Increase (Decrease) in Net Assets Resulting from Operations	$122,349,462	$36,290,956

See Notes to Financial Statements.

21

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2018 AND JULY 31, 2017
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017
Operations
Net investment income (loss)	$9,021,358	$6,344,246	$25,648,317	$17,003,104
Net realized gain (loss)	6,113,224	5,449,473	31,105,288	15,000,304
Change in net unrealized appreciation (depreciation)	(1,552,266)	1,787,397	9,828,853	41,942,461
Net increase (decrease) in net assets resulting from operations	13,582,316	13,581,116	66,582,458	73,945,869

Distributions to Shareholders
From net investment income:
Investor Class	(8,760,553)	(6,138,667)	(25,204,104)	(16,980,543)
R Class	(3,710)	(911)	(6,666)	(1,841)
From net realized gains:
Investor Class	(5,777,141)	(3,222,824)	(15,858,780)	(15,668,076)
R Class	(2,658)	(603)	(5,415)	(2,264)
Decrease in net assets from distributions	(14,544,062)	(9,363,005)	(41,074,965)	(32,652,724)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,573,982)	27,275,428	53,312,881	80,682,270

Net increase (decrease) in net assets	(2,535,728)	31,493,539	78,820,374	121,975,415

Net Assets
Beginning of period	442,487,949	410,994,410	1,223,121,859	1,101,146,444
End of period	$439,952,221	$442,487,949	$1,301,942,233	$1,223,121,859

Undistributed net investment income	—	$95,113	$834,104	$396,557

See Notes to Financial Statements.

22

YEARS ENDED JULY 31, 2018 AND JULY 31, 2017
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017
Operations
Net investment income (loss)	$39,098,268	$24,700,297	$26,206,275	$15,715,528
Net realized gain (loss)	65,704,590	22,841,663	52,767,692	18,984,425
Change in net unrealized appreciation (depreciation)	40,898,702	120,138,776	43,375,495	105,681,924
Net increase (decrease) in net assets resulting from operations	145,701,560	167,680,736	122,349,462	140,381,877

Distributions to Shareholders
From net investment income:
Investor Class	(38,568,784)	(24,658,455)	(24,481,377)	(15,568,045)
R Class	(35,866)	(10,593)	(26,400)	(7,045)
From net realized gains:
Investor Class	(22,885,167)	(37,459,836)	(18,302,608)	(30,372,809)
R Class	(27,647)	(21,587)	(27,000)	(21,273)
Decrease in net assets from distributions	(61,517,464)	(62,150,471)	(42,837,385)	(45,969,172)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	28,468,288	74,371,255	54,828,883	39,365,113

Net increase (decrease) in net assets	112,652,384	179,901,520	134,340,960	133,777,818

Net Assets
Beginning of period	1,843,496,668	1,663,595,148	1,224,902,364	1,091,124,546
End of period	$1,956,149,052	$1,843,496,668	$1,359,243,324	$1,224,902,364

Undistributed net investment income	$908,219	$414,601	$6,780,911	$5,082,413

See Notes to Financial Statements.

23

YEARS ENDED JULY 31, 2018 AND JULY 31, 2017
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	July 31, 2018	July 31, 2017
Operations
Net investment income (loss)	$5,296,513	$2,712,220
Net realized gain (loss)	15,350,633	5,997,878
Change in net unrealized appreciation (depreciation)	15,643,810	30,560,419
Net increase (decrease) in net assets resulting from operations	36,290,956	39,270,517

Distributions to Shareholders
From net investment income:
Investor Class	(5,323,626)	(2,270,814)
R Class	(10,658)	(1,213)
From net realized gains:
Investor Class	(5,415,159)	(8,861,176)
R Class	(15,292)	(10,642)
Decrease in net assets from distributions	(10,764,735)	(11,143,845)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	8,320,217	6,138,564

Net increase (decrease) in net assets	33,846,438	34,265,236

Net Assets
Beginning of period	289,054,847	254,789,611
End of period	$322,901,285	$289,054,847

Undistributed net investment income	$553,008	$590,779

See Notes to Financial Statements.

24

Notes to Financial Statements

JULY 31, 2018

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix. The funds offer the Investor Class and R Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

25

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fee is computed and accrued daily based on the R Class's daily net assets and paid monthly in arrears. The fee is used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended July 31, 2018 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the period ended July 31, 2018 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$60,861,021	$161,832,962	$218,093,958	$223,085,064	$43,072,401
Sales	$61,879,273	$96,156,196	$155,469,785	$138,826,624	$26,267,760

26

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2018		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	8,031,166	$97,107,941	10,041,849	$119,364,602
Issued in reinvestment of distributions	1,192,711	14,352,299	783,958	9,230,233
Redeemed	(9,383,351)	(113,269,236)	(8,533,226)	(101,388,999)
	(159,474)	(1,808,996)	2,292,581	27,205,836
R Class
Sold	23,115	279,898	7,519	89,327
Issued in reinvestment of distributions	529	6,368	128	1,502
Redeemed	(4,213)	(51,252)	(1,782)	(21,237)
	19,431	235,014	5,865	69,592
Net increase (decrease)	(140,043)	$(1,573,982)	2,298,446	$27,275,428

One Choice Portfolio: Conservative
Investor Class
Sold	16,334,249	$225,929,603	18,486,260	$243,184,937
Issued in reinvestment of distributions	2,925,964	40,269,285	2,477,833	32,027,338
Redeemed	(15,426,650)	(213,156,789)	(14,806,411)	(194,722,297)
	3,833,563	53,042,099	6,157,682	80,489,978
R Class
Sold	24,046	332,673	20,363	268,137
Issued in reinvestment of distributions	877	12,081	318	4,105
Redeemed	(5,339)	(73,972)	(6,051)	(79,950)
	19,584	270,782	14,630	192,292
Net increase (decrease)	3,853,147	$53,312,881	6,172,312	$80,682,270

One Choice Portfolio: Moderate
Investor Class
Sold	15,069,155	$239,970,284	19,091,268	$280,708,020
Issued in reinvestment of distributions	3,821,969	60,473,949	4,260,138	61,148,224
Redeemed	(17,135,963)	(273,013,221)	(18,290,572)	(268,444,282)
	1,755,161	27,431,012	5,060,834	73,411,962
R Class
Sold	85,737	1,362,575	73,172	1,075,703
Issued in reinvestment of distributions	4,009	63,500	2,245	32,180
Redeemed	(24,400)	(388,799)	(10,177)	(148,590)
	65,346	1,037,276	65,240	959,293
Net increase (decrease)	1,820,507	$28,468,288	5,126,074	$74,371,255

27

	Year ended July 31, 2018		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice Portfolio: Aggressive
Investor Class
Sold	13,007,609	$223,454,783	11,938,833	$182,797,521
Issued in reinvestment of distributions	2,503,179	42,428,878	3,095,989	45,511,036
Redeemed	(12,365,617)	(211,720,004)	(12,386,767)	(189,916,814)
	3,145,171	54,163,657	2,648,055	38,391,743
R Class
Sold	69,695	1,187,311	77,176	1,187,015
Issued in reinvestment of distributions	3,128	53,079	1,924	28,318
Redeemed	(33,462)	(575,164)	(15,509)	(241,963)
	39,361	665,226	63,591	973,370
Net increase (decrease)	3,184,532	$54,828,883	2,711,646	$39,365,113

One Choice Portfolio: Very Aggressive
Investor Class
Sold	2,926,704	$54,528,756	2,732,711	$44,500,153
Issued in reinvestment of distributions	574,965	10,556,366	708,511	10,967,742
Redeemed	(3,098,815)	(57,452,837)	(3,072,390)	(49,784,151)
	402,854	7,632,285	368,832	5,683,744
R Class
Sold	50,194	933,811	33,560	546,602
Issued in reinvestment of distributions	1,412	25,950	765	11,856
Redeemed	(14,699)	(271,829)	(6,187)	(103,638)
	36,907	687,932	28,138	454,820
Net increase (decrease)	439,761	$8,320,217	396,970	$6,138,564

6. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

28

7. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2018 and July 31, 2017 were as follows:

	2018		2017
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice Portfolio: Very Conservative	$9,750,425	$4,793,637	$6,167,792	$3,195,213
One Choice Portfolio: Conservative	$25,843,891	$15,231,074	$16,982,384	$15,670,340
One Choice Portfolio: Moderate	$39,755,078	$21,762,386	$24,669,048	$37,481,423
One Choice Portfolio: Aggressive	$25,609,515	$17,227,870	$15,575,090	$30,394,082
One Choice Portfolio: Very Aggressive	$5,612,937	$5,151,798	$2,272,027	$8,871,818

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Federal tax cost of investments	$406,341,203	$1,151,567,724	$1,615,800,365
Gross tax appreciation of investments	$37,714,430	$158,615,656	$345,960,131
Gross tax depreciation of investments	(4,103,182)	(8,240,480)	(5,610,402)
Net tax appreciation (depreciation) of investments	$33,611,248	$150,375,176	$340,349,729
Undistributed ordinary income	$387,436	$2,167,979	$3,532,342
Accumulated long-term gains	$5,782,487	$29,385,435	$62,709,692

	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$1,076,371,051	$233,450,621
Gross tax appreciation of investments	$285,489,423	$89,450,664
Gross tax depreciation of investments	(2,616,834)	—
Net tax appreciation (depreciation) of investments	$282,872,589	$89,450,664
Undistributed ordinary income	$9,058,873	$1,210,458
Accumulated long-term gains	$49,589,350	$14,354,702

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of period end, One Choice Portfolio: Moderate and One Choice Portfolio: Aggressive owned 40% and 30%, respectively, of the shares of Core Equity Plus Fund.

29

9. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended July 31, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Conservative (Amounts in thousands)
Diversified Bond Fund	$92,763	$10,305	$9,380	$(3,454)	$90,234	8,685	$(292)	$2,224
Inflation-Adjusted Bond Fund	43,808	3,684	3,145	(437)	43,910	3,865	(337)	1,092
NT High Income Fund	8,888	679	489	(201)	8,877	904	(7)	488
Short Duration Fund	30,864	2,183	1,782	(428)	30,837	3,050	(67)	693
Short Duration Inflation Protection Bond Fund	57,098	4,478	4,099	(421)	57,056	5,632	(158)	929
Core Equity Plus Fund	4,490	274	762	413	4,415	273	77	169
Equity Growth Fund	19,117	4,263	4,773	1,087	19,694	570	215	1,723
Growth Fund	14,162	2,903	4,350	1,343	14,058	387	303	1,398
Heritage Fund	6,514	2,110	2,487	338	6,475	270	148	699
Large Company Value Fund	29,106	6,512	8,400	553	27,771	2,647	375	1,607
Mid Cap Value Fund	21,090	4,818	3,743	174	22,339	1,238	51	1,943
NT Disciplined Growth Fund	4,536	194	835	436	4,331	322	190	146
Real Estate Fund	8,978	1,732	1,614	(224)	8,872	318	(33)	559
Small Company Fund	3,191	1,632	2,731	80	2,172	132	225	230
Emerging Markets Debt Fund	—	7,026	59	(322)	6,645	668	(2)	175
Global Bond Fund	35,206	2,333	1,942	(461)	35,136	3,472	(42)	681
International Bond Fund	36,273	4,188	9,695	(28)	30,738	2,390	(611)	112
U.S. Government Money Market Fund	26,404	1,547	1,558	—	26,393	26,393	—	257
	$442,488	$60,861	$61,844	$(1,552)	$439,953	61,216	$35	$15,125

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Conservative (Amounts in thousands)
Diversified Bond Fund	$259,392	$30,739	$13,855	$(10,369)	$265,907	25,593	$(320)	$6,358
Inflation-Adjusted Bond Fund	83,088	8,775	92	(1,556)	90,215	7,942	(7)	2,191
NT High Income Fund	23,914	2,229	—	(578)	25,565	2,603	—	1,352
Short Duration Inflation Protection Bond Fund	58,995	5,646	27	(620)	63,994	6,317	—	1,004
Core Equity Plus Fund	24,263	945	611	2,671	27,268	1,685	42	945
Equity Growth Fund	91,819	11,103	24,510	3,972	82,384	2,384	1,838	8,342
Growth Fund	67,076	6,556	8,765	6,946	71,813	1,977	825	6,556
Heritage Fund	39,465	6,568	4,601	2,365	43,797	1,823	294	3,888
Large Company Value Fund	83,920	6,365	8,555	2,584	84,314	8,038	90	4,546
Mid Cap Value Fund	69,184	9,661	2,605	667	76,907	4,263	47	6,563
NT Disciplined Growth Fund	18,694	612	936	2,425	20,795	1,548	231	612
Small Company Fund	14,775	4,189	5,132	1,290	15,122	920	392	949
Emerging Markets Debt Fund	—	25,826	—	(1,192)	24,634	2,476	—	644
Global Bond Fund	83,415	7,530	—	(1,230)	89,715	8,865	—	1,656
International Bond Fund	81,272	2,843	14,168	(409)	69,538	5,407	(1,174)	246
International Growth Fund	69,855	11,930	5,221	2,776	79,340	5,830	573	3,924
NT Global Real Estate Fund	24,655	944	256	447	25,790	2,624	(1)	843
NT International Small-Mid Cap Fund	13,076	862	1,234	900	13,604	1,031	375	862
NT International Value Fund	45,068	12,806	2,273	(1,260)	54,341	5,407	110	1,304
U.S. Government Money Market Fund	71,196	5,704	—	—	76,900	76,900	—	724
	$1,223,122	$161,833	$92,841	$9,829	$1,301,943	173,633	$3,315	$53,509

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Moderate (Amounts in thousands)
Core Equity Plus Fund	$72,625	$2,852	$1,643	$8,037	$81,871	5,060	$103	$2,852
Equity Growth Fund	211,290	20,533	29,723	12,022	214,122	6,196	2,714	19,943
Growth Fund	141,401	14,596	16,702	14,986	154,281	4,248	1,542	13,991
Heritage Fund	91,198	14,005	7,448	5,652	103,407	4,305	227	8,790
Large Company Value Fund	157,250	9,539	14,861	4,779	156,707	14,939	105	8,591
Mid Cap Value Fund	93,454	13,183	1,503	797	105,931	5,872	(31)	9,067
NT Disciplined Growth Fund	37,245	1,238	1,451	4,989	42,021	3,129	342	1,238
Small Company Fund	31,371	7,233	14,101	995	25,498	1,551	1,879	1,921
Diversified Bond Fund	271,806	28,391	7,234	(11,271)	281,692	27,112	(118)	6,744
Inflation-Adjusted Bond Fund	106,098	5,427	15,727	118	95,916	8,443	(1,704)	2,348
NT High Income Fund	53,980	2,748	6,914	(1,132)	48,682	4,957	31	2,681
Short Duration Inflation Protection Bond Fund	17,426	1,925	—	(190)	19,161	1,892	—	303
Emerging Markets Fund	62,143	12,679	3,579	1,285	72,528	6,379	74	571
International Growth Fund	129,849	10,626	12,233	3,679	131,921	9,693	2,682	7,048
NT Global Real Estate Fund	37,329	1,603	787	683	38,828	3,950	(3)	1,269
NT International Small-Mid Cap Fund	29,582	1,966	2,624	2,096	31,020	2,352	791	1,966
NT International Value Fund	102,798	13,558	9,475	(2,644)	104,237	10,372	499	2,829
Emerging Markets Debt Fund	—	39,143	—	(1,811)	37,332	3,752	—	977
Global Bond Fund	88,809	8,291	—	(1,367)	95,733	9,460	—	1,802
International Bond Fund	37,878	942	132	(804)	37,884	2,946	(8)	136
U.S. Government Money Market Fund	69,970	7,616	208	—	77,378	77,378	—	726
	$1,843,502	$218,094	$146,345	$40,899	$1,956,150	213,986	$9,125	$95,793

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Aggressive (Amounts in thousands)
Core Equity Plus Fund	$54,383	$5,063	$2,788	$6,083	$62,741	3,878	$75	$2,142
Equity Growth Fund	127,904	19,154	22,492	7,666	132,232	3,826	1,184	12,130
Growth Fund	135,987	21,995	17,841	14,632	154,773	4,261	1,668	13,551
Heritage Fund	90,213	18,706	9,194	5,743	105,468	4,391	215	8,665
Large Company Value Fund	114,331	14,783	9,946	3,784	122,952	11,721	(2)	6,476
Mid Cap Value Fund	65,373	12,814	2,394	685	76,478	4,239	(98)	6,355
NT Disciplined Growth Fund	37,259	3,657	2,946	4,975	42,945	3,198	423	1,228
Small Company Fund	22,947	7,716	11,029	1,530	21,164	1,287	668	1,443
Emerging Markets Fund	74,741	12,555	5,814	1,680	83,162	7,314	133	633
International Growth Fund	109,949	15,434	10,989	3,610	118,004	8,670	1,736	6,243
NT Global Real Estate Fund	36,415	5,901	1,931	687	41,072	4,178	(23)	1,280
NT International Small-Mid Cap Fund	26,249	2,777	3,168	1,842	27,700	2,100	718	1,767
NT International Value Fund	79,743	13,738	6,788	(2,072)	84,621	8,420	204	2,294
Diversified Bond Fund	95,784	18,148	15,679	(3,723)	94,530	9,098	(128)	2,278
Inflation-Adjusted Bond Fund	34,945	7,801	1,060	(692)	40,994	3,609	(46)	990
NT High Income Fund	60,062	9,849	6,266	(1,394)	62,251	6,339	(4)	3,282
Short Duration Inflation Protection Bond Fund	11,623	2,395	249	(128)	13,641	1,347	(2)	211
Emerging Markets Debt Fund	—	21,223	333	(961)	19,929	2,003	(2)	514
Global Bond Fund	35,387	7,041	939	(572)	40,917	4,043	(11)	738
U.S. Government Money Market Fund	11,607	2,335	272	—	13,670	13,669	—	126
	$1,224,902	$223,085	$132,118	$43,375	$1,359,244	107,591	$6,708	$72,346

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Aggressive (Amounts in thousands)
Core Equity Plus Fund	$13,603	$792	$221	$1,529	$15,703	970	$7	$539
Equity Growth Fund	36,262	4,653	4,889	2,323	38,349	1,110	158	3,533
Growth Fund	38,029	5,056	4,692	4,110	42,503	1,170	376	3,809
Heritage Fund	25,740	4,317	2,568	1,572	29,061	1,210	95	2,454
Large Company Value Fund	32,211	4,852	2,051	1,078	36,090	3,440	(32)	1,891
Mid Cap Value Fund	21,388	4,802	395	214	26,009	1,442	(16)	2,136
NT Disciplined Growth Fund	11,822	635	677	1,567	13,347	994	116	391
Small Company Fund	17,744	2,948	4,092	1,371	17,971	1,093	297	985
Emerging Markets Fund	20,439	3,198	1,095	450	22,992	2,022	40	172
International Growth Fund	29,902	4,721	2,184	1,170	33,609	2,469	263	1,724
NT Global Real Estate Fund	8,862	1,229	212	170	10,049	1,022	(5)	300
NT International Small-Mid Cap Fund	8,802	683	569	763	9,679	734	99	621
NT International Value Fund	24,251	5,186	1,225	(673)	27,539	2,740	—	716
	$289,055	$43,072	$24,870	$15,644	$322,901	20,416	$1,398	$19,271

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2018	$12.07	0.24	0.14	0.38	(0.24)	(0.16)	(0.40)	$12.05	3.13%	0.01%	2.01%	14%	$439,590
2017	$11.97	0.18	0.18	0.36	(0.17)	(0.09)	(0.26)	$12.07	3.10%	0.00%(4)	1.49%	13%	$442,359
2016	$11.82	0.18	0.38	0.56	(0.17)	(0.24)	(0.41)	$11.97	4.93%	0.00%(4)	1.52%	24%	$410,937
2015	$11.94	0.21	0.03	0.24	(0.20)	(0.16)	(0.36)	$11.82	2.07%	0.00%(4)	1.73%	24%	$381,889
2014	$11.56	0.20	0.48	0.68	(0.20)	(0.10)	(0.30)	$11.94	5.99%	0.00%(4)	1.74%	12%	$355,165
R Class
2018	$12.08	0.19	0.13	0.32	(0.18)	(0.16)	(0.34)	$12.06	2.61%	0.51%	1.51%	14%	$363
2017	$11.97	0.12	0.19	0.31	(0.11)	(0.09)	(0.20)	$12.08	2.67%	0.50%	0.99%	13%	$129
2016	$11.82	0.11	0.39	0.50	(0.11)	(0.24)	(0.35)	$11.97	4.39%	0.50%	1.02%	24%	$57
2015(5)	$11.97	0.02	(0.15)	(0.13)	(0.02)	—	(0.02)	$11.82	(1.13)%	0.50%(6)	0.40%(6)	24%(7)	$25
One Choice Portfolio: Conservative
Investor Class
2018	$13.62	0.28	0.46	0.74	(0.28)	(0.18)	(0.46)	$13.90	5.43%	0.01%	2.01%	8%	$1,301,374
2017	$13.16	0.19	0.65	0.84	(0.20)	(0.18)	(0.38)	$13.62	6.54%	0.00%(4)	1.48%	12%	$1,222,832
2016	$13.66	0.21	0.17	0.38	(0.21)	(0.67)	(0.88)	$13.16	3.13%	0.00%(4)	1.63%	19%	$1,101,058
2015	$13.48	0.24	0.31	0.55	(0.25)	(0.12)	(0.37)	$13.66	4.09%	0.00%(4)	1.77%	22%	$1,026,091
2014	$12.66	0.24	0.82	1.06	(0.24)	—	(0.24)	$13.48	8.43%	0.00%(4)	1.85%	2%	$927,955

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2018	$13.61	0.21	0.46	0.67	(0.21)	(0.18)	(0.39)	$13.89	4.90%	0.51%	1.51%	8%	$568
2017	$13.16	0.13	0.63	0.76	(0.13)	(0.18)	(0.31)	$13.61	5.93%	0.50%	0.98%	12%	$290
2016	$13.65	0.13	0.20	0.33	(0.15)	(0.67)	(0.82)	$13.16	2.68%	0.50%	1.13%	19%	$88
2015(5)	$13.81	0.01	(0.16)	(0.15)	(0.01)	—	(0.01)	$13.65	(1.06)%	0.50%(6)	0.28%(6)	22%(7)	$25
One Choice Portfolio: Moderate
Investor Class
2018	$15.41	0.32	0.89	1.21	(0.32)	(0.19)	(0.51)	$16.11	7.95%	0.01%	2.02%	8%	$1,953,345
2017	$14.53	0.21	1.21	1.42	(0.21)	(0.33)	(0.54)	$15.41	10.09%	0.00%(4)	1.44%	15%	$1,841,820
2016	$15.48	0.25	(0.06)	0.19	(0.26)	(0.88)	(1.14)	$14.53	1.62%	0.00%(4)	1.75%	11%	$1,662,962
2015	$14.96	0.29	0.55	0.84	(0.30)	(0.02)	(0.32)	$15.48	5.66%	0.00%(4)	1.91%	20%	$1,631,785
2014	$13.79	0.27	1.17	1.44	(0.27)	—	(0.27)	$14.96	10.51%	0.00%(4)	1.88%	3%	$1,442,589
R Class
2018	$15.41	0.24	0.88	1.12	(0.24)	(0.19)	(0.43)	$16.10	7.34%	0.51%	1.52%	8%	$2,804
2017	$14.53	0.13	1.22	1.35	(0.14)	(0.33)	(0.47)	$15.41	9.54%	0.50%	0.94%	15%	$1,677
2016	$15.47	0.19	(0.07)	0.12	(0.18)	(0.88)	(1.06)	$14.53	1.17%	0.50%	1.25%	11%	$633
2015(5)	$15.63	0.02	(0.16)	(0.14)	(0.02)	—	(0.02)	$15.47	(0.92)%	0.50%(6)	0.28%(6)	20%(7)	$28
One Choice Portfolio: Aggressive
Investor Class
2018	$16.39	0.34	1.27	1.61	(0.32)	(0.24)	(0.56)	$17.44	9.97%	0.01%	1.99%	11%	$1,357,007
2017	$15.15	0.21	1.67	1.88	(0.22)	(0.42)	(0.64)	$16.39	12.88%	0.00%(4)	1.39%	18%	$1,223,445
2016	$16.90	0.26	(0.23)	0.03	(0.27)	(1.51)	(1.78)	$15.15	0.69%	0.00%(4)	1.76%	12%	$1,090,739
2015	$16.30	0.31	0.89	1.20	(0.37)	(0.23)	(0.60)	$16.90	7.44%	0.00%(4)	1.87%	29%	$1,099,057
2014	$14.75	0.28	1.52	1.80	(0.25)	—	(0.25)	$16.30	12.26%	0.00%(4)	1.77%	5%	$1,028,185

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2018	$16.36	0.26	1.27	1.53	(0.24)	(0.24)	(0.48)	$17.41	9.43%	0.51%	1.49%	11%	$2,237
2017	$15.12	0.13	1.67	1.80	(0.14)	(0.42)	(0.56)	$16.36	12.33%	0.50%	0.89%	18%	$1,457
2016	$16.87	0.16	(0.21)	(0.05)	(0.19)	(1.51)	(1.70)	$15.12	0.16%	0.50%	1.26%	12%	$386
2015(5)	$17.01	0.01	(0.15)	(0.14)	—	—	—	$16.87	(0.82)%	0.50%(6)	0.23%(6)	29%(7)	$25
One Choice Portfolio: Very Aggressive
Investor Class
2018	$17.53	0.32	1.88	2.20	(0.33)	(0.33)	(0.66)	$19.07	12.68%	0.01%	1.70%	8%	$321,525
2017	$15.83	0.17	2.25	2.42	(0.15)	(0.57)	(0.72)	$17.53	15.85%	0.00%(4)	1.03%	11%	$288,436
2016	$18.47	0.23	(0.42)	(0.19)	(0.37)	(2.08)	(2.45)	$15.83	(0.44)%	0.00%(4)	1.47%	11%	$254,676
2015	$17.28	0.31	1.21	1.52	(0.33)	—	(0.33)	$18.47	8.87%	0.00%(4)	1.72%	42%	$268,772
2014	$15.30	0.24	1.89	2.13	(0.15)	—	(0.15)	$17.28	13.94%	0.00%(4)	1.45%	8%	$267,537
R Class
2018	$17.50	0.20	1.90	2.10	(0.23)	(0.33)	(0.56)	$19.04	12.13%	0.51%	1.20%	8%	$1,376
2017	$15.81	0.08	2.24	2.32	(0.06)	(0.57)	(0.63)	$17.50	15.21%	0.50%	0.53%	11%	$619
2016	$18.44	0.13	(0.40)	(0.27)	(0.28)	(2.08)	(2.36)	$15.81	(0.92)%	0.50%	0.97%	11%	$114
2015(5)	$18.59	(0.01)	(0.14)	(0.15)	—	—	—	$18.44	(0.81)%	0.50%(6)	(0.18)%(6)	42%(7)	$30

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

(5)	March 20, 2015 (commencement of sale) through July 31, 2015.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2015.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of One Choice® Portfolio: Very Conservative, One Choice® Portfolio: Conservative, One Choice® Portfolio: Moderate, One Choice® Portfolio: Aggressive, and One Choice® Portfolio: Very Aggressive, five of the portfolios comprising American Century Asset Allocation Portfolios, Inc. (the “Funds”), including the schedules of investments, as of July 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Kansas City, Missouri
September 19, 2018

We have served as the auditor of one or more American Century investment companies since 1997.

39

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Jonathan S. Thomas, 16; and Stephen E. Yates, 8) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas W. Bunn (1953)	Director	Since 2017	Retired	67	SquareTwo Financial; Barings (formerly Babson Capital Funds Trust) (2013 to 2016)
Barry Fink (1955)	Director	Since 2012 (independent since 2016)	Retired; Executive Vice President, ACC (2007 to 2013); President, ACS (2007 to 2013); Chief Operating Officer, ACC (2007 to 2012)	67	None
Andrea C. Hall(1) (1945)	Director	Since 1997	Retired	67	None
Jan M. Lewis (1957)	Director	Since 2011	Retired; President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization) (2006 to 2013)	67	None
M. Jeannine Strandjord (1945)	Director	Since 1994	Self-employed Consultant	67	Euronet Worldwide Inc. and MGP Ingredients, Inc.

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Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
John R. Whitten (1946)	Director	Since 2008	Retired	67	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Director and Chairman of the Board	Since 2012 (Chairman since 2018)	Retired	69	None
Interested Director
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	114	BioMed Valley Discoveries, Inc.
1) Effective August 31, 2018, Andrea C. Hall retired from the Board of Directors.

The Statement of Additional Information has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

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Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present); Vice President, Client Interactions and Marketing, ACIS (2013 to 2014). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

42

Approval of Management Agreement

At a meeting held on June 28, 2018, the Funds’ Board of Directors (the “Board) unanimously approved the renewal of amended and restated management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of each Fund’s management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Funds and the services provided to the Funds by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year. The Directors also conducted a review of the process by which the Board considers the renewal of the management agreements. The Board consulted with industry experts and reviewed industry best practices and recent judicial precedent. The Directors believe that the enhancements resulting from their review resulted in increased dialogue with the Advisor and an improved process for fund shareholders.

In connection with its consideration of the renewal of each Fund’s management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided by the Advisor to each Fund;

•	the wide range of other programs and services provided and to be provided to each Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of each Fund, including data comparing each Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning each Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Funds’ service providers;

•	financial data showing the cost of services provided to each Fund and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Funds and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Funds and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Funds.

The Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding approval of the management agreements. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approvals. They determined that the

43

information was sufficient for them to evaluate each Fund’s management agreement. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreements, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that under the management agreements, the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing each Fund

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of each Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management renewal approval process. If performance concerns are identified with respect to a fund, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The performance for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive was above each fund's respective benchmark for the one-, three-, five- and ten-year periods reviewed by the Board. The Board, directly and through its Fund Performance Review Committee, regularly reviews the investment management services of the Advisor. Taking all of these factors into consideration, the Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreements.

44

Shareholder and Other Services. Under the management agreements, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreements to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the Funds’ management agreements, and the reasonableness of the current management agreements. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The Funds invest their non-cash assets entirely in other American Century Investments funds. The Funds do not pay an investment advisory fee to the Advisor. Rather, each Fund bears its pro rata share of the expenses incurred by the underlying funds. Each underlying fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the fund’s independent directors (including their independent legal counsel), as well as expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board concluded that the underlying fund expenses incurred by each Fund were reasonable in light of the services provided to each Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Board reviewed such information and received representations from the Advisor that all

45

such payments by the Funds were made pursuant to each Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management agreements between the Funds and the Advisor were fair and reasonable in light of the services provided and should be renewed.

46

Proxy Voting Results

A special meeting of shareholders was held on October 18, 2017, to vote on the following proposal. The proposal received the required votes and was adopted. A summary of voting results is listed below.

To elect four directors to the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

	Affirmative	Withhold
Thomas W. Bunn	$13,314,351,423	$222,892,045
Barry Fink	$13,302,273,438	$234,970,030
Jan M. Lewis	$13,306,466,696	$230,776,772
Stephen E. Yates	$13,276,976,060	$260,267,408
The other directors whose term of office continued after the meeting include Jonathan S. Thomas, Andrea C. Hall, James A. Olson, M. Jeannine Strandjord, and John R. Whitten.

47

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2018.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2018 as qualified for the corporate dividends received deduction.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$1,661,539	$6,108,044	$12,018,782	$8,734,063	$2,600,572

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2018.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$1,112,168	$633,121	$1,150,428	$1,101,738	$278,653

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended July 31, 2018.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$5,094,345	$15,231,074	$21,762,386	$17,227,870	$5,151,798

For the fiscal year ended July 31, 2018, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice Portfolio: Very Conservative	—	—	—	—
One Choice Portfolio: Conservative	$263,283	$0.0028	$2,200,812	$0.0235
One Choice Portfolio: Moderate	$533,394	$0.0044	$4,498,807	$0.0371
One Choice Portfolio: Aggressive	$443,464	$0.0057	$3,743,162	$0.0480
One Choice Portfolio: Very Aggressive	$135,529	$0.0080	$1,129,063	$0.0667

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$778,922	—	—	—	—

49

Notes

50

Notes

51

Notes

52

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93180 1809

Annual Report

July 31, 2018

One Choice® In Retirement Portfolio	One Choice® 2040 Portfolio
Investor Class (ARTOX)	Investor Class (ARDVX)
I Class (ATTIX)	I Class (ARDSX)
A Class (ARTAX)	A Class (ARDMX)
C Class (ATTCX)	C Class (ARNOX)
R Class (ARSRX)	R Class (ARDRX)
R6 Class (ARDTX)	R6 Class (ARDUX)
One Choice® 2020 Portfolio	One Choice® 2045 Portfolio
Investor Class (ARBVX)	Investor Class (AROIX)
I Class (ARBSX)	I Class (AOOIX)
A Class (ARBMX)	A Class (AROAX)
C Class (ARNCX)	C Class (AROCX)
R Class (ARBRX)	R Class (ARORX)
R6 Class (ARBDX)	R6 Class (ARDOX)
One Choice® 2025 Portfolio	One Choice® 2050 Portfolio
Investor Class (ARWIX)	Investor Class (ARFVX)
I Class (ARWFX)	I Class (ARFSX)
A Class (ARWAX)	A Class (ARFMX)
C Class (ARWCX)	C Class (ARFDX)
R Class (ARWRX)	R Class (ARFWX)
R6 Class (ARWDX)	R6 Class (ARFEX)
One Choice® 2030 Portfolio	One Choice® 2055 Portfolio
Investor Class (ARCVX)	Investor Class (AREVX)
I Class (ARCSX)	I Class (ARENX)
A Class (ARCMX)	A Class (AREMX)
C Class (ARWOX)	C Class (AREFX)
R Class (ARCRX)	R Class (AREOX)
R6 Class (ARCUX)	R6 Class (AREUX)
One Choice® 2035 Portfolio	One Choice® 2060 Portfolio
Investor Class (ARYIX)	Investor Class (ARGVX)
I Class (ARLIX)	I Class (ARGNX)
A Class (ARYAX)	A Class (ARGMX)
C Class (ARLCX)	C Class (ARGHX)
R Class (ARYRX)	R Class (ARGRX)
R6 Class (ARLDX)	R6 Class (ARGDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2018. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional, updated investment and market insights, please visit our website, americancentury.com.

Despite Heightened Volatility, Stocks Stayed Strong

Broad U.S. and global stock indices rose significantly in the first half of the 12-month period. A favorable backdrop of robust corporate earnings results, improving global economic growth, relatively low interest rates, and growth-oriented U.S. tax reform drove stock prices higher. For the six months ended January 31, 2018, U.S. stocks (S&P 500 Index) returned 15.43%, while global stocks (MSCI ACWI Index) gained 14.29%. U.S. bonds struggled, as interest rates edged higher and the Federal Reserve (the Fed) continued is rate-normalization efforts.

The global stock rally came to an abrupt halt in early February, stifled by the return of market volatility. Better-than-expected U.S. economic data triggered expectations for rising inflation, higher interest rates, and a more-hawkish Fed. In response, U.S. Treasury yields climbed to their highest levels in several years, and stock prices plunged. However, economic data released in subsequent months were more in line with market expectations. Additionally, corporate earnings generally remained strong, and the Fed stayed on track. This news helped calm the market unrest, but rising interest rates, geopolitical tensions, and global trade war fears provided periodic headwinds.

Overall, U.S. and global stocks held onto double-digit gains for the 12-month period, led by growth stocks. Meanwhile, rising U.S. Treasury yields and inflation took a toll on investment-grade bonds, which declined modestly for the 12 months.

With inflationary pressures mounting, Treasury yields rising, volatility resurfacing, and the implications of U.S. tariff and trade policy still unfolding, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of July 31, 2018
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice In Retirement Portfolio
Investor Class	ARTOX	5.50%	5.33%	5.70%	—	8/31/04
S&P Target Date Retirement Income Index	—	4.20%	4.38%	4.62%	—	—
I Class	ATTIX	5.71%	5.52%	5.91%	—	8/31/04
A Class	ARTAX					8/31/04
No sales charge		5.23%	5.06%	5.44%	—
With sales charge		-0.79%	3.82%	4.81%	—
C Class	ATTCX	4.48%	4.29%	—	5.62%	3/1/10
R Class	ARSRX	4.98%	4.79%	5.17%	—	8/31/04
R6 Class	ARDTX	5.77%	5.64%	—	5.64%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived. Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice In Retirement Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice In Retirement Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2018
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2020 Portfolio
Investor Class	ARBVX	5.86%	5.72%	5.97%	—	5/30/08
S&P Target Date To 2020 Index	—	5.24%	5.67%	5.60%	—	—
I Class	ARBSX	6.07%	5.93%	6.17%	—	5/30/08
A Class	ARBMX					5/30/08
No sales charge		5.52%	5.44%	5.69%	—
With sales charge		-0.58%	4.20%	5.07%	—
C Class	ARNCX	4.71%	4.66%	—	6.16%	3/1/10
R Class	ARBRX	5.34%	5.18%	5.43%	—	5/30/08
R6 Class	ARBDX	6.08%	6.01%	—	6.01%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived. Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2020 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2020 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2018
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2025 Portfolio
Investor Class	ARWIX	6.36%	6.19%	6.16%	—	8/31/04
S&P Target Date To 2025 Index	—	6.44%	6.37%	6.00%	—	—
I Class	ARWFX	6.57%	6.40%	6.37%	—	8/31/04
A Class	ARWAX					8/31/04
No sales charge		6.10%	5.92%	5.89%	—
With sales charge		-0.02%	4.67%	5.27%	—
C Class	ARWCX	5.29%	5.12%	—	6.64%	3/1/10
R Class	ARWRX	5.84%	5.66%	5.63%	—	8/31/04
R6 Class	ARWDX	6.67%	6.54%	—	6.54%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived. Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2025 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2025 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2018
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2030 Portfolio
Investor Class	ARCVX	7.13%	6.71%	6.47%	—	5/30/08
S&P Target Date To 2030 Index	—	7.74%	7.05%	6.38%	—	—
I Class	ARCSX	7.27%	6.93%	6.67%	—	5/30/08
A Class	ARCMX					5/30/08
No sales charge		6.80%	6.44%	6.19%	—
With sales charge		0.64%	5.18%	5.56%	—
C Class	ARWOX	6.06%	5.66%	—	7.15%	3/1/10
R Class	ARCRX	6.54%	6.17%	5.92%	—	5/30/08
R6 Class	ARCUX	7.41%	7.05%	—	7.05%	10/23/17

Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived. Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2030 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2030 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2018
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2035 Portfolio
Investor Class	ARYIX	8.05%	7.30%	6.77%	—	8/31/04
S&P Target Date To 2035 Index	—	8.88%	7.61%	6.70%	—	—
I Class	ARLIX	8.19%	7.49%	6.97%	—	8/31/04
A Class	ARYAX					8/31/04
No sales charge		7.72%	7.00%	6.49%	—
With sales charge		1.52%	5.74%	5.86%	—
C Class	ARLCX	6.93%	6.22%	—	7.75%	3/1/10
R Class	ARYRX	7.52%	6.75%	6.23%	—	8/31/04
R6 Class	ARLDX	8.36%	7.64%	—	7.64%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived. Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2035 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2035 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2018
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2040 Portfolio
Investor Class	ARDVX	8.98%	7.88%	7.31%	—	5/30/08
S&P Target Date To 2040 Index	—	9.89%	8.16%	7.02%	—	—
I Class	ARDSX	9.19%	8.09%	7.52%	—	5/30/08
A Class	ARDMX					5/30/08
No sales charge		8.64%	7.60%	7.03%	—
With sales charge		2.42%	6.34%	6.39%	—
C Class	ARNOX	7.91%	6.79%	—	8.33%	3/1/10
R Class	ARDRX	8.46%	7.33%	6.77%	—	5/30/08
R6 Class	ARDUX	9.33%	8.24%	—	8.24%	10/23/17

Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived. Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2040 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2040 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2018
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2045 Portfolio
Investor Class	AROIX	9.79%	8.42%	7.43%	—	8/31/04
S&P Target Date To 2045 Index	—	10.29%	8.49%	7.24%	—	—
I Class	AOOIX	9.99%	8.65%	7.66%	—	8/31/04
A Class	AROAX					8/31/04
No sales charge		9.53%	8.16%	7.17%	—
With sales charge		3.22%	6.89%	6.53%	—
C Class	AROCX	8.71%	7.34%	—	8.80%	3/1/10
R Class	ARORX	9.19%	7.88%	6.89%	—	8/31/04
R6 Class	ARDOX	10.22%	8.79%	—	8.79%	10/23/17

Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived. Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2045 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2045 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2018
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2050 Portfolio
Investor Class	ARFVX	10.42%	8.74%	7.61%	—	5/30/08
S&P Target Date To 2050 Index	—	10.51%	8.74%	7.45%	—	—
I Class	ARFSX	10.62%	8.94%	7.83%	—	5/30/08
A Class	ARFMX					5/30/08
No sales charge		10.08%	8.46%	7.33%	—
With sales charge		3.71%	7.18%	6.70%	—
C Class	ARFDX	9.32%	7.65%	—	9.05%	3/1/10
R Class	ARFWX	9.89%	8.19%	7.07%	—	5/30/08
R6 Class	ARFEX	10.78%	9.08%	—	9.08%	10/23/17

Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived. Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2050 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2050 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2018
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
One Choice 2055 Portfolio
Investor Class	AREVX	10.61%	8.95%	9.09%	3/31/11
S&P Target Date To 2055 Index	—	10.79%	8.98%	8.80%	—
I Class	ARENX	10.83%	9.16%	9.31%	3/31/11
A Class	AREMX				3/31/11
No sales charge		10.36%	8.67%	8.82%
With sales charge		4.00%	7.39%	7.94%
C Class	AREFX	9.51%	7.86%	8.01%	3/31/11
R Class	AREOX	10.08%	8.40%	8.55%	3/31/11
R6 Class	AREUX	11.05%	9.30%	9.30%	10/23/17

Fund returns would have been lower if a portion of the fees had not been waived.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2055 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2055 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2018
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice 2060 Portfolio
Investor Class	ARGVX	10.84%	12.10%	9/30/15
S&P Target Date To 2060+ Index	—	10.95%	13.12%	—
S&P Target Date To 2055 Index	—	10.79%	12.83%	—
I Class	ARGNX	11.05%	12.34%	9/30/15
A Class	ARGMX			9/30/15
No sales charge		10.58%	11.82%
With sales charge		4.25%	9.51%
C Class	ARGHX	9.80%	11.00%	9/30/15
R Class	ARGRX	10.38%	11.56%	9/30/15
R6 Class(1)	ARGDX	11.28%	12.44%	10/23/17

Fund returns would have been lower if a portion of the fees had not been waived. Effective January 1, 2018 the fund's investment advisor selected a different benchmark for comparison purposes. The advisor believes the S&P Target Date To 2060+ Index is more reflective of the fund's strategy.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2060 Portfolio R6. Such historical performance began on September 30, 2015. The R6 Class of the fund acquired all of the assets of the One Choice 2060 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over 10 Years of One Choice In Retirement Portfolio — Investor Class
$10,000 investment made July 31, 2008
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2018
Investor Class — $17,415

S&P Target Date Retirement Income Index — $15,717

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2020 Portfolio — Investor Class
$10,000 investment made July 31, 2008
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2018
Investor Class — $17,860

S&P Target Date To 2020 Index — $17,252

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over 10 Years of One Choice 2025 Portfolio — Investor Class
$10,000 investment made July 31, 2008
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2018
Investor Class — $18,178

S&P Target Date To 2025 Index — $17,921

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2030 Portfolio — Investor Class
$10,000 investment made July 31, 2008
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2018
Investor Class — $18,729

S&P Target Date To 2030 Index — $18,575

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over 10 Years of One Choice 2035 Portfolio — Investor Class
$10,000 investment made July 31, 2008
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2018
Investor Class — $19,254

S&P Target Date To 2035 Index — $19,142

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2040 Portfolio — Investor Class
$10,000 investment made July 31, 2008
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2018
Investor Class — $20,248

S&P Target Date To 2040 Index — $19,718

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over 10 Years of One Choice 2045 Portfolio — Investor Class
$10,000 investment made July 31, 2008
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2018
Investor Class — $20,493

S&P Target Date To 2045 Index — $20,129

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2050 Portfolio — Investor Class
$10,000 investment made July 31, 2008
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2018
Investor Class — $20,827

S&P Target Date To 2050 Index — $20,531

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over Life of One Choice 2055 Portfolio — Investor Class
$10,000 investment made March 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2018
Investor Class — $18,943

S&P Target Date To 2055 Index — $18,567

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over Life of One Choice 2060 Portfolio — Investor Class
$10,000 investment made September 30, 2015
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2018
Investor Class — $13,824

S&P Target Date To 2060+ Index — $14,182

S&P Target Date To 2055 Index — $14,083

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Annual Fund Operating Expenses
	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	0.79%	0.61%	1.04%	1.79%	1.29%	0.54%
One Choice 2020 Portfolio	0.79%	0.62%	1.04%	1.79%	1.29%	0.55%
One Choice 2025 Portfolio	0.83%	0.64%	1.08%	1.83%	1.33%	0.56%
One Choice 2030 Portfolio	0.86%	0.67%	1.11%	1.86%	1.36%	0.59%
One Choice 2035 Portfolio	0.88%	0.69%	1.13%	1.88%	1.38%	0.61%
One Choice 2040 Portfolio	0.91%	0.72%	1.16%	1.91%	1.41%	0.63%
One Choice 2045 Portfolio	0.94%	0.75%	1.19%	1.94%	1.44%	0.65%
One Choice 2050 Portfolio	0.97%	0.77%	1.22%	1.97%	1.47%	0.67%
One Choice 2055 Portfolio	0.98%	0.78%	1.23%	1.98%	1.48%	0.68%
One Choice 2060 Portfolio	0.98%	0.78%	1.23%	1.98%	1.48%	0.68%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Rich Weiss, Scott Wilson, Radu Gabudean, David MacEwen, and Vidya Rajappa

Vidya Rajappa joined the management team during the fiscal year.

Performance Summary

Each of the 10 One Choice® Target Date Portfolios had positive returns for the fiscal year ended July 31, 2018, ranging from 5.50%* for the One Choice in Retirement Portfolio to 10.84% for the One Choice 2060 Portfolio. (See pages 3-17 for more detailed performance information.) Returns for the 12 months reflected strong performance among U.S. equity investments and more modest gains among non-U.S. stocks, in developed as well as emerging markets. The Portfolios’ fixed-income investments produced mixed results, with high-yield bonds advancing, while core U.S. bonds and select international bonds declined, hurt by rising U.S. interest rates and a strong U.S. dollar, respectively.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Market Overview

Passage of the U.S. tax reform legislation late in the fourth quarter of 2017 boosted U.S. corporate earnings substantially in the first half of 2018, while U.S. economic activity continued to grow at a healthy pace. Commodity prices, including oil, rebounded during the period, while the U.S. dollar strengthened, weighing on returns of non-U.S. assets. Halfway through the reporting period, financial market volatility picked up as concerns about inflation, tariffs and trade tensions, and the sustainability of economic growth began to weigh on investors’ minds.

With that backdrop, stronger global growth, tax cuts, and record corporate profits helped drive strong equity market gains early in the reporting period, with stocks around the world reaching record highs in early 2018 before worries about interest rates and inflation led to sharp volatility. In the U.S., growth beat value across stocks of all sizes. Developed non-U.S. stocks outperformed emerging markets, but both underperformed U.S. core equities. In terms of sector contribution, technology and consumer discretionary stocks performed best.

Within fixed-income investments, the U.S. Federal Reserve (the Fed) increased its target rate three times in the 12-month period, from 1.25% to 2.0%. The U.S. 10-year Treasury yield rose and finished just short of 3%. Overall, the yield curve rose and flattened. High-yield, cash, and inflation-linked securities did best, while other segments of the market declined. A stronger U.S. dollar hurt the performance of non-U.S. bonds.

For the year, the S&P 500 Index’s gain of 16.24% surpassed the modest 6.40% return of the MSCI EAFE Index and the 4.36% gain of the MSCI Emerging Markets Index. Among bonds, lower-quality issues continued to outperform higher-grade bonds, as the Bloomberg Barclays U.S. High Yield 2% Issuer Capped Bond Index gained 2.60%, while the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.80%, and the Bloomberg Barclays Global Aggregate Bond Index returned -0.48%.

*All fund returns referenced in this commentary are for Investor Class shares. Fund returns would have been lower if a portion of the fees had not been waived. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the fund's benchmark, other share classes may not. See pages 3-12 for returns for all share classes.

Fund Information

Each One Choice Target Date Portfolio is a “fund of funds” that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. (See pages 22-23 for the specific underlying fund allocations for each Portfolio.) A Portfolio’s target date is the approximate year when investors plan to retire and likely would stop making new investments in the fund. One Choice In Retirement Portfolio is generally intended for investors near, at, or in retirement. There is no guarantee that an investment in any of the funds will provide adequate income at or through an investor’s retirement.

Each target-dated Portfolio seeks the highest total return consistent with its asset mix. Over time, the asset mix and weightings are adjusted to be more conservative. In general, as the target year approaches, each Portfolio’s allocation becomes more conservative by decreasing the allocation to stock funds and increasing the allocation to bond and money market funds. By the time each Portfolio reaches its target date, its target asset mix will become fixed and match that of One Choice In Retirement Portfolio, which seeks current income and capital appreciation.

Portfolio Performance

All One Choice Portfolios except the In Retirement and 2020 Portfolios underperformed their respective S&P “Target Date To” benchmark indices, largely because of asset allocation effects. Specifically, lower allocations to equity holdings across the portfolios weighed on results relative to benchmarks as equity returns were much stronger than those of fixed income. In Retirement and 2020 Portfolios benefited from higher U.S. equity allocation compared to their benchmarks.

Across all portfolios, NT Equity Growth Fund, NT Growth Fund, and NT Large Company Value Fund were leading contributors to portfolio returns. NT International Growth Fund and NT Heritage Fund, representing international large-cap growth and U.S. mid-cap growth stocks, were also notable contributors. In the later-dated vintages, NT International Discovery Fund was a significant contributor. Among fixed-income funds, NT High Income Fund and Global Bond Fund were the leading contributors to performance. In shorter-dated portfolios, Short Duration Inflation Protection Bond Fund and Prime Money Market Fund were key contributors, as inflation and interest rates rose, muting longer-term bond returns.

Security selection results were positive in several key underlying funds, including NT International Growth Security Fund, NT Equity Growth Fund, NT Mid Cap Value Fund, NT Growth Fund, and NT Large Company Value Fund, among others. In the nearer-dated vintages, NT High Income Fund and Short Duration Inflation Protection Bond Fund were contributors.

In a period of strong global equity market performance, no equity sleeves detracted from a total return perspective. However, some of the same conditions that supported equities presented challenges for fixed-income positions. In that environment, NT Diversified Bond Fund and Emerging Markets Debt Fund had negative results that detracted from performance across all portfolios. In shorter-dated portfolios, NT International Bond Fund was a detractor, hurt by the stronger U.S. dollar.

Though security selection results were positive overall, a number of sleeves trailed their respective benchmarks. Across all portfolios in the equity allocation, detractors from performance were NT Heritage Fund, NT Disciplined Growth Fund, NT International Value Fund, and NT Small Company Fund. Among fixed-income holdings, NT Diversified Bond Fund was a notable detractor.

Dynamic Risk Management Process

Reducing equity exposure to provide a better balance of risks: Our dynamic risk management process is based on proprietary signals that pull from macroeconomic data, valuation models, technical signals, and volatility readings. Our latest reading suggests a slight reduction in equity exposure for late-career and in-retirement participants, moving them to a greater level of downside risk protection, which is most critical near and in retirement.

One Choice In Retirement Portfolio and One Choice 2020 Portfolio maintain the largest adjustment, at a 3% underweight to the strategic equity allocations. Over the quarter, the dynamic effect on portfolio returns was neutral for most portfolios. However, for the In Retirement and 2020 Portfolios, the most conservative portfolios, the dynamic effect during the quarter was slightly negative, reflecting the weaker performance of bonds to stocks.

A Look Ahead

Roughly halfway through 2018, the U.S. economy is quite robust, with economic growth reaching the highest level in nearly four years during the second quarter of the year. In addition, the unemployment rate fell to 3.8% in May, reaching the lowest level in 18 years. These conditions were reflected in the strength in the consumer sector, where retail sales generally strengthened over the course of 2018.

Despite these positives, we believe political and economic uncertainty could lead to further financial market volatility. First, the relatively healthy U.S. economy continues to push the Fed to raise interest rates higher, which could eventually negatively affect consumer behavior and squeeze corporate profitability. Second, consumer price inflation reached the highest level in six years in June and July, while core inflation, which excludes volatile food and energy costs, ran at the fastest pace in nearly a decade. Tariff-related price increases could prompt even higher inflation and more aggressive monetary tightening than the market currently anticipates. With stock markets near record highs, trade concerns a wild card, and taking into account the late stage of the economic cycle, we believe investor expectations should probably be more muted regarding long-term returns going forward.

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2018
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Equity
NT Core Equity Plus Fund	2.8%	2.8%	2.9%	2.9%	3.2%
NT Disciplined Growth Fund	1.4%	1.5%	1.9%	2.3%	2.7%
NT Equity Growth Fund	9.3%	9.3%	9.0%	9.0%	9.1%
NT Growth Fund	4.1%	4.4%	5.1%	6.2%	7.6%
NT Heritage Fund	2.1%	2.4%	3.3%	4.1%	4.5%
NT Large Company Value Fund	8.9%	8.9%	9.3%	9.7%	10.2%
NT Mid Cap Value Fund	4.2%	4.5%	5.2%	5.8%	6.0%
NT Small Company Fund	1.9%	1.8%	1.6%	1.9%	2.6%
NT Emerging Markets Fund	—	0.4%	1.4%	2.2%	2.8%
NT Global Real Estate Fund	1.0%	1.0%	1.3%	1.6%	1.8%
NT International Growth Fund	4.2%	4.1%	4.6%	5.0%	6.0%
NT International Small-Mid Cap Fund	—	0.1%	0.4%	0.7%	1.0%
NT International Value Fund	2.1%	2.3%	2.9%	3.6%	4.2%
Total Equity	42.0%	43.5%	48.9%	55.0%	61.7%
Fixed Income
Inflation-Adjusted Bond Fund	3.2%	3.6%	4.5%	4.6%	3.7%
NT Diversified Bond Fund	21.6%	21.3%	19.9%	18.3%	16.1%
NT High Income Fund	3.6%	3.7%	4.1%	4.2%	3.9%
Short Duration Inflation Protection Bond Fund	7.6%	6.7%	4.0%	1.9%	0.5%
Emerging Markets Debt Fund	1.2%	1.4%	1.8%	2.2%	2.2%
Global Bond Fund	8.4%	8.3%	7.8%	7.2%	6.4%
International Bond Fund	2.4%	2.3%	2.2%	1.6%	0.5%
Total Fixed Income	48.0%	47.3%	44.3%	40.0%	33.3%
U.S. Government Money Market Fund	10.0%	9.2%	6.8%	5.0%	5.0%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent G Class.

(2)	Category is less than 0.05% of total net assets.

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2018
	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Equity
NT Core Equity Plus Fund	3.3%	3.7%	4.6%	4.5%	4.5%
NT Disciplined Growth Fund	3.1%	3.2%	3.3%	3.4%	3.4%
NT Equity Growth Fund	9.6%	10.2%	10.4%	10.5%	10.7%
NT Growth Fund	9.1%	10.0%	10.5%	10.8%	10.9%
NT Heritage Fund	5.1%	6.0%	6.6%	6.5%	6.7%
NT Large Company Value Fund	11.2%	12.5%	13.5%	13.9%	14.4%
NT Mid Cap Value Fund	6.1%	6.8%	7.2%	6.8%	6.8%
NT Small Company Fund	3.2%	3.1%	3.1%	3.7%	4.0%
NT Emerging Markets Fund	3.3%	4.3%	5.2%	6.3%	6.4%
NT Global Real Estate Fund	2.1%	2.3%	2.6%	2.8%	3.0%
NT International Growth Fund	6.4%	6.7%	6.8%	6.4%	6.0%
NT International Small-Mid Cap Fund	1.3%	1.7%	1.9%	2.2%	2.5%
NT International Value Fund	4.7%	4.9%	5.2%	5.4%	5.6%
Total Equity	68.5%	75.4%	80.9%	83.2%	84.9%
Fixed Income
Inflation-Adjusted Bond Fund	2.7%	2.3%	1.9%	1.7%	1.5%
NT Diversified Bond Fund	13.7%	11.5%	9.6%	8.4%	7.6%
NT High Income Fund	3.4%	2.9%	2.4%	2.1%	1.9%
Emerging Markets Debt Fund	2.0%	1.7%	1.4%	1.2%	1.1%
Global Bond Fund	5.5%	4.5%	3.8%	3.4%	3.0%
Total Fixed Income	27.3%	22.9%	19.1%	16.8%	15.1%
U.S. Government Money Market Fund	4.2%	1.7%	—	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent G Class.

(2)	Category is less than 0.05% of total net assets.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/18	Ending Account Value 7/31/18	Expenses Paid During Period(1) 2/1/18 - 7/31/18	Annualized Expense Ratio(1)
One Choice In Retirement Portfolio
Actual
Investor Class	$1,000	$996.40	$3.66	0.74%
I Class	$1,000	$996.60	$2.67	0.54%
A Class	$1,000	$994.50	$4.90	0.99%
C Class	$1,000	$991.70	$8.59	1.74%
R Class	$1,000	$993.20	$6.13	1.24%
R6 Class	$1,000	$997.70	$1.93	0.39%
Hypothetical
Investor Class	$1,000	$1,021.13	$3.71	0.74%
I Class	$1,000	$1,022.12	$2.71	0.54%
A Class	$1,000	$1,019.89	$4.96	0.99%
C Class	$1,000	$1,016.17	$8.70	1.74%
R Class	$1,000	$1,018.65	$6.21	1.24%
R6 Class	$1,000	$1,022.86	$1.96	0.39%
One Choice 2020 Portfolio
Actual
Investor Class	$1,000	$995.30	$3.66	0.74%
I Class	$1,000	$996.90	$2.67	0.54%
A Class	$1,000	$993.80	$4.89	0.99%
C Class	$1,000	$989.90	$8.58	1.74%
R Class	$1,000	$993.00	$6.13	1.24%
R6 Class	$1,000	$996.60	$1.93	0.39%
Hypothetical
Investor Class	$1,000	$1,021.13	$3.71	0.74%
I Class	$1,000	$1,022.12	$2.71	0.54%
A Class	$1,000	$1,019.89	$4.96	0.99%
C Class	$1,000	$1,016.17	$8.70	1.74%
R Class	$1,000	$1,018.65	$6.21	1.24%
R6 Class	$1,000	$1,022.86	$1.96	0.39%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 2/1/18	Ending Account Value 7/31/18	Expenses Paid During Period(1) 2/1/18 - 7/31/18	Annualized Expense Ratio(1)
One Choice 2025 Portfolio
Actual
Investor Class	$1,000	$992.80	$3.76	0.76%
I Class	$1,000	$993.40	$2.77	0.56%
A Class	$1,000	$991.50	$4.99	1.01%
C Class	$1,000	$988.20	$8.68	1.76%
R Class	$1,000	$990.80	$6.22	1.26%
R6 Class	$1,000	$995.00	$2.03	0.41%
Hypothetical
Investor Class	$1,000	$1,021.03	$3.81	0.76%
I Class	$1,000	$1,022.02	$2.81	0.56%
A Class	$1,000	$1,019.79	$5.06	1.01%
C Class	$1,000	$1,016.07	$8.80	1.76%
R Class	$1,000	$1,018.55	$6.31	1.26%
R6 Class	$1,000	$1,022.76	$2.06	0.41%
One Choice 2030 Portfolio
Actual
Investor Class	$1,000	$991.80	$3.85	0.78%
I Class	$1,000	$992.50	$2.87	0.58%
A Class	$1,000	$990.30	$5.08	1.03%
C Class	$1,000	$987.30	$8.77	1.78%
R Class	$1,000	$989.50	$6.31	1.28%
R6 Class	$1,000	$993.50	$2.13	0.43%
Hypothetical
Investor Class	$1,000	$1,020.93	$3.91	0.78%
I Class	$1,000	$1,021.92	$2.91	0.58%
A Class	$1,000	$1,019.69	$5.16	1.03%
C Class	$1,000	$1,015.97	$8.90	1.78%
R Class	$1,000	$1,018.45	$6.41	1.28%
R6 Class	$1,000	$1,022.66	$2.16	0.43%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 2/1/18	Ending Account Value 7/31/18	Expenses Paid During Period(1) 2/1/18 - 7/31/18	Annualized Expense Ratio(1)
One Choice 2035 Portfolio
Actual
Investor Class	$1,000	$991.70	$4.00	0.81%
I Class	$1,000	$992.30	$3.01	0.61%
A Class	$1,000	$989.90	$5.23	1.06%
C Class	$1,000	$986.30	$8.91	1.81%
R Class	$1,000	$989.30	$6.46	1.31%
R6 Class	$1,000	$993.70	$2.27	0.46%
Hypothetical
Investor Class	$1,000	$1,020.78	$4.06	0.81%
I Class	$1,000	$1,021.77	$3.06	0.61%
A Class	$1,000	$1,019.54	$5.31	1.06%
C Class	$1,000	$1,015.82	$9.05	1.81%
R Class	$1,000	$1,018.30	$6.56	1.31%
R6 Class	$1,000	$1,022.51	$2.31	0.46%
One Choice 2040 Portfolio
Actual
Investor Class	$1,000	$991.60	$4.10	0.83%
I Class	$1,000	$992.30	$3.11	0.63%
A Class	$1,000	$989.50	$5.33	1.08%
C Class	$1,000	$986.60	$9.01	1.83%
R Class	$1,000	$988.70	$6.56	1.33%
R6 Class	$1,000	$993.00	$2.37	0.48%
Hypothetical
Investor Class	$1,000	$1,020.68	$4.16	0.83%
I Class	$1,000	$1,021.67	$3.16	0.63%
A Class	$1,000	$1,019.44	$5.41	1.08%
C Class	$1,000	$1,015.72	$9.15	1.83%
R Class	$1,000	$1,018.20	$6.66	1.33%
R6 Class	$1,000	$1,022.41	$2.41	0.48%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 2/1/18	Ending Account Value 7/31/18	Expenses Paid During Period(1) 2/1/18 - 7/31/18	Annualized Expense Ratio(1)
One Choice 2045 Portfolio
Actual
Investor Class	$1,000	$989.40	$4.24	0.86%
I Class	$1,000	$990.50	$3.26	0.66%
A Class	$1,000	$988.30	$5.47	1.11%
C Class	$1,000	$984.40	$9.15	1.86%
R Class	$1,000	$986.60	$6.70	1.36%
R6 Class	$1,000	$991.60	$2.52	0.51%
Hypothetical
Investor Class	$1,000	$1,020.53	$4.31	0.86%
I Class	$1,000	$1,021.52	$3.31	0.66%
A Class	$1,000	$1,019.29	$5.56	1.11%
C Class	$1,000	$1,015.57	$9.30	1.86%
R Class	$1,000	$1,018.05	$6.81	1.36%
R6 Class	$1,000	$1,022.27	$2.56	0.51%
One Choice 2050 Portfolio
Actual
Investor Class	$1,000	$988.40	$4.34	0.88%
I Class	$1,000	$989.10	$3.35	0.68%
A Class	$1,000	$987.00	$5.57	1.13%
C Class	$1,000	$983.60	$9.25	1.88%
R Class	$1,000	$985.70	$6.79	1.38%
R6 Class	$1,000	$990.30	$2.62	0.53%
Hypothetical
Investor Class	$1,000	$1,020.43	$4.41	0.88%
I Class	$1,000	$1,021.42	$3.41	0.68%
A Class	$1,000	$1,019.19	$5.66	1.13%
C Class	$1,000	$1,015.47	$9.40	1.88%
R Class	$1,000	$1,017.95	$6.90	1.38%
R6 Class	$1,000	$1,022.17	$2.66	0.53%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 2/1/18	Ending Account Value 7/31/18	Expenses Paid During Period(1) 2/1/18 - 7/31/18	Annualized Expense Ratio(1)
One Choice 2055 Portfolio
Actual
Investor Class	$1,000	$986.70	$4.33	0.88%
I Class	$1,000	$987.90	$3.35	0.68%
A Class	$1,000	$986.00	$5.56	1.13%
C Class	$1,000	$982.10	$9.24	1.88%
R Class	$1,000	$984.80	$6.79	1.38%
R6 Class	$1,000	$989.00	$2.61	0.53%
Hypothetical
Investor Class	$1,000	$1,020.43	$4.41	0.88%
I Class	$1,000	$1,021.42	$3.41	0.68%
A Class	$1,000	$1,019.19	$5.66	1.13%
C Class	$1,000	$1,015.47	$9.40	1.88%
R Class	$1,000	$1,017.95	$6.90	1.38%
R6 Class	$1,000	$1,022.17	$2.66	0.53%
One Choice 2060 Portfolio
Actual
Investor Class	$1,000	$986.60	$4.33	0.88%
I Class	$1,000	$988.10	$3.35	0.68%
A Class	$1,000	$985.80	$5.56	1.13%
C Class	$1,000	$982.00	$9.24	1.88%
R Class	$1,000	$985.10	$6.79	1.38%
R6 Class	$1,000	$988.90	$2.61	0.53%
Hypothetical
Investor Class	$1,000	$1,020.43	$4.41	0.88%
I Class	$1,000	$1,021.42	$3.41	0.68%
A Class	$1,000	$1,019.19	$5.66	1.13%
C Class	$1,000	$1,015.47	$9.40	1.88%
R Class	$1,000	$1,017.95	$6.90	1.38%
R6 Class	$1,000	$1,022.17	$2.66	0.53%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

Schedules of Investments

JULY 31, 2018

One Choice In Retirement Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 36.0%
Inflation-Adjusted Bond Fund G Class	5,032,957	$57,124,063
NT Diversified Bond Fund G Class	36,680,052	380,738,941
NT High Income Fund G Class	6,497,715	63,807,566
Short Duration Inflation Protection Bond Fund G Class	13,052,856	133,400,193
		635,070,763
Domestic Equity Funds — 34.7%
NT Core Equity Plus Fund G Class	2,845,227	49,848,372
NT Disciplined Growth Fund G Class	1,822,375	24,529,163
NT Equity Growth Fund G Class	11,302,018	164,331,337
NT Growth Fund G Class	3,783,658	72,986,761
NT Heritage Fund G Class	2,429,513	36,491,286
NT Large Company Value Fund G Class	13,180,442	156,979,067
NT Mid Cap Value Fund G Class	5,345,599	74,731,478
NT Small Company Fund G Class	3,160,321	32,646,114
		612,543,578
International Fixed Income Funds — 12.0%
Emerging Markets Debt Fund G Class	2,163,302	21,524,857
Global Bond Fund G Class	14,555,655	148,467,679
International Bond Fund G Class	3,233,877	42,040,407
		212,032,943
Money Market Funds — 10.0%
U.S. Government Money Market Fund G Class	176,320,920	176,320,920
International Equity Funds — 7.3%
NT Global Real Estate Fund G Class	1,684,844	16,663,110
NT International Growth Fund G Class	5,825,407	73,982,671
NT International Value Fund G Class	3,649,200	36,929,903
		127,575,684
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,504,857,566)		1,763,543,888
OTHER ASSETS AND LIABILITIES†		11,234
TOTAL NET ASSETS — 100.0%		$1,763,555,122

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2018

One Choice 2020 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 35.6%
NT Core Equity Plus Fund G Class	3,291,005	$57,658,414
NT Disciplined Growth Fund G Class	2,269,574	30,548,470
NT Equity Growth Fund G Class	12,935,850	188,087,262
NT Growth Fund G Class	4,602,621	88,784,558
NT Heritage Fund G Class	3,266,134	49,057,338
NT Large Company Value Fund G Class	15,218,168	181,248,381
NT Mid Cap Value Fund G Class	6,508,702	90,991,654
NT Small Company Fund G Class	3,524,570	36,408,808
		722,784,885
Domestic Fixed Income Funds — 35.3%
Inflation-Adjusted Bond Fund G Class	6,487,837	73,636,953
NT Diversified Bond Fund G Class	41,567,749	431,473,239
NT High Income Fund G Class	7,713,455	75,746,126
Short Duration Inflation Protection Bond Fund G Class	13,232,538	135,236,543
		716,092,861
International Fixed Income Funds — 12.0%
Emerging Markets Debt Fund G Class	2,799,084	27,850,883
Global Bond Fund G Class	16,489,144	168,189,274
International Bond Fund G Class	3,678,670	47,822,714
		243,862,871
Money Market Funds — 9.2%
U.S. Government Money Market Fund G Class	187,713,685	187,713,685
International Equity Funds — 7.9%
NT Emerging Markets Fund G Class	573,511	7,157,419
NT Global Real Estate Fund G Class	2,107,552	20,843,686
NT International Growth Fund G Class	6,639,094	84,316,488
NT International Small-Mid Cap Fund G Class	148,375	1,976,356
NT International Value Fund G Class	4,614,034	46,694,029
		160,987,978
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,772,846,619)		2,031,442,280
OTHER ASSETS AND LIABILITIES†		(43,039)
TOTAL NET ASSETS — 100.0%		$2,031,399,241

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2018

One Choice 2025 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 38.3%
NT Core Equity Plus Fund G Class	5,045,102	$88,390,191
NT Disciplined Growth Fund G Class	4,313,980	58,066,167
NT Equity Growth Fund G Class	19,111,742	277,884,734
NT Growth Fund G Class	8,188,896	157,963,808
NT Heritage Fund G Class	6,834,111	102,648,348
NT Large Company Value Fund G Class	23,957,815	285,337,576
NT Mid Cap Value Fund G Class	11,552,951	161,510,255
NT Small Company Fund G Class	4,759,046	49,160,944
		1,180,962,023
Domestic Fixed Income Funds — 32.5%
Inflation-Adjusted Bond Fund G Class	12,177,794	138,217,962
NT Diversified Bond Fund G Class	59,147,117	613,947,079
NT High Income Fund G Class	12,735,479	125,062,404
Short Duration Inflation Protection Bond Fund G Class	12,188,765	124,569,173
		1,001,796,618
International Fixed Income Funds — 11.8%
Emerging Markets Debt Fund G Class	5,702,437	56,739,245
Global Bond Fund G Class	23,467,502	239,368,523
International Bond Fund G Class	5,235,828	68,065,767
		364,173,535
International Equity Funds — 10.6%
NT Emerging Markets Fund G Class	3,477,531	43,399,582
NT Global Real Estate Fund G Class	3,960,313	39,167,499
NT International Growth Fund G Class	11,059,982	140,461,767
NT International Small-Mid Cap Fund G Class	936,011	12,467,664
NT International Value Fund G Class	8,884,861	89,914,792
		325,411,304
Money Market Funds — 6.8%
U.S. Government Money Market Fund G Class	207,872,302	207,872,302
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,590,826,900)		3,080,215,782
OTHER ASSETS AND LIABILITIES†		(223,854)
TOTAL NET ASSETS — 100.0%		$3,079,991,928

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2018

One Choice 2030 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 41.9%
NT Core Equity Plus Fund G Class	4,272,616	$74,856,231
NT Disciplined Growth Fund G Class	4,387,283	59,052,831
NT Equity Growth Fund G Class	15,773,295	229,343,710
NT Growth Fund G Class	8,238,140	158,913,726
NT Heritage Fund G Class	6,879,349	103,327,825
NT Large Company Value Fund G Class	20,778,026	247,466,285
NT Mid Cap Value Fund G Class	10,664,750	149,093,202
NT Small Company Fund G Class	4,752,863	49,097,077
		1,071,150,887
Domestic Fixed Income Funds — 29.0%
Inflation-Adjusted Bond Fund G Class	10,318,723	117,117,502
NT Diversified Bond Fund G Class	45,240,966	469,601,229
NT High Income Fund G Class	10,899,405	107,032,159
Short Duration Inflation Protection Bond Fund G Class	4,807,668	49,134,371
		742,885,261
International Equity Funds — 13.1%
NT Emerging Markets Fund G Class	4,582,344	57,187,655
NT Global Real Estate Fund G Class	3,977,341	39,335,902
NT International Growth Fund G Class	10,073,283	127,930,690
NT International Small-Mid Cap Fund G Class	1,363,356	18,159,904
NT International Value Fund G Class	9,014,217	91,223,880
		333,838,031
International Fixed Income Funds — 11.0%
Emerging Markets Debt Fund G Class	5,596,640	55,686,572
Global Bond Fund G Class	17,956,742	183,158,766
International Bond Fund G Class	3,264,205	42,434,660
		281,279,998
Money Market Funds — 5.0%
U.S. Government Money Market Fund G Class	127,418,324	127,418,324
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,214,564,371)		2,556,572,501
OTHER ASSETS AND LIABILITIES†		68,174
TOTAL NET ASSETS — 100.0%		$2,556,640,675

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2018

One Choice 2035 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 45.9%
NT Core Equity Plus Fund G Class	4,995,022	$87,512,792
NT Disciplined Growth Fund G Class	5,427,501	73,054,167
NT Equity Growth Fund G Class	16,913,520	245,922,582
NT Growth Fund G Class	10,658,522	205,602,897
NT Heritage Fund G Class	8,004,817	120,232,345
NT Large Company Value Fund G Class	23,155,070	275,776,884
NT Mid Cap Value Fund G Class	11,473,927	160,405,494
NT Small Company Fund G Class	6,868,147	70,947,962
		1,239,455,123
Domestic Fixed Income Funds — 24.2%
Inflation-Adjusted Bond Fund G Class	8,750,172	99,314,449
NT Diversified Bond Fund G Class	41,853,627	434,440,649
NT High Income Fund G Class	10,745,773	105,523,490
Short Duration Inflation Protection Bond Fund G Class	1,187,056	12,131,717
		651,410,305
International Equity Funds — 15.8%
NT Emerging Markets Fund G Class	5,945,208	74,196,191
NT Global Real Estate Fund G Class	4,950,191	48,957,386
NT International Growth Fund G Class	12,643,350	160,570,541
NT International Small-Mid Cap Fund G Class	2,098,702	27,954,710
NT International Value Fund G Class	11,246,016	113,809,684
		425,488,512
International Fixed Income Funds — 9.1%
Emerging Markets Debt Fund G Class	6,038,121	60,079,306
Global Bond Fund G Class	16,887,472	172,252,217
International Bond Fund G Class	1,076,319	13,992,151
		246,323,674
Money Market Funds — 5.0%
U.S. Government Money Market Fund G Class	134,898,161	134,898,161
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,231,584,683)		2,697,575,775
OTHER ASSETS AND LIABILITIES†		64,008
TOTAL NET ASSETS — 100.0%		$2,697,639,783

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2018

One Choice 2040 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 50.7%
NT Core Equity Plus Fund G Class	3,596,312	$63,007,390
NT Disciplined Growth Fund G Class	4,367,095	58,781,100
NT Equity Growth Fund G Class	12,672,417	184,256,950
NT Growth Fund G Class	9,053,203	174,636,276
NT Heritage Fund G Class	6,563,832	98,588,750
NT Large Company Value Fund G Class	18,238,731	217,223,288
NT Mid Cap Value Fund G Class	8,444,292	118,051,197
NT Small Company Fund G Class	5,906,632	61,015,508
		975,560,459
Domestic Fixed Income Funds — 19.8%
Inflation-Adjusted Bond Fund G Class	4,572,262	51,895,173
NT Diversified Bond Fund G Class	25,302,592	262,640,908
NT High Income Fund G Class	6,702,821	65,821,705
		380,357,786
International Equity Funds — 17.8%
NT Emerging Markets Fund G Class	5,125,635	63,967,924
NT Global Real Estate Fund G Class	4,012,837	39,686,962
NT International Growth Fund G Class	9,752,188	123,852,794
NT International Small-Mid Cap Fund G Class	1,929,927	25,706,634
NT International Value Fund G Class	8,932,082	90,392,668
		343,606,982
International Fixed Income Funds — 7.5%
Emerging Markets Debt Fund G Class	3,897,111	38,776,257
Global Bond Fund G Class	10,281,799	104,874,350
		143,650,607
Money Market Funds — 4.2%
U.S. Government Money Market Fund G Class	80,412,438	80,412,438
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,624,617,409)		1,923,588,272
OTHER ASSETS AND LIABILITIES†		37,045
TOTAL NET ASSETS — 100.0%		$1,923,625,317

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2018

One Choice 2045 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 55.5%
NT Core Equity Plus Fund G Class	4,018,805	$70,409,462
NT Disciplined Growth Fund G Class	4,518,574	60,820,009
NT Equity Growth Fund G Class	13,414,420	195,045,666
NT Growth Fund G Class	9,804,220	189,123,406
NT Heritage Fund G Class	7,583,626	113,906,061
NT Large Company Value Fund G Class	19,917,234	237,214,256
NT Mid Cap Value Fund G Class	9,231,351	129,054,292
NT Small Company Fund G Class	5,640,304	58,264,341
		1,053,837,493
International Equity Funds — 19.9%
NT Emerging Markets Fund G Class	6,472,791	80,780,428
NT Global Real Estate Fund G Class	4,465,623	44,165,013
NT International Growth Fund G Class	10,100,915	128,281,625
NT International Small-Mid Cap Fund G Class	2,375,158	31,637,108
NT International Value Fund G Class	9,289,804	94,012,814
		378,876,988
Domestic Fixed Income Funds — 16.7%
Inflation-Adjusted Bond Fund G Class	3,794,282	43,065,101
NT Diversified Bond Fund G Class	21,088,476	218,898,381
NT High Income Fund G Class	5,556,630	54,566,107
		316,529,589
International Fixed Income Funds — 6.2%
Emerging Markets Debt Fund G Class	3,233,631	32,174,632
Global Bond Fund G Class	8,482,968	86,526,272
		118,700,904
Money Market Funds — 1.7%
U.S. Government Money Market Fund G Class	31,933,589	31,933,589
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,527,310,150)		1,899,878,563
OTHER ASSETS AND LIABILITIES†		207,687
TOTAL NET ASSETS — 100.0%		$1,900,086,250

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2018

One Choice 2050 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.2%
NT Core Equity Plus Fund G Class	3,227,809	$56,551,219
NT Disciplined Growth Fund G Class	3,048,563	41,033,664
NT Equity Growth Fund G Class	8,758,534	127,349,091
NT Growth Fund G Class	6,678,661	128,831,377
NT Heritage Fund G Class	5,383,570	80,861,214
NT Large Company Value Fund G Class	13,772,195	164,026,841
NT Mid Cap Value Fund G Class	6,273,577	87,704,607
NT Small Company Fund G Class	3,732,612	38,557,879
		724,915,892
International Equity Funds — 21.7%
NT Emerging Markets Fund G Class	5,080,597	63,405,854
NT Global Real Estate Fund G Class	3,175,612	31,406,802
NT International Growth Fund G Class	6,586,469	83,648,160
NT International Small-Mid Cap Fund G Class	1,783,833	23,760,657
NT International Value Fund G Class	6,272,968	63,482,432
		265,703,905
Domestic Fixed Income Funds — 13.9%
Inflation-Adjusted Bond Fund G Class	2,027,142	23,008,066
NT Diversified Bond Fund G Class	11,400,374	118,335,886
NT High Income Fund G Class	2,967,091	29,136,835
		170,480,787
International Fixed Income Funds — 5.2%
Emerging Markets Debt Fund G Class	1,724,530	17,159,077
Global Bond Fund G Class	4,569,994	46,613,939
		63,773,016
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,025,435,345)		1,224,873,600
OTHER ASSETS AND LIABILITIES†		21,224
TOTAL NET ASSETS — 100.0%		$1,224,894,824

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2018

One Choice 2055 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 60.1%
NT Core Equity Plus Fund G Class	1,779,163	$31,170,940
NT Disciplined Growth Fund G Class	1,735,064	23,353,959
NT Equity Growth Fund G Class	4,929,705	71,677,911
NT Growth Fund G Class	3,798,140	73,266,120
NT Heritage Fund G Class	2,969,328	44,599,309
NT Large Company Value Fund G Class	8,022,635	95,549,585
NT Mid Cap Value Fund G Class	3,346,296	46,781,219
NT Small Company Fund G Class	2,471,071	25,526,158
		411,925,201
International Equity Funds — 23.1%
NT Emerging Markets Fund G Class	3,428,753	42,790,842
NT Global Real Estate Fund G Class	1,955,850	19,343,359
NT International Growth Fund G Class	3,462,950	43,979,462
NT International Small-Mid Cap Fund G Class	1,156,800	15,408,577
NT International Value Fund G Class	3,681,158	37,253,315
		158,775,555
Domestic Fixed Income Funds — 12.2%
Inflation-Adjusted Bond Fund G Class	1,007,911	11,439,795
NT Diversified Bond Fund G Class	5,565,722	57,772,196
NT High Income Fund G Class	1,459,326	14,330,584
		83,542,575
International Fixed Income Funds — 4.6%
Emerging Markets Debt Fund G Class	858,692	8,543,985
Global Bond Fund G Class	2,252,975	22,980,341
		31,524,326
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $601,214,751)		685,767,657
OTHER ASSETS AND LIABILITIES†		37,335
TOTAL NET ASSETS — 100.0%		$685,804,992

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2018

One Choice 2060 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.4%
NT Core Equity Plus Fund G Class	233,895	$4,097,839
NT Disciplined Growth Fund G Class	233,857	3,147,714
NT Equity Growth Fund G Class	672,868	9,783,494
NT Growth Fund G Class	517,187	9,976,546
NT Heritage Fund G Class	406,516	6,105,866
NT Large Company Value Fund G Class	1,109,909	13,219,012
NT Mid Cap Value Fund G Class	446,006	6,235,162
NT Small Company Fund G Class	351,929	3,635,428
		56,201,061
International Equity Funds — 23.5%
NT Emerging Markets Fund G Class	472,553	5,897,459
NT Global Real Estate Fund G Class	277,934	2,748,766
NT International Growth Fund G Class	430,708	5,469,991
NT International Small-Mid Cap Fund G Class	170,453	2,270,428
NT International Value Fund G Class	502,036	5,080,609
		21,467,253
Domestic Fixed Income Funds — 11.0%
Inflation-Adjusted Bond Fund G Class	121,455	1,378,514
NT Diversified Bond Fund G Class	665,082	6,903,556
NT High Income Fund G Class	176,556	1,733,783
		10,015,853
International Fixed Income Funds — 4.1%
Emerging Markets Debt Fund G Class	104,521	1,039,980
Global Bond Fund G Class	270,009	2,754,095
		3,794,075
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $85,625,946)		91,478,242
OTHER ASSETS AND LIABILITIES†		16,557
TOTAL NET ASSETS — 100.0%		$91,494,799

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JULY 31, 2018
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,504,857,566 and $1,772,846,619, respectively)	$1,763,543,888	$2,031,442,280
Cash	1,068,831	1,175,988
Receivable for investments sold	7,726,380	16,711,490
Receivable for capital shares sold	1,434,823	1,047,566
Distributions receivable from affiliates	1,755,515	2,006,828
	1,775,529,437	2,052,384,152

Liabilities
Payable for investments purchased	1,756,144	2,007,544
Payable for capital shares redeemed	9,113,869	17,762,346
Accrued management fees	984,938	1,086,335
Distribution and service fees payable	119,364	128,686
	11,974,315	20,984,911

Net Assets	$1,763,555,122	$2,031,399,241

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,483,682,566	$1,715,078,831
Undistributed net investment income	—	9,573,078
Undistributed net realized gain	21,186,234	48,151,671
Net unrealized appreciation	258,686,322	258,595,661
	$1,763,555,122	$2,031,399,241

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$786,876,367	58,431,167	$13.47
I Class, $0.01 Par Value	$350,797,746	26,040,753	$13.47
A Class, $0.01 Par Value	$227,693,134	16,902,187	$13.47*
C Class, $0.01 Par Value	$5,768,938	429,690	$13.43
R Class, $0.01 Par Value	$155,850,209	11,585,538	$13.45
R6 Class, $0.01 Par Value	$236,568,728	21,021,374	$11.25
One Choice 2020 Portfolio
Investor Class, $0.01 Par Value	$643,714,255	50,464,216	$12.76
I Class, $0.01 Par Value	$644,463,150	50,483,651	$12.77
A Class, $0.01 Par Value	$278,913,365	21,906,008	$12.73*
C Class, $0.01 Par Value	$6,773,803	532,870	$12.71
R Class, $0.01 Par Value	$147,873,429	11,629,688	$12.72
R6 Class, $0.01 Par Value	$309,661,239	26,392,223	$11.73

*	Maximum offering price $14.29 and $13.51 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio and One Choice 2020 Portfolio, respectively.
See Notes to Financial Statements.

JULY 31, 2018
	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Assets
Investment securities in affiliates, at value (cost of $2,590,826,900 and $2,214,564,371, respectively)	$3,080,215,782	$2,556,572,501
Cash	1,859,849	1,562,332
Receivable for investments sold	19,252,542	17,479,580
Receivable for capital shares sold	2,624,004	1,025,103
Distributions receivable from affiliates	2,900,710	2,254,079
	3,106,852,887	2,578,893,595

Liabilities
Payable for investments purchased	2,901,722	2,254,853
Payable for capital shares redeemed	22,037,666	18,385,272
Accrued management fees	1,734,177	1,436,254
Distribution and service fees payable	187,394	176,541
	26,860,959	22,252,920

Net Assets	$3,079,991,928	$2,556,640,675

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,517,797,601	$2,141,202,011
Undistributed net investment income	14,295,430	10,856,103
Undistributed net realized gain	58,510,015	62,574,431
Net unrealized appreciation	489,388,882	342,008,130
	$3,079,991,928	$2,556,640,675

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$1,181,391,989	77,979,131	$15.15
I Class, $0.01 Par Value	$827,667,896	54,581,946	$15.16
A Class, $0.01 Par Value	$426,901,799	28,212,578	$15.13*
C Class, $0.01 Par Value	$5,514,643	365,452	$15.09
R Class, $0.01 Par Value	$211,702,270	14,014,145	$15.11
R6 Class, $0.01 Par Value	$426,813,331	35,428,545	$12.05
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$716,765,163	53,983,035	$13.28
I Class, $0.01 Par Value	$832,860,912	62,696,511	$13.28
A Class, $0.01 Par Value	$375,400,997	28,346,203	$13.24*
C Class, $0.01 Par Value	$4,339,586	328,339	$13.22
R Class, $0.01 Par Value	$218,528,933	16,515,759	$13.23
R6 Class, $0.01 Par Value	$408,745,084	33,289,416	$12.28

*	Maximum offering price $16.05 and $14.05 (net asset value divided by 0.9425) for One Choice 2025 Portfolio and One Choice 2030 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2018
	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Assets
Investment securities in affiliates, at value (cost of $2,231,584,683 and $1,624,617,409, respectively)	$2,697,575,775	$1,923,588,272
Cash	1,752,893	1,253,829
Receivable for investments sold	16,229,001	9,530,119
Receivable for capital shares sold	1,928,625	1,093,246
Distributions receivable from affiliates	2,173,333	1,325,768
	2,719,659,627	1,936,791,234

Liabilities
Payable for investments purchased	2,174,049	1,326,199
Payable for capital shares redeemed	18,034,986	10,545,411
Accrued management fees	1,628,632	1,159,835
Distribution and service fees payable	182,177	134,472
	22,019,844	13,165,917

Net Assets	$2,697,639,783	$1,923,625,317

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,154,970,837	$1,557,287,468
Undistributed net investment income	9,509,318	6,954,372
Undistributed net realized gain	67,168,536	60,412,614
Net unrealized appreciation	465,991,092	298,970,863
	$2,697,639,783	$1,923,625,317

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$978,920,081	58,844,719	$16.64
I Class, $0.01 Par Value	$741,317,165	44,483,976	$16.66
A Class, $0.01 Par Value	$392,230,392	23,607,118	$16.61*
C Class, $0.01 Par Value	$3,788,033	228,963	$16.54
R Class, $0.01 Par Value	$221,760,714	13,362,739	$16.60
R6 Class, $0.01 Par Value	$359,623,398	28,688,058	$12.54
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$555,108,264	39,382,810	$14.10
I Class, $0.01 Par Value	$587,459,836	41,646,191	$14.11
A Class, $0.01 Par Value	$276,473,845	19,647,379	$14.07*
C Class, $0.01 Par Value	$2,113,600	150,905	$14.01
R Class, $0.01 Par Value	$174,883,219	12,447,816	$14.05
R6 Class, $0.01 Par Value	$327,586,553	25,542,527	$12.83
* Maximum offering price $17.62 and $14.93 (net asset value divided by 0.9425) for One Choice 2035 Portfolio and One Choice 2040 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2018
	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,527,310,150 and $1,025,435,345, respectively)	$1,899,878,563	$1,224,873,600
Cash	1,308,834	838,518
Receivable for investments sold	7,810,013	5,148,387
Receivable for capital shares sold	2,025,534	930,835
Distributions receivable from affiliates	1,044,886	533,587
	1,912,067,830	1,232,324,927

Liabilities
Payable for investments purchased	1,045,241	533,778
Payable for capital shares redeemed	9,583,831	6,029,778
Accrued management fees	1,221,662	783,650
Distribution and service fees payable	130,846	82,897
	11,981,580	7,430,103

Net Assets	$1,900,086,250	$1,224,894,824

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,461,904,744	$986,972,472
Undistributed net investment income	4,913,657	1,984,681
Undistributed net realized gain	60,699,436	36,499,416
Net unrealized appreciation	372,568,413	199,438,255
	$1,900,086,250	$1,224,894,824

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$681,532,417	38,402,555	$17.75
I Class, $0.01 Par Value	$504,899,981	28,400,500	$17.78
A Class, $0.01 Par Value	$277,088,100	15,640,338	$17.72*
C Class, $0.01 Par Value	$2,834,028	160,674	$17.64
R Class, $0.01 Par Value	$164,048,554	9,266,407	$17.70
R6 Class, $0.01 Par Value	$269,683,170	20,701,550	$13.03
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$345,282,601	23,803,037	$14.51
I Class, $0.01 Par Value	$378,253,205	26,027,520	$14.53
A Class, $0.01 Par Value	$173,017,110	11,944,994	$14.48*
C Class, $0.01 Par Value	$1,555,894	107,837	$14.43
R Class, $0.01 Par Value	$105,594,793	7,296,657	$14.47
R6 Class, $0.01 Par Value	$221,191,221	16,733,443	$13.22

*	Maximum offering price $18.80 and $15.36 (net asset value divided by 0.9425) for One Choice 2045 Portfolio and One Choice 2050 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2018
	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Assets
Investment securities in affiliates, at value (cost of $601,214,751 and $85,625,946, respectively)	$685,767,657	$91,478,242
Cash	466,692	58,849
Receivable for investments sold	2,298,192	—
Receivable for capital shares sold	677,877	279,060
Distributions receivable from affiliates	259,508	30,522
	689,469,926	91,846,673

Liabilities
Payable for investments purchased	259,601	113,172
Payable for capital shares redeemed	2,922,946	178,011
Accrued management fees	434,368	54,912
Distribution and service fees payable	48,019	5,779
	3,664,934	351,874

Net Assets	$685,804,992	$91,494,799

Net Assets Consist of:
Capital (par value and paid-in surplus)	$581,638,719	$83,341,719
Undistributed net investment income	984,039	138,852
Undistributed net realized gain	18,629,328	2,161,932
Net unrealized appreciation	84,552,906	5,852,296
	$685,804,992	$91,494,799

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$178,524,883	11,480,532	$15.55
I Class, $0.01 Par Value	$226,831,159	14,575,261	$15.56
A Class, $0.01 Par Value	$93,154,327	6,003,068	$15.52*
C Class, $0.01 Par Value	$844,662	54,846	$15.40
R Class, $0.01 Par Value	$65,672,540	4,233,977	$15.51
R6 Class, $0.01 Par Value	$120,777,421	8,934,736	$13.52
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$22,306,147	1,683,122	$13.25
I Class, $0.01 Par Value	$31,040,828	2,339,126	$13.27
A Class, $0.01 Par Value	$6,734,110	508,937	$13.23*
C Class, $0.01 Par Value	$185,944	14,183	$13.11
R Class, $0.01 Par Value	$10,366,171	784,962	$13.21
R6 Class, $0.01 Par Value	$20,861,599	1,567,443	$13.31

*	Maximum offering price $16.47 and $14.04 (net asset value divided by 0.9425) for One Choice 2055 Portfolio and One Choice 2060 Portfolio, respectively.

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED JULY 31, 2018
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$49,561,513	$57,183,784

Expenses:
Management fees	12,947,911	14,477,322
Distribution and service fees:
A Class	657,427	805,047
C Class	69,167	77,449
R Class	845,543	795,444
Directors' fees and expenses	55,661	63,391
Other expenses	46,787	51,898
	14,622,496	16,270,551
Fees waived	(624,335)	(930,425)
	13,998,161	15,340,126

Net investment income (loss)	35,563,352	41,843,658

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	32,555,309	35,516,695
Capital gain distributions received from underlying funds	42,220,163	51,028,081
	74,775,472	86,544,776

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(11,148,219)	(8,510,188)

Net realized and unrealized gain (loss) on affiliates	63,627,253	78,034,588

Net Increase (Decrease) in Net Assets Resulting from Operations	$99,190,605	$119,878,246

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2018
	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$85,715,365	$70,242,027

Expenses:
Management fees	22,607,657	18,676,004
Distribution and service fees:
A Class	1,194,859	1,032,032
C Class	71,172	54,311
R Class	1,080,176	1,058,528
Directors' fees and expenses	93,719	75,440
Other expenses	75,760	59,210
	25,123,343	20,955,525
Fees waived	(1,530,982)	(1,517,337)
	23,592,361	19,438,188

Net investment income (loss)	62,123,004	50,803,839

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	46,620,877	26,842,486
Capital gain distributions received from underlying funds	83,876,435	77,114,362
	130,497,312	103,956,848

Change in net unrealized appreciation (depreciation) on investments in underlying funds	1,030,933	18,165,764

Net realized and unrealized gain (loss) on affiliates	131,528,245	122,122,612

Net Increase (Decrease) in Net Assets Resulting from Operations	$193,651,249	$172,926,451

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2018
	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$73,797,542	$52,090,294

Expenses:
Management fees	20,633,964	14,812,043
Distribution and service fees:
A Class	1,069,451	746,541
C Class	53,859	32,978
R Class	1,106,389	822,051
Directors' fees and expenses	79,868	56,297
Other expenses	63,262	43,892
	23,006,793	16,513,802
Fees waived	(1,273,769)	(1,057,805)
	21,733,024	15,455,997

Net investment income (loss)	52,064,518	36,634,297

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	29,808,839	17,995,686
Capital gain distributions received from underlying funds	90,723,410	72,453,881
	120,532,249	90,449,567

Change in net unrealized appreciation (depreciation) on investments in underlying funds	31,885,403	33,175,502

Net realized and unrealized gain (loss) on affiliates	152,417,652	123,625,069

Net Increase (Decrease) in Net Assets Resulting from Operations	$204,482,170	$160,259,366

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2018
	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$52,127,977	$32,210,335

Expenses:
Management fees	15,508,586	9,787,100
Distribution and service fees:
A Class	737,784	455,182
C Class	34,167	18,285
R Class	774,901	488,061
Directors' fees and expenses	56,597	35,115
Other expenses	45,112	26,941
	17,157,147	10,810,684
Fees waived	(869,530)	(632,836)
	16,287,617	10,177,848

Net investment income (loss)	35,840,360	22,032,487

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	20,641,568	6,315,098
Capital gain distributions received from underlying funds	79,922,548	53,029,389
	100,564,116	59,344,487

Change in net unrealized appreciation (depreciation) on investments in underlying funds	38,308,793	33,469,844

Net realized and unrealized gain (loss) on affiliates	138,872,909	92,814,331

Net Increase (Decrease) in Net Assets Resulting from Operations	$174,713,269	$114,846,818

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2018
	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$17,045,932	$1,653,151

Expenses:
Management fees	5,245,399	524,327
Distribution and service fees:
A Class	226,536	13,287
C Class	8,230	1,599
R Class	297,357	33,726
Directors' fees and expenses	18,513	1,822
Other expenses	13,383	989
	5,809,418	575,750
Fees waived	(401,022)	(43,557)
	5,408,396	532,193

Net investment income (loss)	11,637,536	1,120,958

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(960,373)	(109,382)
Capital gain distributions received from underlying funds	29,296,159	2,719,899
	28,335,786	2,610,517

Change in net unrealized appreciation (depreciation) on investments in underlying funds	21,204,900	2,219,481

Net realized and unrealized gain (loss) on affiliates	49,540,686	4,829,998

Net Increase (Decrease) in Net Assets Resulting from Operations	$61,178,222	$5,950,956

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2018 AND JULY 31, 2017
	One Choice In Retirement Portfolio		One Choice 2020 Portfolio
Increase (Decrease) in Net Assets	July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017
Operations
Net investment income (loss)	$35,563,352	$24,606,170	$41,843,658	$26,992,723
Net realized gain (loss)	74,775,472	13,902,368	86,544,776	16,145,316
Change in net unrealized appreciation (depreciation)	(11,148,219)	78,228,505	(8,510,188)	92,157,502
Net increase (decrease) in net assets resulting from operations	99,190,605	116,737,043	119,878,246	135,295,541

Distributions to Shareholders
From net investment income:
Investor Class	(15,244,179)	(11,237,624)	(12,719,918)	(8,941,592)
I Class	(8,716,656)	(7,630,282)	(14,661,932)	(10,904,282)
A Class	(4,200,681)	(3,609,803)	(5,127,920)	(3,716,456)
C Class	(60,917)	(38,069)	(65,955)	(22,952)
R Class	(2,285,876)	(1,611,632)	(2,073,170)	(1,178,889)
R6 Class	(4,740,402)	—	(3,526,774)	—
From net realized gains:
Investor Class	(10,561,217)	(13,389,258)	(8,787,849)	(13,303,485)
I Class	(5,810,187)	(7,926,227)	(9,048,159)	(14,052,659)
A Class	(3,531,116)	(5,503,052)	(4,150,886)	(6,845,948)
C Class	(95,175)	(152,977)	(95,933)	(148,391)
R Class	(2,233,900)	(3,072,942)	(1,977,118)	(2,850,207)
R6 Class	(125,022)	—	(225,653)	—
Decrease in net assets from distributions	(57,605,328)	(54,171,866)	(62,461,267)	(61,964,861)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(92,918,258)	(167,668,667)	(30,383,605)	10,759,987

Net increase (decrease) in net assets	(51,332,981)	(105,103,490)	27,033,374	84,090,667

Net Assets
Beginning of period	1,814,888,103	1,919,991,593	2,004,365,867	1,920,275,200
End of period	$1,763,555,122	$1,814,888,103	$2,031,399,241	$2,004,365,867

Undistributed net investment income	—	—	$9,573,078	$10,104,296

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2018 AND JULY 31, 2017
	One Choice 2025 Portfolio		One Choice 2030 Portfolio
Increase (Decrease) in Net Assets	July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017
Operations
Net investment income (loss)	$62,123,004	$39,837,373	$50,803,839	$29,856,762
Net realized gain (loss)	130,497,312	31,331,253	103,956,848	19,239,505
Change in net unrealized appreciation (depreciation)	1,030,933	148,248,417	18,165,764	136,474,651
Net increase (decrease) in net assets resulting from operations	193,651,249	219,417,043	172,926,451	185,570,918

Distributions to Shareholders
From net investment income:
Investor Class	(22,036,903)	(14,549,186)	(13,885,369)	(8,241,134)
I Class	(18,099,672)	(12,925,259)	(17,765,122)	(10,829,002)
A Class	(7,388,230)	(5,284,473)	(6,582,168)	(3,836,628)
C Class	(61,950)	(20,089)	(49,585)	(12,160)
R Class	(2,747,511)	(1,655,843)	(2,735,436)	(1,169,843)
R6 Class	(5,348,728)	—	(4,735,646)	—
From net realized gains:
Investor Class	(18,431,499)	(22,644,776)	(9,097,585)	(13,670,592)
I Class	(13,727,347)	(17,367,338)	(10,427,061)	(15,377,439)
A Class	(7,307,615)	(10,258,095)	(5,055,928)	(8,067,012)
C Class	(106,129)	(150,507)	(68,773)	(127,837)
R Class	(3,199,752)	(4,265,814)	(2,425,972)	(3,354,201)
R6 Class	(304,554)	—	(222,174)	—
Decrease in net assets from distributions	(98,759,890)	(89,121,380)	(73,050,819)	(64,685,848)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	41,361,773	22,486,017	175,505,583	159,009,333

Net increase (decrease) in net assets	136,253,132	152,781,680	275,381,215	279,894,403

Net Assets
Beginning of period	2,943,738,796	2,790,957,116	2,281,259,460	2,001,365,057
End of period	$3,079,991,928	$2,943,738,796	$2,556,640,675	$2,281,259,460

Undistributed net investment income	$14,295,430	$13,714,736	$10,856,103	$10,736,496

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2018 AND JULY 31, 2017
	One Choice 2035 Portfolio		One Choice 2040 Portfolio
Increase (Decrease) in Net Assets	July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017
Operations
Net investment income (loss)	$52,064,518	$32,492,706	$36,634,297	$21,678,736
Net realized gain (loss)	120,532,249	25,930,944	90,449,567	13,953,051
Change in net unrealized appreciation (depreciation)	31,885,403	165,402,541	33,175,502	130,499,692
Net increase (decrease) in net assets resulting from operations	204,482,170	223,826,191	160,259,366	166,131,479

Distributions to Shareholders
From net investment income:
Investor Class	(17,787,875)	(10,754,173)	(10,693,334)	(5,872,161)
I Class	(15,949,118)	(10,315,023)	(13,217,829)	(8,051,117)
A Class	(6,650,792)	(4,205,203)	(4,805,880)	(2,648,603)
C Class	(53,369)	(11,886)	(36,420)	(5,611)
R Class	(2,814,342)	(1,431,873)	(2,164,339)	(821,118)
R6 Class	(4,926,385)	—	(3,926,582)	—
From net realized gains:
Investor Class	(14,115,071)	(19,894,350)	(8,148,892)	(11,900,433)
I Class	(11,532,216)	(16,364,947)	(8,931,636)	(13,916,262)
A Class	(6,284,482)	(9,819,923)	(4,231,409)	(6,835,327)
C Class	(78,058)	(129,854)	(49,583)	(81,368)
R Class	(3,124,158)	(4,532,649)	(2,179,346)	(2,920,128)
R6 Class	(81,982)	—	(181,602)	—
Decrease in net assets from distributions	(83,397,848)	(77,459,881)	(58,566,852)	(53,052,128)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	118,692,211	28,662,027	127,886,680	50,818,392

Net increase (decrease) in net assets	239,776,533	175,028,337	229,579,194	163,897,743

Net Assets
Beginning of period	2,457,863,250	2,282,834,913	1,694,046,123	1,530,148,380
End of period	$2,697,639,783	$2,457,863,250	$1,923,625,317	$1,694,046,123

Undistributed net investment income	$9,509,318	$10,683,596	$6,954,372	$7,282,947

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2018 AND JULY 31, 2017
	One Choice 2045 Portfolio		One Choice 2050 Portfolio
Increase (Decrease) in Net Assets	July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017
Operations
Net investment income (loss)	$35,840,360	$22,413,068	$22,032,487	$12,449,721
Net realized gain (loss)	100,564,116	19,515,639	59,344,487	7,414,520
Change in net unrealized appreciation (depreciation)	38,308,793	147,438,407	33,469,844	95,265,969
Net increase (decrease) in net assets resulting from operations	174,713,269	189,367,114	114,846,818	115,130,210

Distributions to Shareholders
From net investment income:
Investor Class	(12,337,977)	(7,160,174)	(6,540,302)	(3,201,895)
I Class	(12,238,201)	(7,716,872)	(8,860,404)	(4,499,168)
A Class	(4,556,355)	(2,730,589)	(2,931,806)	(1,403,983)
C Class	(35,540)	(5,287)	(20,892)	(1,332)
R Class	(1,934,547)	(908,830)	(1,273,577)	(403,456)
R6 Class	(3,723,344)	—	(2,484,853)	—
From net realized gains:
Investor Class	(11,061,237)	(16,598,233)	(4,461,717)	(8,013,033)
I Class	(9,822,113)	(15,276,330)	(5,155,639)	(9,483,595)
A Class	(4,835,667)	(8,046,650)	(2,250,572)	(4,590,700)
C Class	(51,634)	(84,244)	(23,005)	(53,628)
R Class	(2,375,990)	(3,678,408)	(1,111,484)	(1,902,528)
R6 Class	(31,316)	—	(34,907)	—
Decrease in net assets from distributions	(63,003,921)	(62,205,617)	(35,149,158)	(33,553,318)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	29,071,594	(26,100,188)	101,684,190	33,171,224

Net increase (decrease) in net assets	140,780,942	101,061,309	181,381,850	114,748,116

Net Assets
Beginning of period	1,759,305,308	1,658,243,999	1,043,512,974	928,764,858
End of period	$1,900,086,250	$1,759,305,308	$1,224,894,824	$1,043,512,974

Undistributed net investment income	$4,913,657	$6,509,201	$1,984,681	$4,318,208

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2018 AND JULY 31, 2017
	One Choice 2055 Portfolio		One Choice 2060 Portfolio
Increase (Decrease) in Net Assets	July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017
Operations
Net investment income (loss)	$11,637,536	$5,561,085	$1,120,958	$217,698
Net realized gain (loss)	28,335,786	3,516,302	2,610,517	135,628
Change in net unrealized appreciation (depreciation)	21,204,900	46,368,497	2,219,481	2,427,348
Net increase (decrease) in net assets resulting from operations	61,178,222	55,445,884	5,950,956	2,780,674

Distributions to Shareholders
From net investment income:
Investor Class	(2,783,190)	(1,251,158)	(232,509)	(39,077)
I Class	(4,823,234)	(2,371,515)	(425,378)	(65,728)
A Class	(1,296,975)	(632,411)	(70,482)	(11,476)
C Class	(8,911)	(773)	(2,446)	—
R Class	(711,004)	(240,270)	(71,497)	(6,504)
R6 Class	(1,329,674)	—	(169,875)	—
From net realized gains:
Investor Class	(1,571,671)	(2,334,990)	(58,903)	(2,966)
I Class	(2,414,846)	(3,750,396)	(101,543)	(4,114)
A Class	(866,800)	(1,523,161)	(21,927)	(1,186)
C Class	(7,498)	(14,405)	(352)	(39)
R Class	(559,512)	(815,861)	(22,605)	(1,052)
Decrease in net assets from distributions	(16,373,315)	(12,934,940)	(1,177,517)	(132,142)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	123,562,296	104,226,225	48,977,887	28,570,188

Net increase (decrease) in net assets	168,367,203	146,737,169	53,751,326	31,218,720

Net Assets
Beginning of period	517,437,789	370,700,620	37,743,473	6,524,753
End of period	$685,804,992	$517,437,789	$91,494,799	$37,743,473

Undistributed net investment income	$984,039	$1,491,611	$138,852	$104,799

See Notes to Financial Statements.

Notes to Financial Statements

JULY 31, 2018

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio and One Choice 2060 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

The funds offer the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R6 Class commenced on October 23, 2017 for each of the funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the funds, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the management fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class. Each year, the Board of Directors will approve a new management fee rate to be applied December 1st. The fee rate will be based on the most conservative neutral mix of the underlying funds as estimated by the portfolio managers for the upcoming year, and adjusted for each class to reflect such class’s separate arrangements for shareholder services. During the period ended July 31, 2018, the investment advisor agreed to waive a portion of each class of each fund’s management fee. The investment advisor expects these waivers to continue until November 30, 2018 and cannot terminate them prior to such date without the approval of the Board of Directors.

From August 1, 2017 until November 30, 2017, the annual management fee and the fee waiver for each class of each fund was as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.76%	0.58%	0.52%	0.02%	0.04%	0.13%
One Choice 2020 Portfolio	0.77%	0.59%	0.52%	0.03%	0.05%	0.13%
One Choice 2025 Portfolio	0.79%	0.61%	0.54%	0.03%	0.05%	0.13%
One Choice 2030 Portfolio	0.82%	0.63%	0.55%	0.04%	0.05%	0.12%
One Choice 2035 Portfolio	0.84%	0.65%	0.57%	0.03%	0.04%	0.11%
One Choice 2040 Portfolio	0.86%	0.67%	0.58%	0.03%	0.04%	0.10%
One Choice 2045 Portfolio	0.89%	0.70%	0.60%	0.03%	0.04%	0.09%
One Choice 2050 Portfolio	0.92%	0.72%	0.62%	0.04%	0.04%	0.09%
One Choice 2055 Portfolio	0.93%	0.73%	0.63%	0.05%	0.05%	0.10%
One Choice 2060 Portfolio	0.93%	0.73%	0.63%	0.05%	0.05%	0.10%

Effective December 1, 2017, the annual management fee and the fee waiver for each class of each fund are as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.76%	0.58%	0.51%	0.02%	0.04%	0.12%
One Choice 2020 Portfolio	0.76%	0.59%	0.52%	0.02%	0.05%	0.13%
One Choice 2025 Portfolio	0.80%	0.61%	0.53%	0.04%	0.05%	0.12%
One Choice 2030 Portfolio	0.83%	0.64%	0.56%	0.05%	0.06%	0.13%
One Choice 2035 Portfolio	0.85%	0.66%	0.58%	0.04%	0.05%	0.12%
One Choice 2040 Portfolio	0.88%	0.69%	0.60%	0.05%	0.06%	0.12%
One Choice 2045 Portfolio	0.90%	0.71%	0.61%	0.04%	0.05%	0.10%
One Choice 2050 Portfolio	0.93%	0.73%	0.63%	0.05%	0.05%	0.10%
One Choice 2055 Portfolio	0.94%	0.74%	0.64%	0.06%	0.06%	0.11%
One Choice 2060 Portfolio	0.94%	0.74%	0.64%	0.06%	0.06%	0.11%

For the period ended July 31, 2018, the effective annual management fee, the fee waiver and the effective annual management fee after waiver for each class of each fund are as follows:

	Effective Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.76%	0.58%	0.51%	0.02%	0.04%	0.12%
One Choice 2020 Portfolio	0.76%	0.59%	0.52%	0.02%	0.05%	0.13%
One Choice 2025 Portfolio	0.80%	0.61%	0.53%	0.04%	0.05%	0.12%
One Choice 2030 Portfolio	0.83%	0.64%	0.56%	0.05%	0.06%	0.13%
One Choice 2035 Portfolio	0.85%	0.66%	0.58%	0.04%	0.05%	0.12%
One Choice 2040 Portfolio	0.87%	0.68%	0.60%	0.04%	0.05%	0.12%
One Choice 2045 Portfolio	0.90%	0.71%	0.61%	0.04%	0.05%	0.10%
One Choice 2050 Portfolio	0.93%	0.73%	0.63%	0.05%	0.05%	0.10%
One Choice 2055 Portfolio	0.94%	0.74%	0.64%	0.06%	0.06%	0.11%
One Choice 2060 Portfolio	0.94%	0.74%	0.64%	0.06%	0.06%	0.11%

	Effective Annual Management Fee After Waiver
	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.74%	0.54%	0.39%
One Choice 2020 Portfolio	0.74%	0.54%	0.39%
One Choice 2025 Portfolio	0.76%	0.56%	0.41%
One Choice 2030 Portfolio	0.78%	0.58%	0.43%
One Choice 2035 Portfolio	0.81%	0.61%	0.46%
One Choice 2040 Portfolio	0.83%	0.63%	0.48%
One Choice 2045 Portfolio	0.86%	0.66%	0.51%
One Choice 2050 Portfolio	0.88%	0.68%	0.53%
One Choice 2055 Portfolio	0.88%	0.68%	0.53%
One Choice 2060 Portfolio	0.88%	0.68%	0.53%

The total amount of the waiver for each class of each fund for the period ended July 31, 2018 is as follows:

	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	$165,439	$171,189	$52,594	$1,383	$33,822	$199,908
One Choice 2020 Portfolio	$164,935	$355,145	$75,897	$1,811	$37,278	$295,359
One Choice 2025 Portfolio	$455,684	$450,644	$174,427	$2,606	$79,097	$368,524
One Choice 2030 Portfolio	$355,575	$491,705	$192,122	$2,520	$99,025	$376,390
One Choice 2035 Portfolio	$366,836	$365,530	$156,301	$1,970	$81,194	$301,938
One Choice 2040 Portfolio	$250,352	$335,126	$128,840	$1,405	$71,729	$270,353
One Choice 2045 Portfolio	$255,192	$269,638	$107,877	$1,255	$57,023	$178,545
One Choice 2050 Portfolio	$165,054	$190,077	$84,814	$852	$45,740	$146,299
One Choice 2055 Portfolio	$95,169	$136,314	$51,457	$469	$33,850	$83,763
One Choice 2060 Portfolio	$9,221	$14,145	$3,045	$93	$3,896	$13,157
Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2018 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

4. Investment Transactions

Investment transactions for the period ended July 31, 2018 were as follows:

	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Purchases	$249,340,961	$322,385,361	$453,567,574	$417,965,361	$420,711,120
Sales	$523,494,480	$596,491,911	$723,159,336	$535,346,989	$531,331,616

	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Purchases	$331,448,669	$310,120,332	$252,799,802	$184,846,235	$49,492,144
Sales	$408,368,012	$424,412,825	$261,689,530	$114,009,249	$7,585,045

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	11,605,566	$154,573,237	13,564,158	$173,216,333
Issued in reinvestment of distributions	1,927,963	25,569,302	1,943,219	24,402,218
Redeemed	(19,523,578)	(260,335,629)	(16,900,025)	(215,722,484)
	(5,990,049)	(80,193,090)	(1,392,648)	(18,103,933)
I Class
Sold	5,720,063	76,219,801	12,015,775	153,032,870
Issued in reinvestment of distributions	1,069,843	14,187,628	1,205,186	15,147,552
Redeemed	(17,274,804)	(230,704,930)	(16,769,238)	(214,318,648)
	(10,484,898)	(140,297,501)	(3,548,277)	(46,138,226)
A Class
Sold	3,542,401	47,250,800	5,633,176	71,832,830
Issued in reinvestment of distributions	515,107	6,832,250	650,550	8,160,535
Redeemed	(9,590,845)	(127,768,053)	(12,208,007)	(155,883,388)
	(5,533,337)	(73,685,003)	(5,924,281)	(75,890,023)
C Class
Sold	46,458	620,407	84,576	1,076,282
Issued in reinvestment of distributions	11,799	156,091	15,270	190,151
Redeemed	(270,707)	(3,588,079)	(221,964)	(2,829,030)
	(212,450)	(2,811,581)	(122,118)	(1,562,597)
R Class
Sold	1,890,925	25,155,789	2,229,284	28,388,244
Issued in reinvestment of distributions	328,587	4,353,523	360,115	4,505,030
Redeemed	(4,451,032)	(59,230,690)	(4,615,392)	(58,867,162)
	(2,231,520)	(29,721,378)	(2,025,993)	(25,973,888)
R6 Class
Sold	8,092,472	90,646,126	N/A
Issued in connection with reorganization (Note 8)	18,153,611	201,544,137
Issued in reinvestment of distributions	437,962	4,863,398
Redeemed	(5,662,671)	(63,263,366)
	21,021,374	233,790,295
Net increase (decrease)	(3,430,880)	$(92,918,258)	(13,013,317)	$(167,668,667)

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Year ended July 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice 2020 Portfolio
Investor Class
Sold	9,803,881	$123,061,949	16,515,580	$198,068,881
Issued in reinvestment of distributions	1,720,974	21,465,457	1,906,699	22,193,963
Redeemed	(19,118,243)	(240,611,057)	(17,060,371)	(204,830,148)
	(7,593,388)	(96,083,651)	1,361,908	15,432,696
I Class
Sold	9,664,113	121,456,759	17,367,845	208,113,032
Issued in reinvestment of distributions	1,900,731	23,706,160	2,140,856	24,919,549
Redeemed	(22,082,953)	(278,125,145)	(19,664,667)	(236,427,986)
	(10,518,109)	(132,962,226)	(155,966)	(3,395,405)
A Class
Sold	3,703,137	46,473,681	8,732,168	104,665,851
Issued in reinvestment of distributions	691,394	8,624,490	857,173	9,977,492
Redeemed	(10,647,197)	(133,580,678)	(10,103,623)	(121,107,596)
	(6,252,666)	(78,482,507)	(514,282)	(6,464,253)
C Class
Sold	112,814	1,418,046	103,008	1,224,817
Issued in reinvestment of distributions	12,923	161,663	14,572	170,205
Redeemed	(243,083)	(3,058,828)	(134,176)	(1,615,099)
	(117,346)	(1,479,119)	(16,596)	(220,077)
R Class
Sold	2,160,053	27,094,413	4,688,919	56,443,845
Issued in reinvestment of distributions	315,542	3,936,799	336,238	3,913,813
Redeemed	(4,366,318)	(54,725,348)	(4,591,021)	(54,950,632)
	(1,890,723)	(23,694,136)	434,136	5,407,026
R6 Class
Sold	10,286,629	119,091,935	N/A
Issued in connection with reorganization (Note 8)	23,968,200	274,310,194
Issued in reinvestment of distributions	326,295	3,752,387
Redeemed	(8,188,901)	(94,836,482)
	26,392,223	302,318,034
Net increase (decrease)	19,991	$(30,383,605)	1,109,200	$10,759,987

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Year ended July 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	12,262,599	$182,715,678	17,704,095	$250,248,492
Issued in reinvestment of distributions	2,729,764	40,342,266	2,710,369	37,077,840
Redeemed	(21,682,979)	(324,052,487)	(17,252,079)	(243,650,283)
	(6,690,616)	(100,994,543)	3,162,385	43,676,049
I Class
Sold	10,462,391	156,076,626	20,470,948	289,054,875
Issued in reinvestment of distributions	2,124,561	31,394,111	2,155,056	29,481,171
Redeemed	(23,483,099)	(350,747,264)	(19,933,166)	(282,320,992)
	(10,896,147)	(163,276,527)	2,692,838	36,215,054
A Class
Sold	7,323,008	109,261,764	10,832,682	152,905,773
Issued in reinvestment of distributions	904,905	13,380,104	1,045,547	14,313,543
Redeemed	(14,446,184)	(215,530,493)	(15,074,761)	(213,082,425)
	(6,218,271)	(92,888,625)	(3,196,532)	(45,863,109)
C Class
Sold	67,427	1,003,167	81,853	1,151,473
Issued in reinvestment of distributions	11,345	168,079	12,434	170,596
Redeemed	(198,205)	(2,977,672)	(166,753)	(2,371,973)
	(119,433)	(1,806,426)	(72,466)	(1,049,904)
R Class
Sold	3,068,287	45,709,724	4,291,904	60,668,991
Issued in reinvestment of distributions	386,300	5,710,629	415,104	5,678,620
Redeemed	(4,550,001)	(67,800,436)	(5,438,717)	(76,839,684)
	(1,095,414)	(16,380,083)	(731,709)	(10,492,073)
R6 Class
Sold	12,863,221	152,979,567	N/A
Issued in connection with reorganization (Note 8)	30,536,410	358,582,561
Issued in reinvestment of distributions	479,092	5,653,282
Redeemed	(8,450,178)	(100,507,433)
	35,428,545	416,707,977
Net increase (decrease)	10,408,664	$41,361,773	1,854,516	$22,486,017

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Year ended July 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	11,500,406	$149,681,071	17,029,116	$207,785,501
Issued in reinvestment of distributions	1,776,055	22,945,173	1,853,227	21,886,611
Redeemed	(19,182,424)	(250,452,231)	(15,253,318)	(186,167,023)
	(5,905,963)	(77,825,987)	3,629,025	43,505,089
I Class
Sold	13,568,008	176,858,941	20,259,271	247,055,730
Issued in reinvestment of distributions	2,184,151	28,192,183	2,211,584	26,096,693
Redeemed	(22,110,451)	(288,720,391)	(16,495,032)	(201,926,396)
	(6,358,292)	(83,669,267)	5,975,823	71,226,027
A Class
Sold	5,286,407	68,738,181	11,813,797	143,599,312
Issued in reinvestment of distributions	827,178	10,676,654	938,099	11,060,183
Redeemed	(11,227,440)	(146,210,818)	(10,673,883)	(130,245,080)
	(5,113,855)	(66,795,983)	2,078,013	24,414,415
C Class
Sold	27,503	369,615	118,418	1,444,915
Issued in reinvestment of distributions	9,145	118,358	11,814	139,874
Redeemed	(195,638)	(2,559,423)	(199,517)	(2,437,185)
	(158,990)	(2,071,450)	(69,285)	(852,396)
R Class
Sold	4,212,985	54,816,146	6,200,658	75,974,857
Issued in reinvestment of distributions	386,935	5,000,004	368,645	4,349,993
Redeemed	(3,929,028)	(51,142,273)	(4,900,289)	(59,608,652)
	670,892	8,673,877	1,669,014	20,716,198
R6 Class
Sold	12,357,521	149,689,825	N/A
Issued in connection with reorganization (Note 8)	29,224,928	347,829,586
Issued in reinvestment of distributions	413,152	4,957,820
Redeemed	(8,706,185)	(105,282,838)
	33,289,416	397,194,393
Net increase (decrease)	16,423,208	$175,505,583	13,282,590	$159,009,333

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Year ended July 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	10,054,460	$163,566,774	13,082,346	$198,364,610
Issued in reinvestment of distributions	1,973,732	31,778,300	2,088,951	30,540,459
Redeemed	(14,548,780)	(237,525,717)	(14,257,680)	(215,498,114)
	(2,520,588)	(42,180,643)	913,617	13,406,955
I Class
Sold	9,258,147	151,139,254	16,182,688	244,994,808
Issued in reinvestment of distributions	1,658,872	26,719,811	1,762,878	25,790,899
Redeemed	(17,599,161)	(287,325,310)	(15,228,167)	(231,216,140)
	(6,682,142)	(109,466,245)	2,717,399	39,569,567
A Class
Sold	6,536,948	106,619,970	9,839,298	148,450,415
Issued in reinvestment of distributions	738,035	11,883,920	886,732	12,964,031
Redeemed	(11,682,032)	(190,431,504)	(12,028,510)	(181,986,104)
	(4,407,049)	(71,927,614)	(1,302,480)	(20,571,658)
C Class
Sold	34,275	563,230	65,891	991,274
Issued in reinvestment of distributions	8,148	131,345	9,675	141,740
Redeemed	(169,261)	(2,784,558)	(157,751)	(2,373,038)
	(126,838)	(2,089,983)	(82,185)	(1,240,024)
R Class
Sold	3,392,872	55,254,197	4,405,211	66,802,032
Issued in reinvestment of distributions	354,236	5,709,391	389,671	5,696,996
Redeemed	(4,029,387)	(65,683,503)	(4,952,219)	(75,001,841)
	(282,279)	(4,719,915)	(157,337)	(2,502,813)
R6 Class
Sold	11,589,414	143,203,649	N/A
Issued in connection with reorganization (Note 8)	23,818,903	288,716,133
Issued in reinvestment of distributions	410,186	5,008,367
Redeemed	(7,130,445)	(87,851,538)
	28,688,058	349,076,611
Net increase (decrease)	14,669,162	$118,692,211	2,089,014	$28,662,027

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Year ended July 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	8,782,001	$120,529,807	13,095,725	$165,864,722
Issued in reinvestment of distributions	1,385,085	18,821,603	1,456,464	17,768,859
Redeemed	(13,769,845)	(189,684,315)	(15,370,456)	(193,796,988)
	(3,602,759)	(50,332,905)	(818,267)	(10,163,407)
I Class
Sold	9,774,939	134,504,223	14,335,122	181,284,881
Issued in reinvestment of distributions	1,630,794	22,148,751	1,799,201	21,932,254
Redeemed	(18,851,039)	(259,382,854)	(13,922,171)	(177,149,192)
	(7,445,306)	(102,729,880)	2,212,152	26,067,943
A Class
Sold	4,225,810	57,956,265	8,418,999	106,068,050
Issued in reinvestment of distributions	606,268	8,237,079	718,466	8,765,287
Redeemed	(8,097,444)	(111,250,702)	(7,598,160)	(96,275,233)
	(3,265,366)	(45,057,358)	1,539,305	18,558,104
C Class
Sold	33,785	465,504	100,292	1,262,423
Issued in reinvestment of distributions	6,327	86,003	7,118	86,979
Redeemed	(184,254)	(2,525,671)	(96,357)	(1,224,509)
	(144,142)	(1,974,164)	11,053	124,893
R Class
Sold	3,837,569	52,723,438	4,592,144	58,498,226
Issued in reinvestment of distributions	308,552	4,194,298	291,783	3,559,745
Redeemed	(3,279,946)	(45,031,427)	(3,633,784)	(45,827,112)
	866,175	11,886,309	1,250,143	16,230,859
R6 Class
Sold	10,811,475	136,346,273	N/A
Issued in connection with reorganization (Note 8)	20,742,097	255,359,021
Issued in reinvestment of distributions	329,974	4,108,184
Redeemed	(6,341,019)	(79,718,800)
	25,542,527	316,094,678
Net increase (decrease)	11,951,129	$127,886,680	4,194,386	$50,818,392

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Year ended July 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	7,347,673	$126,631,401	10,614,187	$167,509,860
Issued in reinvestment of distributions	1,369,980	23,323,096	1,561,524	23,672,711
Redeemed	(11,023,875)	(190,907,874)	(14,378,941)	(225,576,057)
	(2,306,222)	(40,953,377)	(2,203,230)	(34,393,486)
I Class
Sold	7,078,461	122,526,970	12,024,084	189,750,360
Issued in reinvestment of distributions	1,264,920	21,543,789	1,468,426	22,276,028
Redeemed	(17,191,474)	(296,345,244)	(12,438,720)	(197,059,892)
	(8,848,093)	(152,274,485)	1,053,790	14,966,496
A Class
Sold	4,634,950	80,175,011	6,947,602	109,038,365
Issued in reinvestment of distributions	493,620	8,405,016	648,864	9,830,296
Redeemed	(7,749,391)	(133,953,639)	(7,971,174)	(125,490,709)
	(2,620,821)	(45,373,612)	(374,708)	(6,622,048)
C Class
Sold	50,197	864,465	56,773	895,755
Issued in reinvestment of distributions	5,084	86,607	5,825	88,546
Redeemed	(93,369)	(1,629,469)	(53,993)	(858,676)
	(38,088)	(678,397)	8,605	125,625
R Class
Sold	2,765,707	47,819,108	3,087,639	48,832,196
Issued in reinvestment of distributions	244,843	4,173,493	291,971	4,429,198
Redeemed	(2,556,735)	(44,131,231)	(3,380,652)	(53,438,169)
	453,815	7,861,370	(1,042)	(176,775)
R6 Class
Sold	9,667,730	124,041,321	N/A
Issued in connection with reorganization (Note 8)	15,697,129	195,971,413
Issued in reinvestment of distributions	297,517	3,754,660
Redeemed	(4,960,826)	(63,277,299)
	20,701,550	260,490,095
Net increase (decrease)	7,342,141	$29,071,594	(1,516,585)	$(26,100,188)

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Year ended July 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	6,584,468	$92,525,782	9,305,793	$118,571,935
Issued in reinvestment of distributions	791,407	10,994,051	917,701	11,214,306
Redeemed	(9,620,934)	(135,484,267)	(10,823,083)	(137,027,450)
	(2,245,059)	(31,964,434)	(599,589)	(7,241,209)
I Class
Sold	7,710,497	108,663,170	9,869,025	126,054,596
Issued in reinvestment of distributions	1,008,092	14,016,043	1,143,317	13,982,763
Redeemed	(12,998,582)	(183,491,330)	(9,898,962)	(126,664,343)
	(4,279,993)	(60,812,117)	1,113,380	13,373,016
A Class
Sold	3,562,682	50,068,183	5,834,934	74,096,488
Issued in reinvestment of distributions	332,474	4,621,258	450,253	5,502,087
Redeemed	(5,758,803)	(80,914,218)	(5,076,466)	(64,678,024)
	(1,863,647)	(26,224,777)	1,208,721	14,920,551
C Class
Sold	20,258	286,973	27,134	344,619
Issued in reinvestment of distributions	3,154	43,897	4,483	54,960
Redeemed	(52,484)	(739,399)	(50,445)	(639,744)
	(29,072)	(408,529)	(18,828)	(240,165)
R Class
Sold	2,551,784	35,924,708	3,205,080	41,105,609
Issued in reinvestment of distributions	163,945	2,282,086	177,915	2,175,898
Redeemed	(2,130,659)	(29,959,931)	(2,427,325)	(30,922,476)
	585,070	8,246,863	955,670	12,359,031
R6 Class
Sold	8,616,267	112,055,359	N/A
Issued in connection with reorganization (Note 8)	11,953,835	150,503,976
Issued in reinvestment of distributions	197,164	2,519,760
Redeemed	(4,033,823)	(52,231,911)
	16,733,443	212,847,184
Net increase (decrease)	8,900,742	$101,684,190	2,659,354	$33,171,224

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Year ended July 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	4,550,840	$68,503,924	5,164,550	$69,975,975
Issued in reinvestment of distributions	291,907	4,351,173	276,069	3,586,132
Redeemed	(3,597,358)	(54,382,340)	(3,280,367)	(44,167,353)
	1,245,389	18,472,757	2,160,252	29,394,754
I Class
Sold	6,022,151	90,887,773	7,258,690	98,350,920
Issued in reinvestment of distributions	483,543	7,202,839	469,620	6,100,360
Redeemed	(7,959,355)	(119,847,805)	(3,998,841)	(54,046,974)
	(1,453,661)	(21,757,193)	3,729,469	50,404,306
A Class
Sold	2,899,456	43,752,550	3,323,563	44,759,960
Issued in reinvestment of distributions	137,097	2,043,238	156,783	2,036,617
Redeemed	(2,967,655)	(44,734,574)	(2,560,024)	(34,717,598)
	68,898	1,061,214	920,322	12,078,979
C Class
Sold	14,834	223,382	18,433	248,931
Issued in reinvestment of distributions	1,103	16,409	1,168	15,178
Redeemed	(16,427)	(245,651)	(12,818)	(179,260)
	(490)	(5,860)	6,783	84,849
R Class
Sold	1,791,015	27,046,167	1,810,169	24,559,998
Issued in reinvestment of distributions	82,270	1,228,406	78,801	1,024,408
Redeemed	(1,238,947)	(18,772,588)	(982,869)	(13,321,069)
	634,338	9,501,985	906,101	12,263,337
R6 Class
Sold	4,723,557	62,774,188	N/A
Issued in connection with reorganization (Note 8)	6,002,906	77,270,775
Issued in reinvestment of distributions	101,734	1,329,659
Redeemed	(1,893,461)	(25,085,229)
	8,934,736	116,289,393
Net increase (decrease)	9,429,210	$123,562,296	7,722,927	$104,226,225

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Year ended July 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	1,276,662	$16,445,276	960,955	$11,006,702
Issued in reinvestment of distributions	22,839	290,838	3,830	42,041
Redeemed	(561,168)	(7,163,031)	(139,846)	(1,624,306)
	738,333	9,573,083	824,939	9,424,437
I Class
Sold	1,686,014	21,678,110	1,587,100	18,309,454
Issued in reinvestment of distributions	41,422	526,921	6,361	69,842
Redeemed	(892,577)	(11,486,982)	(313,278)	(3,651,476)
	834,859	10,718,049	1,280,183	14,727,820
A Class
Sold	422,036	5,411,518	413,855	4,713,420
Issued in reinvestment of distributions	7,131	90,877	1,141	12,533
Redeemed	(249,125)	(3,174,066)	(283,260)	(3,213,574)
	180,042	2,328,329	131,736	1,512,379
C Class
Sold	12,052	154,576	3,007	33,156
Issued in reinvestment of distributions	220	2,798	4	39
Redeemed	(3,659)	(47,640)	(14)	(158)
	8,613	109,734	2,997	33,037
R Class
Sold	574,578	7,402,286	273,320	3,119,674
Issued in reinvestment of distributions	7,331	93,499	687	7,551
Redeemed	(104,405)	(1,349,253)	(22,287)	(254,710)
	477,504	6,146,532	251,720	2,872,515
R6 Class
Sold	1,129,000	14,720,506	N/A
Issued in connection with reorganization (Note 8)	769,462	9,719,182
Issued in reinvestment of distributions	13,210	169,875
Redeemed	(344,229)	(4,507,403)
	1,567,443	20,102,160
Net increase (decrease)	3,806,794	$48,977,887	2,491,575	$28,570,188

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

6. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

7. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2018 and July 31, 2017 were as follows:

	2018		2017
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice In Retirement Portfolio	$35,577,346	$22,027,982	$24,127,410	$30,044,456
One Choice 2020 Portfolio	$39,159,461	$23,301,806	$24,764,171	$37,200,690
One Choice 2025 Portfolio	$57,737,007	$41,022,883	$34,553,222	$54,568,158
One Choice 2030 Portfolio	$46,541,801	$26,509,018	$24,088,767	$40,597,081
One Choice 2035 Portfolio	$49,323,009	$34,074,839	$26,718,158	$50,741,723
One Choice 2040 Portfolio	$35,499,069	$23,067,783	$17,398,610	$35,653,518
One Choice 2045 Portfolio	$35,682,760	$27,321,161	$18,521,752	$43,683,865
One Choice 2050 Portfolio	$22,642,360	$12,506,798	$9,580,949	$23,972,369
One Choice 2055 Portfolio	$11,129,736	$5,243,579	$4,514,359	$8,420,581
One Choice 2060 Portfolio	$1,014,147	$163,370	$130,010	$2,132

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Federal tax cost of investments	$1,534,225,284	$1,793,206,100	$2,637,551,798	$2,240,327,206	$2,265,350,767
Gross tax appreciation of investments	$241,932,252	$253,751,583	$461,898,734	$337,650,042	$448,385,054
Gross tax depreciation of investments	(12,613,648)	(15,515,403)	(19,234,750)	(21,404,747)	(16,160,046)
Net tax appreciation (depreciation) of investments	$229,318,604	$238,236,180	$442,663,984	$316,245,295	$432,225,008
Undistributed ordinary income	—	$9,899,338	$16,582,557	$13,504,525	$12,415,680
Accumulated long-term gains	$50,553,952	$68,184,892	$102,947,786	$85,688,844	$98,028,258

	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Federal tax cost of investments	$1,642,982,384	$1,553,314,033	$1,038,636,451	$607,686,967	$85,844,010
Gross tax appreciation of investments	$291,983,297	$354,628,613	$191,346,218	$80,620,838	$5,874,756
Gross tax depreciation of investments	(11,377,409)	(8,064,083)	(5,109,069)	(2,540,148)	(240,524)
Net tax appreciation (depreciation) of investments	$280,605,888	$346,564,530	$186,237,149	$78,080,690	$5,634,232
Undistributed ordinary income	$8,783,178	$6,058,423	$3,297,512	$1,424,390	$169,450
Accumulated long-term gains	$76,948,783	$85,558,553	$48,387,691	$24,661,193	$2,349,398

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Reorganization

On June 29, 2017, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of each One Choice® Target Date Portfolio R6, ten funds in a series issued by the corporation, were transferred to the corresponding One Choice Target Date Portfolio in exchange for shares of the R6 Class of the corresponding One Choice Target Date Portfolio. The purpose of the transaction was to reduce the number of One Choice Target Date Portfolios by merging each One Choice Target Date Portfolio R6 into its corresponding One Choice Target Date Portfolio. The financial statements and performance history of each One Choice Target Date Portfolio survived after the reorganization. The reorganization was effective at the close of the NYSE on October 20, 2017.

The reorganization was accomplished by a tax-free exchange of shares. On October 20, 2017, each One Choice Target Date Portfolio R6 exchanged its shares for shares of each corresponding One Choice Target Date Portfolio as follows:

Original Fund	Shares Exchanged	New Fund/Class	Shares Received
One Choice® In Retirement Portfolio R6	18,153,611	One Choice In Retirement Portfolio - R6 Class	18,153,611
One Choice® 2020 Portfolio R6	23,968,200	One Choice 2020 Portfolio - R6 Class	23,968,200
One Choice® 2025 Portfolio R6	30,536,410	One Choice 2025 Portfolio - R6 Class	30,536,410
One Choice® 2030 Portfolio R6	29,224,928	One Choice 2030 Portfolio - R6 Class	29,224,928
One Choice® 2035 Portfolio R6	23,818,903	One Choice 2035 Portfolio - R6 Class	23,818,903
One Choice® 2040 Portfolio R6	20,742,097	One Choice 2040 Portfolio - R6 Class	20,742,097
One Choice® 2045 Portfolio R6	15,697,129	One Choice 2045 Portfolio - R6 Class	15,697,129
One Choice® 2050 Portfolio R6	11,953,835	One Choice 2050 Portfolio - R6 Class	11,953,835
One Choice® 2055 Portfolio R6	6,002,906	One Choice 2055 Portfolio - R6 Class	6,002,906
One Choice® 2060 Portfolio R6	769,462	One Choice 2060 Portfolio - R6 Class	769,462

The net assets of each fund immediately before and immediately after the reorganization were as follows:

Original Fund	Original Fund Net Assets Before Reorganization	New Fund	New Fund Net Assets Before Reorganization	Combined Net Assets after Reorganization
One Choice In Retirement Portfolio R6	$201,544,137	One Choice In Retirement Portfolio	$1,785,403,554	$1,986,947,691
One Choice 2020 Portfolio R6	$274,310,194	One Choice 2020 Portfolio	$1,993,619,895	$2,267,930,089
One Choice 2025 Portfolio R6	$358,582,561	One Choice 2025 Portfolio	$2,941,695,743	$3,300,278,304
One Choice 2030 Portfolio R6	$347,829,586	One Choice 2030 Portfolio	$2,312,862,779	$2,660,692,365
One Choice 2035 Portfolio R6	$288,716,133	One Choice 2035 Portfolio	$2,494,139,862	$2,782,855,995
One Choice 2040 Portfolio R6	$255,359,021	One Choice 2040 Portfolio	$1,714,424,522	$1,969,783,543
One Choice 2045 Portfolio R6	$195,971,413	One Choice 2045 Portfolio	$1,788,597,455	$1,984,568,868
One Choice 2050 Portfolio R6	$150,503,976	One Choice 2050 Portfolio	$1,074,329,771	$1,224,833,747
One Choice 2055 Portfolio R6	$77,270,775	One Choice 2055 Portfolio	$553,006,019	$630,276,794
One Choice 2060 Portfolio R6	$9,719,182	One Choice 2060 Portfolio	$43,744,335	$53,463,517

The following unrealized appreciation (depreciation) of each One Choice Target Date Portfolio R6 was combined with that of each One Choice Target Date Portfolio.

Original Fund	Original Fund Unrealized Appreciation (Depreciation)
One Choice In Retirement Portfolio R6	$13,940,257
One Choice 2020 Portfolio R6	$20,427,493
One Choice 2025 Portfolio R6	$28,297,175
One Choice 2030 Portfolio R6	$30,630,214
One Choice 2035 Portfolio R6	$27,567,558
One Choice 2040 Portfolio R6	$26,095,880
One Choice 2045 Portfolio R6	$21,845,945
One Choice 2050 Portfolio R6	$16,183,747
One Choice 2055 Portfolio R6	$9,374,875
One Choice 2060 Portfolio R6	$837,781

Assuming the reorganization had been completed on August 1, 2017, the beginning of the annual reporting period, the pro forma results of operations for the period ended July 31, 2018 for each fund are as follows:

	Net Investment Income (Loss)	Net Realized And Unrealized Gain (Loss)	Net Increase (Decrease) In Net Assets Resulting From Operations
One Choice In Retirement Portfolio	$36,138,933	$66,886,649	$103,025,582
One Choice 2020 Portfolio	$42,634,189	$83,009,322	$125,643,511
One Choice 2025 Portfolio	$63,072,509	$138,688,501	$201,761,010
One Choice 2030 Portfolio	$51,715,540	$130,223,595	$181,939,135
One Choice 2035 Portfolio	$52,763,563	$160,015,067	$212,778,630
One Choice 2040 Portfolio	$37,219,264	$131,237,364	$168,456,628
One Choice 2045 Portfolio	$36,259,675	$145,183,723	$181,443,398
One Choice 2050 Portfolio	$22,330,957	$97,989,065	$120,320,022
One Choice 2055 Portfolio	$11,783,195	$52,280,225	$64,063,420
One Choice 2060 Portfolio	$1,138,264	$5,158,811	$6,297,075

Because the combined investment portfolios have been managed as single integrated portfolios since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of each One Choice Target Date Portfolio R6 that have been included in each corresponding One Choice Target Date Portfolio's Statement of Operations since October 23, 2017.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended July 31, 2018 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice In Retirement Portfolio (Amounts in thousands)
Inflation-Adjusted Bond Fund	$27,270	$35,834	$7,951	$(1,230)	$57,124	5,033	$(128)	$1,723
NT Diversified Bond Fund	392,078	35,602	78,558	(14,358)	380,739	36,680	(1,733)	12,141
NT High Income Fund	69,002	5,004	16,846	(1,469)	63,808	6,498	(159)	4,279
Short Duration Inflation Protection Bond Fund	110,637	30,813	20,045	(931)	133,400	13,053	(253)	2,955
NT Core Equity Plus Fund	54,519	1,865	15,342	3,971	49,848	2,845	3,694	1,659
NT Disciplined Growth Fund	27,265	1,175	8,456	2,307	24,529	1,822	2,082	1,111
NT Equity Growth Fund	181,279	18,663	60,626	9,144	164,331	11,302	10,193	13,541
NT Growth Fund	81,442	9,081	28,139	3,793	72,987	3,784	7,396	7,765
NT Heritage Fund	40,885	2,961	12,774	1,748	36,491	2,430	2,360	2,863
NT Large Company Value Fund	172,795	24,166	54,101	(2,329)	156,979	13,180	2,571	17,615
NT Mid Cap Value Fund	81,479	8,537	22,025	(675)	74,732	5,346	2,104	8,264
NT Small Company Fund	36,127	5,354	11,511	(440)	32,646	3,160	1,404	4,903
Emerging Markets Debt Fund	—	24,566	2,078	(963)	21,525	2,163	(50)	696
Global Bond Fund	127,139	28,774	20,989	(989)	148,468	14,556	(408)	3,634
International Bond Fund	91,268	2,562	63,736	1,794	42,040	3,234	(1,759)	164
U.S. Government Money Market Fund	180,321	6,165	30,281	—	176,321	176,321	—	2,612
NT Global Real Estate Fund	18,281	893	4,857	575	16,663	1,685	(38)	711
NT International Growth Fund	81,914	5,058	22,876	3,104	73,983	5,825	4,808	3,667
NT International Value Fund	41,147	2,268	9,748	(260)	36,930	3,649	471	1,479
	$1,814,848	$249,341	$490,939	$2,792	$1,763,544	312,566	$32,555	$91,782

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice 2020 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$60,114	$2,431	$17,890	$6,155	$57,658	3,291	$2,923	$1,918
NT Disciplined Growth Fund	33,813	1,569	11,350	2,904	30,549	2,270	2,893	1,407
NT Equity Growth Fund	195,282	21,188	64,269	14,477	188,087	12,936	7,984	15,277
NT Growth Fund	98,230	12,137	37,171	5,309	88,785	4,603	9,111	9,667
NT Heritage Fund	54,463	4,911	19,358	2,723	49,057	3,266	3,158	4,016
NT Large Company Value Fund	190,737	27,083	58,205	(1,005)	181,248	15,218	1,558	20,355
NT Mid Cap Value Fund	97,258	12,193	29,379	(129)	90,992	6,509	2,201	10,100
NT Small Company Fund	37,129	6,592	11,506	(87)	36,409	3,525	1,241	5,365
Inflation-Adjusted Bond Fund	44,073	38,375	13,153	(1,403)	73,637	6,488	(299)	2,254
NT Diversified Bond Fund	423,493	60,102	97,233	(15,963)	431,473	41,568	(2,185)	13,603
NT High Income Fund	75,109	6,546	14,662	(1,711)	75,746	7,713	(188)	5,013
Short Duration Inflation Protection Bond Fund	106,248	30,087	15,222	(977)	135,237	13,233	(189)	2,919
Emerging Markets Debt Fund	—	33,348	4,254	(1,243)	27,851	2,799	(117)	930
Global Bond Fund	134,104	39,569	22,969	(1,034)	168,189	16,489	(531)	4,101
International Bond Fund	96,672	959	63,795	1,049	47,823	3,679	(922)	185
U.S. Government Money Market Fund	175,388	12,825	24,383	—	187,714	187,714	—	2,708
NT Emerging Markets Fund	12,744	1,387	5,925	(2,197)	7,157	574	2,677	1,148
NT Global Real Estate Fund	22,701	1,228	6,672	754	20,844	2,108	(40)	906
NT International Growth Fund	91,774	6,489	28,079	4,515	84,316	6,639	5,059	4,248
NT International Small-Mid Cap Fund	3,243	200	1,751	(54)	1,976	148	512	187
NT International Value Fund	51,789	3,166	13,749	(166)	46,694	4,614	671	1,905
	$2,004,364	$322,385	$560,975	$11,917	$2,031,442	345,384	$35,517	$108,212

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice 2025 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$88,486	$3,413	$22,095	$9,788	$88,390	5,045	$3,325	$2,866
NT Disciplined Growth Fund	60,722	2,649	16,903	6,017	58,066	4,314	4,157	2,573
NT Equity Growth Fund	279,636	29,543	80,990	22,154	277,885	19,112	9,609	22,017
NT Growth Fund	163,222	18,084	48,941	10,388	157,964	8,189	13,358	16,041
NT Heritage Fund	107,509	9,117	31,384	6,572	102,648	6,834	4,754	7,935
NT Large Company Value Fund	287,686	42,232	74,501	(951)	285,338	23,958	1,549	30,966
NT Mid Cap Value Fund	164,814	20,449	41,381	876	161,510	11,553	2,348	17,300
NT Small Company Fund	47,576	8,121	11,649	435	49,161	4,759	950	6,896
Inflation-Adjusted Bond Fund	101,700	40,789	15,061	(2,116)	138,218	12,178	(803)	4,147
NT Diversified Bond Fund	594,470	74,836	108,718	(22,883)	613,947	59,147	(2,352)	18,971
NT High Income Fund	105,105	23,444	14,372	(2,681)	125,062	12,735	(233)	7,745
Short Duration Inflation Protection Bond Fund	108,356	8,363	5,404	(942)	124,569	12,189	(75)	2,584
Emerging Markets Debt Fund	—	64,072	4,795	(2,538)	56,739	5,702	(153)	1,842
Global Bond Fund	177,683	62,134	21,044	(1,868)	239,369	23,468	(519)	5,612
International Bond Fund	125,914	1,938	77,741	2,496	68,066	5,236	(2,637)	252
NT Emerging Markets Fund	52,111	7,437	15,747	(4,469)	43,400	3,478	4,123	5,965
NT Global Real Estate Fund	40,613	2,084	9,217	1,270	39,167	3,960	(68)	1,644
NT International Growth Fund	145,891	10,191	36,704	7,501	140,462	11,060	7,208	6,822
NT International Small-Mid Cap Fund	14,106	1,045	4,632	729	12,468	936	1,125	1,000
NT International Value Fund	94,603	7,104	20,270	(450)	89,915	8,885	955	3,516
U.S. Government Money Market Fund	183,531	16,523	14,989	—	207,872	207,872	—	2,898
	$2,943,734	$453,568	$676,538	$29,328	$3,080,216	450,610	$46,621	$169,592

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice 2030 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$68,579	$3,339	$14,767	$8,964	$74,856	4,273	$1,916	$2,377
NT Disciplined Growth Fund	55,707	3,122	13,284	7,050	59,053	4,387	3,003	2,515
NT Equity Growth Fund	212,158	26,193	56,456	20,839	229,344	15,773	5,201	17,687
NT Growth Fund	151,938	21,924	48,648	15,583	158,914	8,238	8,356	16,053
NT Heritage Fund	97,945	9,917	25,475	8,376	103,328	6,879	2,617	7,626
NT Large Company Value Fund	229,808	38,176	52,403	369	247,466	20,778	304	26,198
NT Mid Cap Value Fund	136,002	19,674	26,962	2,355	149,093	10,665	524	15,538
NT Small Company Fund	47,551	8,201	12,670	255	49,097	4,753	1,301	6,913
Inflation-Adjusted Bond Fund	102,779	8,639	9,288	(1,307)	117,118	10,319	(858)	3,422
NT Diversified Bond Fund	423,298	87,487	91,844	(16,868)	469,601	45,241	(2,070)	14,173
NT High Income Fund	76,436	29,342	8,770	(2,194)	107,032	10,899	(152)	6,269
Short Duration Inflation Protection Bond Fund	48,591	3,739	10,899	(276)	49,134	4,808	(78)	990
NT Emerging Markets Fund	58,074	10,005	13,370	(3,306)	57,187	4,582	2,403	7,083
NT Global Real Estate Fund	37,415	2,187	6,632	1,243	39,336	3,977	(53)	1,604
NT International Growth Fund	122,891	9,453	28,174	9,286	127,931	10,073	3,991	6,093
NT International Small-Mid Cap Fund	18,019	1,561	4,928	1,495	18,160	1,363	1,077	1,402
NT International Value Fund	87,759	7,860	14,951	(38)	91,224	9,014	699	3,490
Emerging Markets Debt Fund	—	60,444	2,262	(2,495)	55,687	5,597	(62)	1,757
Global Bond Fund	123,640	55,617	13,915	(1,410)	183,159	17,957	(354)	4,217
International Bond Fund	68,940	4,422	42,510	876	42,435	3,264	(923)	147
U.S. Government Money Market Fund	113,726	6,663	10,297	—	127,418	127,418	—	1,802
	$2,281,256	$417,965	$508,505	$48,797	$2,556,573	330,258	$26,842	$147,356

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice 2035 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$80,107	$3,406	$14,362	$10,346	$87,513	4,995	$1,752	$2,753
NT Disciplined Growth Fund	69,167	3,520	14,638	8,642	73,054	5,428	3,117	3,101
NT Equity Growth Fund	227,449	23,597	49,542	21,897	245,923	16,914	4,447	18,845
NT Growth Fund	200,506	25,987	57,851	18,262	205,603	10,659	11,287	20,629
NT Heritage Fund	111,243	10,590	22,657	9,745	120,232	8,005	2,269	8,649
NT Large Company Value Fund	258,774	42,548	53,355	21	275,777	23,155	216	29,259
NT Mid Cap Value Fund	146,531	20,406	23,918	2,144	160,406	11,474	448	16,525
NT Small Company Fund	68,354	12,266	16,253	147	70,948	6,868	1,737	9,754
Inflation-Adjusted Bond Fund	127,401	6,663	51,015	900	99,314	8,750	(2,299)	2,847
NT Diversified Bond Fund	399,168	74,657	71,822	(15,810)	434,441	41,854	(1,533)	13,038
NT High Income Fund	74,346	30,580	6,228	(2,156)	105,523	10,746	(106)	6,086
Short Duration Inflation Protection Bond Fund	19,083	906	10,365	(58)	12,132	1,187	(21)	245
NT Emerging Markets Fund	74,522	14,663	16,282	(4,557)	74,196	5,945	2,509	9,066
NT Global Real Estate Fund	46,291	2,720	6,444	1,413	48,957	4,950	(79)	1,981
NT International Growth Fund	152,677	10,861	28,552	11,272	160,571	12,643	4,047	7,574
NT International Small-Mid Cap Fund	27,365	2,368	6,510	2,377	27,955	2,099	1,241	2,133
NT International Value Fund	109,945	10,835	17,003	(502)	113,810	11,246	639	4,331
Emerging Markets Debt Fund	—	64,414	1,642	(2,693)	60,079	6,038	(41)	1,880
Global Bond Fund	117,928	51,165	9,297	(1,498)	172,252	16,887	(224)	3,879
International Bond Fund	24,768	1,684	15,147	(439)	13,992	1,076	403	48
U.S. Government Money Market Fund	122,261	6,875	8,640	—	134,898	134,898	—	1,898
	$2,457,886	$420,711	$501,523	$59,453	$2,697,576	345,817	$29,809	$164,521

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice 2040 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$55,309	$2,636	$9,748	$7,671	$63,007	3,596	$971	$1,962
NT Disciplined Growth Fund	52,230	3,018	10,161	7,483	58,781	4,367	1,865	2,428
NT Equity Growth Fund	165,397	18,742	38,186	17,116	184,257	12,672	2,891	14,081
NT Growth Fund	158,941	23,229	45,590	18,569	174,636	9,053	6,425	17,382
NT Heritage Fund	91,759	9,694	22,909	8,081	98,589	6,564	2,175	7,316
NT Large Company Value Fund	195,632	36,021	42,052	384	217,223	18,239	(121)	22,801
NT Mid Cap Value Fund	105,928	17,034	21,037	1,835	118,051	8,444	153	12,309
NT Small Company Fund	52,895	11,384	11,033	1,053	61,016	5,907	501	8,212
Inflation-Adjusted Bond Fund	87,164	6,629	56,624	1,061	51,895	4,572	(1,566)	1,499
NT Diversified Bond Fund	232,263	54,919	50,961	(9,416)	262,641	25,303	(1,076)	7,824
NT High Income Fund	43,041	22,193	4,774	(1,319)	65,822	6,703	(86)	3,742
NT Emerging Markets Fund	62,111	13,962	14,334	(3,924)	63,968	5,126	2,518	7,541
NT Global Real Estate Fund	36,309	2,856	5,682	1,196	39,687	4,013	(109)	1,603
NT International Growth Fund	112,864	9,231	21,695	9,787	123,853	9,752	2,221	5,792
NT International Small-Mid Cap Fund	24,285	2,331	5,992	2,332	25,707	1,930	1,069	1,959
NT International Value Fund	82,926	12,396	15,069	(146)	90,393	8,932	430	3,406
Emerging Markets Debt Fund	—	42,165	1,653	(1,735)	38,776	3,897	(44)	1,222
Global Bond Fund	72,281	30,790	8,488	(758)	104,874	10,282	(221)	2,383
U.S. Government Money Market Fund	62,715	12,219	4,384	—	80,412	80,412	—	1,082
	$1,694,050	$331,449	$390,372	$59,270	$1,923,588	229,764	$17,996	$124,544

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice 2045 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$66,194	$3,266	$13,630	$8,180	$70,410	4,019	$1,500	$2,256
NT Disciplined Growth Fund	56,294	3,302	11,179	7,378	60,820	4,519	1,950	2,554
NT Equity Growth Fund	180,496	18,812	38,935	17,391	195,046	13,414	2,860	15,012
NT Growth Fund	179,373	25,367	50,814	18,755	189,123	9,804	7,351	19,075
NT Heritage Fund	110,087	12,105	27,754	8,790	113,906	7,584	2,619	8,442
NT Large Company Value Fund	222,127	39,744	47,620	(44)	237,214	19,917	(453)	25,209
NT Mid Cap Value Fund	120,536	18,294	23,386	1,636	129,054	9,231	96	13,471
NT Small Company Fund	52,233	11,440	11,131	758	58,264	5,640	438	7,905
NT Emerging Markets Fund	82,153	19,348	21,476	(5,451)	80,781	6,473	3,079	9,798
NT Global Real Estate Fund	42,058	2,930	6,391	1,250	44,165	4,466	(156)	1,810
NT International Growth Fund	120,327	10,578	23,012	9,398	128,282	10,101	2,412	6,097
NT International Small-Mid Cap Fund	30,632	2,998	7,312	2,739	31,637	2,375	1,203	2,450
NT International Value Fund	89,246	13,416	16,479	(471)	94,013	9,290	282	3,569
Inflation-Adjusted Bond Fund	75,970	4,532	46,981	919	43,065	3,794	(1,338)	1,248
NT Diversified Bond Fund	203,324	42,561	41,782	(7,933)	218,898	21,088	(867)	6,580
NT High Income Fund	38,020	18,062	4,725	(1,108)	54,566	5,557	(91)	3,150
Emerging Markets Debt Fund	—	35,573	1,958	(1,440)	32,175	3,234	(48)	1,019
Global Bond Fund	68,664	19,042	8,169	(593)	86,526	8,483	(195)	1,999
U.S. Government Money Market Fund	21,552	8,750	1,037	—	31,934	31,934	—	407
	$1,759,286	$310,120	$403,771	$60,154	$1,899,879	180,923	$20,642	$132,051

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice 2050 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$46,812	$4,338	$7,487	$6,885	$56,551	3,228	$462	$1,720
NT Disciplined Growth Fund	34,689	2,937	6,202	5,502	41,034	3,048	643	1,661
NT Equity Growth Fund	106,968	16,731	22,032	12,119	127,349	8,758	792	9,350
NT Growth Fund	111,528	22,834	33,749	14,685	128,831	6,679	2,688	12,541
NT Heritage Fund	68,655	10,719	14,479	7,105	80,861	5,384	617	5,642
NT Large Company Value Fund	140,284	36,715	32,466	427	164,027	13,772	(480)	16,711
NT Mid Cap Value Fund	72,378	16,487	12,110	1,371	87,705	6,274	(77)	8,614
NT Small Company Fund	33,458	10,016	9,824	675	38,558	3,733	120	5,349
NT Emerging Markets Fund	57,929	19,948	16,588	(3,623)	63,406	5,081	1,832	7,144
NT Global Real Estate Fund	27,504	4,077	4,782	883	31,407	3,176	(105)	1,244
NT International Growth Fund	70,583	13,343	15,755	6,864	83,648	6,586	475	3,805
NT International Small-Mid Cap Fund	21,356	2,674	5,008	2,330	23,761	1,784	573	1,805
NT International Value Fund	54,870	13,596	11,536	(272)	63,482	6,273	106	2,313
Inflation-Adjusted Bond Fund	38,946	3,970	25,903	374	23,008	2,027	(596)	659
NT Diversified Bond Fund	101,134	33,788	26,956	(4,076)	118,336	11,400	(548)	3,442
NT High Income Fund	19,485	10,672	3,228	(583)	29,137	2,967	(51)	1,661
Emerging Markets Debt Fund	—	19,240	1,321	(760)	17,159	1,724	(27)	540
Global Bond Fund	36,920	10,715	5,949	(253)	46,614	4,570	(109)	1,039
	$1,043,499	$252,800	$255,375	$49,653	$1,224,874	96,464	$6,315	$85,240

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice 2055 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$23,190	$4,069	$2,972	$3,840	$31,171	1,779	$4	$917
NT Disciplined Growth Fund	17,721	2,823	2,677	3,327	23,354	1,735	26	916
NT Equity Growth Fund	54,281	11,929	8,508	6,934	71,678	4,930	9	5,056
NT Growth Fund	55,847	15,986	14,371	8,861	73,266	3,798	487	6,698
NT Heritage Fund	34,376	8,275	6,508	3,968	44,599	2,969	112	2,960
NT Large Company Value Fund	72,385	27,548	15,272	771	95,550	8,023	(841)	9,236
NT Mid Cap Value Fund	34,923	11,473	5,155	853	46,781	3,346	(199)	4,357
NT Small Company Fund	19,194	7,809	4,597	641	25,526	2,471	(124)	3,256
NT Emerging Markets Fund	32,441	17,691	8,967	(1,766)	42,791	3,429	202	4,508
NT Global Real Estate Fund	15,016	4,807	3,100	553	19,343	1,956	(96)	722
NT International Growth Fund	32,801	10,480	6,910	3,567	43,980	3,463	25	1,890
NT International Small-Mid Cap Fund	12,279	2,871	2,813	1,663	15,409	1,157	80	1,116
NT International Value Fund	28,227	10,762	5,215	(69)	37,253	3,681	(92)	1,270
Inflation-Adjusted Bond Fund	16,828	3,440	11,337	12	11,440	1,008	(130)	316
NT Diversified Bond Fund	43,040	21,510	11,280	(1,857)	57,772	5,566	(304)	1,608
NT High Income Fund	8,400	6,503	1,550	(264)	14,331	1,459	(33)	773
Emerging Markets Debt Fund	—	9,630	732	(354)	8,544	859	(18)	259
Global Bond Fund	16,477	7,240	3,005	(101)	22,980	2,253	(68)	484
	$517,426	$184,846	$114,969	$30,579	$685,768	53,882	$(960)	$46,342

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice 2060 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$1,695	$1,865	$229	$368	$4,098	234	$(1)	$92
NT Disciplined Growth Fund	1,316	1,386	182	328	3,148	234	—	88
NT Equity Growth Fund	4,052	4,656	595	719	9,783	673	(3)	474
NT Growth Fund	4,132	4,711	782	977	9,977	517	—	616
NT Heritage Fund	2,542	2,971	424	418	6,106	407	(2)	280
NT Large Company Value Fund	5,385	7,208	855	152	13,219	1,110	(18)	873
NT Mid Cap Value Fund	2,544	3,321	364	108	6,235	446	(6)	403
NT Small Company Fund	1,503	1,995	307	92	3,635	352	(12)	312
NT Emerging Markets Fund	2,475	3,776	525	(324)	5,897	473	(9)	435
NT Global Real Estate Fund	1,133	1,451	167	60	2,749	278	(3)	69
NT International Growth Fund	2,276	2,661	271	306	5,470	431	(3)	169
NT International Small-Mid Cap Fund	943	1,082	112	153	2,270	170	—	119
NT International Value Fund	2,089	2,848	281	(48)	5,081	502	(7)	119
Inflation-Adjusted Bond Fund	1,130	964	996	(11)	1,378	121	(7)	33
NT Diversified Bond Fund	2,834	4,583	1,061	(174)	6,904	665	(28)	150
NT High Income Fund	564	1,201	153	(23)	1,734	177	(2)	74
Emerging Markets Debt Fund	—	1,134	59	(35)	1,040	105	(1)	26
Global Bond Fund	1,130	1,679	331	(9)	2,754	270	(7)	41
	$37,743	$49,492	$7,694	$3,057	$91,478	7,165	$(109)	$4,373

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2018	$13.17	0.25	0.47	0.72	(0.25)	(0.17)	(0.42)	$13.47	5.50%	0.75%	0.77%	1.92%	1.90%	13%	$786,876
2017	$12.73	0.18	0.64	0.82	(0.17)	(0.21)	(0.38)	$13.17	6.64%	0.20%	0.20%	1.38%	1.38%	12%	$848,180
2016	$12.62	0.21	0.12	0.33	(0.21)	(0.01)	(0.22)	$12.73	2.76%	0.20%	0.20%	1.73%	1.73%	14%	$837,622
2015	$13.02	0.20	0.27	0.47	(0.29)	(0.58)	(0.87)	$12.62	3.66%	0.20%	0.20%	1.59%	1.59%	17%	$822,618
2014	$12.41	0.27	0.73	1.00	(0.27)	(0.12)	(0.39)	$13.02	8.19%	0.20%	0.20%	2.09%	2.09%	16%	$255,133
I Class
2018	$13.17	0.28	0.46	0.74	(0.27)	(0.17)	(0.44)	$13.47	5.71%	0.55%	0.59%	2.12%	2.08%	13%	$350,798
2017	$12.73	0.20	0.65	0.85	(0.20)	(0.21)	(0.41)	$13.17	6.85%	0.00%(4)	0.00%(4)	1.58%	1.58%	12%	$481,066
2016	$12.62	0.23	0.13	0.36	(0.24)	(0.01)	(0.25)	$12.73	2.97%	0.00%(4)	0.00%(4)	1.93%	1.93%	14%	$510,188
2015	$13.03	0.22	0.27	0.49	(0.32)	(0.58)	(0.90)	$12.62	3.79%	0.00%(4)	0.00%(4)	1.79%	1.79%	17%	$485,416
2014	$12.42	0.29	0.73	1.02	(0.29)	(0.12)	(0.41)	$13.03	8.40%	0.00%(4)	0.00%(4)	2.29%	2.29%	16%	$130,406
A Class
2018	$13.17	0.22	0.46	0.68	(0.21)	(0.17)	(0.38)	$13.47	5.23%	1.00%	1.02%	1.67%	1.65%	13%	$227,693
2017	$12.73	0.15	0.64	0.79	(0.14)	(0.21)	(0.35)	$13.17	6.37%	0.45%	0.45%	1.13%	1.13%	12%	$295,489
2016	$12.62	0.18	0.12	0.30	(0.18)	(0.01)	(0.19)	$12.73	2.50%	0.45%	0.45%	1.48%	1.48%	14%	$361,052
2015	$13.02	0.17	0.27	0.44	(0.26)	(0.58)	(0.84)	$12.62	3.39%	0.45%	0.45%	1.34%	1.34%	17%	$428,050
2014	$12.41	0.24	0.73	0.97	(0.24)	(0.12)	(0.36)	$13.02	7.92%	0.45%	0.45%	1.84%	1.84%	16%	$139,911

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018	$13.13	0.12	0.47	0.59	(0.12)	(0.17)	(0.29)	$13.43	4.48%	1.75%	1.77%	0.92%	0.90%	13%	$5,769
2017	$12.70	0.05	0.64	0.69	(0.05)	(0.21)	(0.26)	$13.13	5.56%	1.20%	1.20%	0.38%	0.38%	12%	$8,431
2016	$12.59	0.08	0.14	0.22	(0.10)	(0.01)	(0.11)	$12.70	1.78%	1.20%	1.20%	0.73%	0.73%	14%	$9,705
2015	$13.00	0.07	0.27	0.34	(0.17)	(0.58)	(0.75)	$12.59	2.59%	1.20%	1.20%	0.59%	0.59%	17%	$7,721
2014	$12.41	0.14	0.73	0.87	(0.16)	(0.12)	(0.28)	$13.00	7.13%	1.20%	1.20%	1.09%	1.09%	16%	$2,574
R Class
2018	$13.15	0.19	0.46	0.65	(0.18)	(0.17)	(0.35)	$13.45	4.98%	1.25%	1.27%	1.42%	1.40%	13%	$155,850
2017	$12.71	0.11	0.65	0.76	(0.11)	(0.21)	(0.32)	$13.15	6.11%	0.70%	0.70%	0.88%	0.88%	12%	$181,722
2016	$12.60	0.15	0.12	0.27	(0.15)	(0.01)	(0.16)	$12.71	2.25%	0.70%	0.70%	1.23%	1.23%	14%	$201,425
2015	$13.00	0.16	0.25	0.41	(0.23)	(0.58)	(0.81)	$12.60	3.13%	0.70%	0.70%	1.09%	1.09%	17%	$244,718
2014	$12.40	0.20	0.72	0.92	(0.20)	(0.12)	(0.32)	$13.00	7.57%	0.70%	0.70%	1.59%	1.59%	16%	$100,946
R6 Class
2018(5)	$11.10	0.21	0.20	0.41	(0.25)	(0.01)	(0.26)	$11.25	3.70%	0.39%(6)	0.51%(6)	2.49%(6)	2.37%(6)	13%(3)	$236,569

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

(4)	Ratio was less than 0.005%.

(5)	October 23, 2017 (commencement of sale) through July 31, 2018.

(6)	Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2020 Portfolio
Investor Class
2018	$12.42	0.24	0.47	0.71	(0.22)	(0.15)	(0.37)	$12.76	5.86%	0.75%	0.77%	1.93%	1.91%	15%	$643,714
2017	$11.98	0.17	0.66	0.83	(0.16)	(0.23)	(0.39)	$12.42	7.13%	0.20%	0.20%	1.40%	1.40%	17%	$721,277
2016	$12.30	0.20	0.09	0.29	(0.20)	(0.41)	(0.61)	$11.98	2.60%	0.20%	0.20%	1.75%	1.75%	12%	$679,473
2015	$12.26	0.26	0.24	0.50	(0.27)	(0.19)	(0.46)	$12.30	4.14%	0.20%	0.20%	2.08%	2.08%	19%	$611,536
2014	$11.56	0.26	0.77	1.03	(0.24)	(0.09)	(0.33)	$12.26	8.99%	0.20%	0.20%	2.16%	2.16%	10%	$549,087
I Class
2018	$12.43	0.27	0.47	0.74	(0.25)	(0.15)	(0.40)	$12.77	6.07%	0.55%	0.60%	2.13%	2.08%	15%	$644,463
2017	$11.99	0.19	0.66	0.85	(0.18)	(0.23)	(0.41)	$12.43	7.34%	0.00%(4)	0.00%(4)	1.60%	1.60%	17%	$758,431
2016	$12.31	0.22	0.09	0.31	(0.22)	(0.41)	(0.63)	$11.99	2.80%	0.00%(4)	0.00%(4)	1.95%	1.95%	12%	$733,520
2015	$12.27	0.26	0.27	0.53	(0.30)	(0.19)	(0.49)	$12.31	4.35%	0.00%(4)	0.00%(4)	2.28%	2.28%	19%	$579,653
2014	$11.57	0.28	0.77	1.05	(0.26)	(0.09)	(0.35)	$12.27	9.20%	0.00%(4)	0.00%(4)	2.36%	2.36%	10%	$310,325
A Class
2018	$12.40	0.21	0.46	0.67	(0.19)	(0.15)	(0.34)	$12.73	5.52%	1.00%	1.02%	1.68%	1.66%	15%	$278,913
2017	$11.96	0.14	0.66	0.80	(0.13)	(0.23)	(0.36)	$12.40	6.87%	0.45%	0.45%	1.15%	1.15%	17%	$349,172
2016	$12.28	0.18	0.08	0.26	(0.17)	(0.41)	(0.58)	$11.96	2.33%	0.45%	0.45%	1.50%	1.50%	12%	$342,985
2015	$12.23	0.23	0.25	0.48	(0.24)	(0.19)	(0.43)	$12.28	3.97%	0.45%	0.45%	1.83%	1.83%	19%	$357,730
2014	$11.54	0.23	0.76	0.99	(0.21)	(0.09)	(0.30)	$12.23	8.64%	0.45%	0.45%	1.91%	1.91%	10%	$334,141

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018	$12.39	0.11	0.47	0.58	(0.11)	(0.15)	(0.26)	$12.71	4.71%	1.75%	1.77%	0.93%	0.91%	15%	$6,774
2017	$11.95	0.05	0.66	0.71	(0.04)	(0.23)	(0.27)	$12.39	6.06%	1.20%	1.20%	0.40%	0.40%	17%	$8,055
2016	$12.26	0.09	0.09	0.18	(0.08)	(0.41)	(0.49)	$11.95	1.63%	1.20%	1.20%	0.75%	0.75%	12%	$7,968
2015	$12.22	0.14	0.23	0.37	(0.14)	(0.19)	(0.33)	$12.26	3.09%	1.20%	1.20%	1.08%	1.08%	19%	$11,578
2014	$11.52	0.14	0.77	0.91	(0.12)	(0.09)	(0.21)	$12.22	7.91%	1.20%	1.20%	1.16%	1.16%	10%	$10,743
R Class
2018	$12.38	0.18	0.47	0.65	(0.16)	(0.15)	(0.31)	$12.72	5.34%	1.25%	1.27%	1.43%	1.41%	15%	$147,873
2017	$11.95	0.11	0.65	0.76	(0.10)	(0.23)	(0.33)	$12.38	6.52%	0.70%	0.70%	0.90%	0.90%	17%	$167,431
2016	$12.26	0.15	0.09	0.24	(0.14)	(0.41)	(0.55)	$11.95	2.16%	0.70%	0.70%	1.25%	1.25%	12%	$156,330
2015	$12.22	0.20	0.24	0.44	(0.21)	(0.19)	(0.40)	$12.26	3.62%	0.70%	0.70%	1.58%	1.58%	19%	$167,576
2014	$11.53	0.20	0.76	0.96	(0.18)	(0.09)	(0.27)	$12.22	8.37%	0.70%	0.70%	1.66%	1.66%	10%	$140,753
R6 Class
2018(5)	$11.44	0.23	0.21	0.44	(0.14)	(0.01)	(0.15)	$11.73	3.85%	0.39%(6)	0.52%(6)	2.53%(6)	2.40%(6)	15%(3)	$309,661

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

(4)	Ratio was less than 0.005%.

(5)	October 23, 2017 (commencement of sale) through July 31, 2018.

(6)	Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2018	$14.71	0.29	0.63	0.92	(0.26)	(0.22)	(0.48)	$15.15	6.36%	0.77%	0.81%	1.95%	1.91%	14%	$1,181,392
2017	$14.08	0.20	0.89	1.09	(0.18)	(0.28)	(0.46)	$14.71	7.95%	0.20%	0.20%	1.43%	1.43%	16%	$1,245,328
2016	$14.62	0.25	0.08	0.33	(0.24)	(0.63)	(0.87)	$14.08	2.55%	0.20%	0.20%	1.81%	1.81%	11%	$1,147,291
2015	$14.57	0.31	0.36	0.67	(0.33)	(0.29)	(0.62)	$14.62	4.62%	0.20%	0.20%	2.10%	2.10%	20%	$1,075,028
2014	$13.71	0.32	0.98	1.30	(0.30)	(0.14)	(0.44)	$14.57	9.61%	0.20%	0.20%	2.23%	2.23%	7%	$992,507
I Class
2018	$14.72	0.32	0.63	0.95	(0.29)	(0.22)	(0.51)	$15.16	6.57%	0.57%	0.62%	2.15%	2.10%	14%	$827,668
2017	$14.09	0.23	0.89	1.12	(0.21)	(0.28)	(0.49)	$14.72	8.16%	0.00%(4)	0.00%(4)	1.63%	1.63%	16%	$963,919
2016	$14.64	0.27	0.08	0.35	(0.27)	(0.63)	(0.90)	$14.09	2.69%	0.00%(4)	0.00%(4)	2.01%	2.01%	11%	$884,534
2015	$14.58	0.32	0.39	0.71	(0.36)	(0.29)	(0.65)	$14.64	4.90%	0.00%(4)	0.00%(4)	2.30%	2.30%	20%	$729,071
2014	$13.72	0.34	0.99	1.33	(0.33)	(0.14)	(0.47)	$14.58	9.83%	0.00%(4)	0.00%(4)	2.43%	2.43%	7%	$424,420
A Class
2018	$14.69	0.25	0.63	0.88	(0.22)	(0.22)	(0.44)	$15.13	6.10%	1.02%	1.06%	1.70%	1.66%	14%	$426,902
2017	$14.06	0.17	0.88	1.05	(0.14)	(0.28)	(0.42)	$14.69	7.69%	0.45%	0.45%	1.18%	1.18%	16%	$505,789
2016	$14.60	0.22	0.07	0.29	(0.20)	(0.63)	(0.83)	$14.06	2.28%	0.45%	0.45%	1.56%	1.56%	11%	$528,973
2015	$14.55	0.28	0.35	0.63	(0.29)	(0.29)	(0.58)	$14.60	4.36%	0.45%	0.45%	1.85%	1.85%	20%	$568,434
2014	$13.69	0.29	0.98	1.27	(0.27)	(0.14)	(0.41)	$14.55	9.35%	0.45%	0.45%	1.98%	1.98%	7%	$528,142

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018	$14.67	0.14	0.63	0.77	(0.13)	(0.22)	(0.35)	$15.09	5.29%	1.77%	1.81%	0.95%	0.91%	14%	$5,515
2017	$14.03	0.06	0.90	0.96	(0.04)	(0.28)	(0.32)	$14.67	6.96%	1.20%	1.20%	0.43%	0.43%	16%	$7,111
2016	$14.58	0.11	0.07	0.18	(0.10)	(0.63)	(0.73)	$14.03	1.42%	1.20%	1.20%	0.81%	0.81%	11%	$7,822
2015	$14.52	0.17	0.35	0.52	(0.17)	(0.29)	(0.46)	$14.58	3.64%	1.20%	1.20%	1.10%	1.10%	20%	$7,658
2014	$13.67	0.18	0.97	1.15	(0.16)	(0.14)	(0.30)	$14.52	8.46%	1.20%	1.20%	1.23%	1.23%	7%	$7,147
R Class
2018	$14.67	0.21	0.64	0.85	(0.19)	(0.22)	(0.41)	$15.11	5.84%	1.27%	1.31%	1.45%	1.41%	14%	$211,702
2017	$14.04	0.13	0.89	1.02	(0.11)	(0.28)	(0.39)	$14.67	7.43%	0.70%	0.70%	0.93%	0.93%	16%	$221,592
2016	$14.58	0.18	0.08	0.26	(0.17)	(0.63)	(0.80)	$14.04	2.03%	0.70%	0.70%	1.31%	1.31%	11%	$222,337
2015	$14.52	0.24	0.36	0.60	(0.25)	(0.29)	(0.54)	$14.58	4.17%	0.70%	0.70%	1.60%	1.60%	20%	$239,213
2014	$13.67	0.25	0.97	1.22	(0.23)	(0.14)	(0.37)	$14.52	9.01%	0.70%	0.70%	1.73%	1.73%	7%	$210,067
R6 Class
2018(5)	$11.74	0.23	0.26	0.49	(0.17)	(0.01)	(0.18)	$12.05	4.19%	0.41%(6)	0.53%(6)	2.53%(6)	2.41%(6)	14%(3)	$426,813

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

(4)	Ratio was less than 0.005%.

(5)	October 23, 2017 (commencement of sale) through July 31, 2018.

(6)	Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2018	$12.77	0.25	0.64	0.89	(0.23)	(0.15)	(0.38)	$13.28	7.13%	0.79%	0.84%	1.96%	1.91%	16%	$716,765
2017	$12.10	0.17	0.88	1.05	(0.14)	(0.24)	(0.38)	$12.77	8.97%	0.20%	0.20%	1.43%	1.43%	14%	$764,846
2016	$12.58	0.22	0.01	0.23	(0.21)	(0.50)	(0.71)	$12.10	2.08%	0.20%	0.20%	1.83%	1.83%	10%	$680,943
2015	$12.44	0.26	0.41	0.67	(0.27)	(0.26)	(0.53)	$12.58	5.43%	0.20%	0.20%	2.04%	2.04%	20%	$590,896
2014	$11.62	0.27	0.89	1.16	(0.25)	(0.09)	(0.34)	$12.44	10.15%	0.20%	0.20%	2.27%	2.27%	6%	$512,356
I Class
2018	$12.78	0.28	0.63	0.91	(0.26)	(0.15)	(0.41)	$13.28	7.27%	0.59%	0.65%	2.16%	2.10%	16%	$832,861
2017	$12.11	0.20	0.88	1.08	(0.17)	(0.24)	(0.41)	$12.78	9.19%	0.00%(4)	0.00%(4)	1.63%	1.63%	14%	$882,331
2016	$12.59	0.23	0.02	0.25	(0.23)	(0.50)	(0.73)	$12.11	2.29%	0.00%(4)	0.00%(4)	2.03%	2.03%	10%	$763,858
2015	$12.44	0.27	0.44	0.71	(0.30)	(0.26)	(0.56)	$12.59	5.73%	0.00%(4)	0.00%(4)	2.24%	2.24%	20%	$574,390
2014	$11.62	0.30	0.89	1.19	(0.28)	(0.09)	(0.37)	$12.44	10.37%	0.00%(4)	0.00%(4)	2.47%	2.47%	6%	$320,834
A Class
2018	$12.74	0.22	0.63	0.85	(0.20)	(0.15)	(0.35)	$13.24	6.80%	1.04%	1.09%	1.71%	1.66%	16%	$375,401
2017	$12.07	0.15	0.87	1.02	(0.11)	(0.24)	(0.35)	$12.74	8.72%	0.45%	0.45%	1.18%	1.18%	14%	$426,224
2016	$12.55	0.19	0.01	0.20	(0.18)	(0.50)	(0.68)	$12.07	1.82%	0.45%	0.45%	1.58%	1.58%	10%	$378,866
2015	$12.41	0.23	0.41	0.64	(0.24)	(0.26)	(0.50)	$12.55	5.18%	0.45%	0.45%	1.79%	1.79%	20%	$385,874
2014	$11.59	0.24	0.89	1.13	(0.22)	(0.09)	(0.31)	$12.41	9.89%	0.45%	0.45%	2.02%	2.02%	6%	$355,604

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018	$12.73	0.12	0.64	0.76	(0.12)	(0.15)	(0.27)	$13.22	6.06%	1.79%	1.84%	0.96%	0.91%	16%	$4,340
2017	$12.06	0.05	0.88	0.93	(0.02)	(0.24)	(0.26)	$12.73	7.90%	1.20%	1.20%	0.43%	0.43%	14%	$6,204
2016	$12.54	0.10	0.01	0.11	(0.09)	(0.50)	(0.59)	$12.06	1.03%	1.20%	1.20%	0.83%	0.83%	10%	$6,714
2015	$12.39	0.13	0.42	0.55	(0.14)	(0.26)	(0.40)	$12.54	4.46%	1.20%	1.20%	1.04%	1.04%	20%	$5,628
2014	$11.57	0.16	0.88	1.04	(0.13)	(0.09)	(0.22)	$12.39	9.07%	1.20%	1.20%	1.27%	1.27%	6%	$4,449
R Class
2018	$12.73	0.19	0.63	0.82	(0.17)	(0.15)	(0.32)	$13.23	6.54%	1.29%	1.34%	1.46%	1.41%	16%	$218,529
2017	$12.06	0.11	0.88	0.99	(0.08)	(0.24)	(0.32)	$12.73	8.45%	0.70%	0.70%	0.93%	0.93%	14%	$201,655
2016	$12.54	0.16	0.01	0.17	(0.15)	(0.50)	(0.65)	$12.06	1.56%	0.70%	0.70%	1.33%	1.33%	10%	$170,983
2015	$12.39	0.20	0.42	0.62	(0.21)	(0.26)	(0.47)	$12.54	4.99%	0.70%	0.70%	1.54%	1.54%	20%	$173,221
2014	$11.58	0.22	0.87	1.09	(0.19)	(0.09)	(0.28)	$12.39	9.53%	0.70%	0.70%	1.77%	1.77%	6%	$134,751
R6 Class
2018(5)	$11.90	0.24	0.31	0.55	(0.16)	(0.01)	(0.17)	$12.28	4.59%	0.43%(6)	0.56%(6)	2.55%(6)	2.42%(6)	16%(3)	$408,745

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

(4)	Ratio was less than 0.005%.

(5)	October 23, 2017 (commencement of sale) through July 31, 2018.

(6)	Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2018	$15.90	0.31	0.95	1.26	(0.29)	(0.23)	(0.52)	$16.64	8.05%	0.82%	0.86%	1.92%	1.88%	16%	$978,920
2017	$14.97	0.21	1.24	1.45	(0.18)	(0.34)	(0.52)	$15.90	9.98%	0.20%	0.20%	1.42%	1.42%	17%	$975,822
2016	$15.83	0.27	(0.07)(4)	0.20	(0.27)	(0.79)	(1.06)	$14.97	1.57%	0.20%	0.20%	1.86%	1.86%	8%	$905,126
2015	$15.60	0.33	0.62	0.95	(0.34)	(0.38)	(0.72)	$15.83	6.25%	0.20%	0.20%	2.03%	2.03%	23%	$839,655
2014	$14.52	0.35	1.22	1.57	(0.34)	(0.15)	(0.49)	$15.60	10.91%	0.20%	0.20%	2.32%	2.32%	5%	$755,938
I Class
2018	$15.93	0.35	0.93	1.28	(0.32)	(0.23)	(0.55)	$16.66	8.19%	0.62%	0.67%	2.12%	2.07%	16%	$741,317
2017	$15.00	0.25	1.23	1.48	(0.21)	(0.34)	(0.55)	$15.93	10.18%	0.00%(5)	0.00%(5)	1.62%	1.62%	17%	$815,036
2016	$15.86	0.29	(0.06)(4)	0.23	(0.30)	(0.79)	(1.09)	$15.00	1.79%	0.00%(5)	0.00%(5)	2.06%	2.06%	8%	$726,622
2015	$15.62	0.33	0.67	1.00	(0.38)	(0.38)	(0.76)	$15.86	6.52%	0.00%(5)	0.00%(5)	2.23%	2.23%	23%	$556,384
2014	$14.55	0.38	1.21	1.59	(0.37)	(0.15)	(0.52)	$15.62	11.04%	0.00%(5)	0.00%(5)	2.52%	2.52%	5%	$323,043
A Class
2018	$15.88	0.27	0.94	1.21	(0.25)	(0.23)	(0.48)	$16.61	7.72%	1.07%	1.11%	1.67%	1.63%	16%	$392,230
2017	$14.95	0.18	1.23	1.41	(0.14)	(0.34)	(0.48)	$15.88	9.71%	0.45%	0.45%	1.17%	1.17%	17%	$444,917
2016	$15.81	0.24	(0.08)(4)	0.16	(0.23)	(0.79)	(1.02)	$14.95	1.31%	0.45%	0.45%	1.61%	1.61%	8%	$438,398
2015	$15.58	0.29	0.62	0.91	(0.30)	(0.38)	(0.68)	$15.81	5.98%	0.45%	0.45%	1.78%	1.78%	23%	$460,605
2014	$14.51	0.32	1.20	1.52	(0.30)	(0.15)	(0.45)	$15.58	10.57%	0.45%	0.45%	2.07%	2.07%	5%	$425,198

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018	$15.84	0.15	0.93	1.08	(0.15)	(0.23)	(0.38)	$16.54	6.93%	1.82%	1.86%	0.92%	0.88%	16%	$3,788
2017	$14.92	0.06	1.23	1.29	(0.03)	(0.34)	(0.37)	$15.84	8.83%	1.20%	1.20%	0.42%	0.42%	17%	$5,637
2016	$15.77	0.13	(0.08)(4)	0.05	(0.11)	(0.79)	(0.90)	$14.92	0.59%	1.20%	1.20%	0.86%	0.86%	8%	$6,533
2015	$15.53	0.16	0.64	0.80	(0.18)	(0.38)	(0.56)	$15.77	5.25%	1.20%	1.20%	1.03%	1.03%	23%	$6,587
2014	$14.46	0.19	1.21	1.40	(0.18)	(0.15)	(0.33)	$15.53	9.76%	1.20%	1.20%	1.32%	1.32%	5%	$4,586
R Class
2018	$15.86	0.22	0.96	1.18	(0.21)	(0.23)	(0.44)	$16.60	7.52%	1.32%	1.36%	1.42%	1.38%	16%	$221,761
2017	$14.94	0.14	1.23	1.37	(0.11)	(0.34)	(0.45)	$15.86	9.37%	0.70%	0.70%	0.92%	0.92%	17%	$216,452
2016	$15.79	0.20	(0.07)(4)	0.13	(0.19)	(0.79)	(0.98)	$14.94	1.11%	0.70%	0.70%	1.36%	1.36%	8%	$206,155
2015	$15.56	0.25	0.62	0.87	(0.26)	(0.38)	(0.64)	$15.79	5.71%	0.70%	0.70%	1.53%	1.53%	23%	$206,773
2014	$14.49	0.27	1.21	1.48	(0.26)	(0.15)	(0.41)	$15.56	10.30%	0.70%	0.70%	1.82%	1.82%	5%	$182,137
R6 Class
2018(6)	$12.12	0.24	0.38	0.62	(0.20)	—(7)	(0.20)	$12.54	5.17%	0.46%(8)	0.58%(8)	2.48%(8)	2.36%(8)	16%(3)	$359,623

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

(4)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(5)	Ratio was less than 0.005%.

(6)	October 23, 2017 (commencement of sale) through July 31, 2018.

(7)	Per share amount was less than $0.005.

(8)	Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2018	$13.36	0.26	0.92	1.18	(0.25)	(0.19)	(0.44)	$14.10	8.98%	0.84%	0.88%	1.89%	1.85%	17%	$555,108
2017	$12.48	0.17	1.16	1.33	(0.15)	(0.30)	(0.45)	$13.36	10.95%	0.20%	0.20%	1.39%	1.39%	17%	$574,159
2016	$13.14	0.23	(0.09)(4)	0.14	(0.22)	(0.58)	(0.80)	$12.48	1.34%	0.20%	0.20%	1.86%	1.86%	8%	$546,509
2015	$12.86	0.28	0.59	0.87	(0.29)	(0.30)	(0.59)	$13.14	6.84%	0.20%	0.20%	2.06%	2.06%	20%	$472,335
2014	$11.87	0.30	1.07	1.37	(0.28)	(0.10)	(0.38)	$12.86	11.63%	0.20%	0.20%	2.38%	2.38%	4%	$392,199
I Class
2018	$13.37	0.29	0.92	1.21	(0.28)	(0.19)	(0.47)	$14.11	9.19%	0.64%	0.69%	2.09%	2.04%	17%	$587,460
2017	$12.49	0.20	1.15	1.35	(0.17)	(0.30)	(0.47)	$13.37	11.17%	0.00%(5)	0.00%(5)	1.59%	1.59%	17%	$656,227
2016	$13.15	0.24	(0.07)(4)	0.17	(0.25)	(0.58)	(0.83)	$12.49	1.55%	0.00%(5)	0.00%(5)	2.06%	2.06%	8%	$585,381
2015	$12.87	0.28	0.61	0.89	(0.31)	(0.30)	(0.61)	$13.15	7.05%	0.00%(5)	0.00%(5)	2.26%	2.26%	20%	$437,728
2014	$11.88	0.32	1.07	1.39	(0.30)	(0.10)	(0.40)	$12.87	11.84%	0.00%(5)	0.00%(5)	2.58%	2.58%	4%	$243,924
A Class
2018	$13.34	0.22	0.92	1.14	(0.22)	(0.19)	(0.41)	$14.07	8.64%	1.09%	1.13%	1.64%	1.60%	17%	$276,474
2017	$12.46	0.15	1.15	1.30	(0.12)	(0.30)	(0.42)	$13.34	10.68%	0.45%	0.45%	1.14%	1.14%	17%	$305,544
2016	$13.12	0.20	(0.09)(4)	0.11	(0.19)	(0.58)	(0.77)	$12.46	1.08%	0.45%	0.45%	1.61%	1.61%	8%	$266,244
2015	$12.84	0.24	0.59	0.83	(0.25)	(0.30)	(0.55)	$13.12	6.57%	0.45%	0.45%	1.81%	1.81%	20%	$267,038
2014	$11.85	0.26	1.07	1.33	(0.24)	(0.10)	(0.34)	$12.84	11.36%	0.45%	0.45%	2.13%	2.13%	4%	$230,764

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018	$13.30	0.12	0.92	1.04	(0.14)	(0.19)	(0.33)	$14.01	7.91%	1.84%	1.88%	0.89%	0.85%	17%	$2,114
2017	$12.42	0.05	1.15	1.20	(0.02)	(0.30)	(0.32)	$13.30	9.87%	1.20%	1.20%	0.39%	0.39%	17%	$3,924
2016	$13.08	0.10	(0.09)(4)	0.01	(0.09)	(0.58)	(0.67)	$12.42	0.29%	1.20%	1.20%	0.86%	0.86%	8%	$3,529
2015	$12.80	0.15	0.58	0.73	(0.15)	(0.30)	(0.45)	$13.08	5.77%	1.20%	1.20%	1.06%	1.06%	20%	$3,158
2014	$11.82	0.17	1.06	1.23	(0.15)	(0.10)	(0.25)	$12.80	10.46%	1.20%	1.20%	1.38%	1.38%	4%	$2,939
R Class
2018	$13.31	0.19	0.92	1.11	(0.18)	(0.19)	(0.37)	$14.05	8.46%	1.34%	1.38%	1.39%	1.35%	17%	$174,883
2017	$12.44	0.11	1.14	1.25	(0.08)	(0.30)	(0.38)	$13.31	10.33%	0.70%	0.70%	0.89%	0.89%	17%	$154,192
2016	$13.10	0.17	(0.09)(4)	0.08	(0.16)	(0.58)	(0.74)	$12.44	0.82%	0.70%	0.70%	1.36%	1.36%	8%	$128,486
2015	$12.82	0.21	0.59	0.80	(0.22)	(0.30)	(0.52)	$13.10	6.31%	0.70%	0.70%	1.56%	1.56%	20%	$122,661
2014	$11.83	0.23	1.07	1.30	(0.21)	(0.10)	(0.31)	$12.82	11.10%	0.70%	0.70%	1.88%	1.88%	4%	$94,677
R6 Class
2018(6)	$12.31	0.24	0.47	0.71	(0.18)	(0.01)	(0.19)	$12.83	5.78%	0.48%(7)	0.60%(7)	2.44%(7)	2.32%(7)	17%(3)	$327,587

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

(4)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(5)	Ratio was less than 0.005%.

(6)	October 23, 2017 (commencement of sale) through July 31, 2018.

(7)	Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2018	$16.72	0.31	1.29	1.60	(0.30)	(0.27)	(0.57)	$17.75	9.79%	0.87%	0.91%	1.86%	1.82%	16%	$681,532
2017	$15.53	0.21	1.59	1.80	(0.18)	(0.43)	(0.61)	$16.72	12.00%	0.20%	0.20%	1.36%	1.36%	16%	$680,546
2016	$16.57	0.29	(0.15)(4)	0.14	(0.28)	(0.90)	(1.18)	$15.53	1.19%	0.20%	0.20%	1.88%	1.88%	7%	$666,583
2015	$16.22	0.35	0.80	1.15	(0.37)	(0.43)	(0.80)	$16.57	7.22%	0.20%	0.20%	2.10%	2.10%	23%	$608,154
2014	$14.92	0.37	1.44	1.81	(0.36)	(0.15)	(0.51)	$16.22	12.34%	0.20%	0.20%	2.38%	2.38%	4%	$523,828
I Class
2018	$16.75	0.37	1.27	1.64	(0.34)	(0.27)	(0.61)	$17.78	9.99%	0.67%	0.72%	2.06%	2.01%	16%	$504,900
2017	$15.56	0.25	1.59	1.84	(0.22)	(0.43)	(0.65)	$16.75	12.21%	0.00%(5)	0.00%(5)	1.56%	1.56%	16%	$623,736
2016	$16.60	0.31	(0.14)(4)	0.17	(0.31)	(0.90)	(1.21)	$15.56	1.40%	0.00%(5)	0.00%(5)	2.08%	2.08%	7%	$563,161
2015	$16.24	0.36	0.84	1.20	(0.41)	(0.43)	(0.84)	$16.60	7.50%	0.00%(5)	0.00%(5)	2.30%	2.30%	23%	$437,726
2014	$14.94	0.40	1.44	1.84	(0.39)	(0.15)	(0.54)	$16.24	12.55%	0.00%(5)	0.00%(5)	2.58%	2.58%	4%	$281,772
A Class
2018	$16.69	0.27	1.29	1.56	(0.26)	(0.27)	(0.53)	$17.72	9.53%	1.12%	1.16%	1.61%	1.57%	16%	$277,088
2017	$15.51	0.18	1.57	1.75	(0.14)	(0.43)	(0.57)	$16.69	11.67%	0.45%	0.45%	1.11%	1.11%	16%	$304,749
2016	$16.54	0.25	(0.14)(4)	0.11	(0.24)	(0.90)	(1.14)	$15.51	0.98%	0.45%	0.45%	1.63%	1.63%	7%	$288,989
2015	$16.19	0.31	0.80	1.11	(0.33)	(0.43)	(0.76)	$16.54	6.96%	0.45%	0.45%	1.85%	1.85%	23%	$306,435
2014	$14.89	0.34	1.43	1.77	(0.32)	(0.15)	(0.47)	$16.19	12.08%	0.45%	0.45%	2.13%	2.13%	4%	$283,598

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018	$16.66	0.14	1.29	1.43	(0.18)	(0.27)	(0.45)	$17.64	8.71%	1.87%	1.91%	0.86%	0.82%	16%	$2,834
2017	$15.48	0.06	1.58	1.64	(0.03)	(0.43)	(0.46)	$16.66	10.84%	1.20%	1.20%	0.36%	0.36%	16%	$3,312
2016	$16.51	0.14	(0.15)(4)	(0.01)	(0.12)	(0.90)	(1.02)	$15.48	0.19%	1.20%	1.20%	0.88%	0.88%	7%	$2,944
2015	$16.15	0.16	0.83	0.99	(0.20)	(0.43)	(0.63)	$16.51	6.21%	1.20%	1.20%	1.10%	1.10%	23%	$2,459
2014	$14.86	0.20	1.44	1.64	(0.20)	(0.15)	(0.35)	$16.15	11.18%	1.20%	1.20%	1.38%	1.38%	4%	$1,993
R Class
2018	$16.68	0.22	1.29	1.51	(0.22)	(0.27)	(0.49)	$17.70	9.19%	1.37%	1.41%	1.36%	1.32%	16%	$164,049
2017	$15.49	0.14	1.59	1.73	(0.11)	(0.43)	(0.54)	$16.68	11.46%	0.70%	0.70%	0.86%	0.86%	16%	$146,963
2016	$16.53	0.21	(0.15)(4)	0.06	(0.20)	(0.90)	(1.10)	$15.49	0.66%	0.70%	0.70%	1.38%	1.38%	7%	$136,567
2015	$16.17	0.27	0.81	1.08	(0.29)	(0.43)	(0.72)	$16.53	6.75%	0.70%	0.70%	1.60%	1.60%	23%	$130,537
2014	$14.88	0.30	1.42	1.72	(0.28)	(0.15)	(0.43)	$16.17	11.73%	0.70%	0.70%	1.88%	1.88%	4%	$117,392
R6 Class
2018(6)	$12.48	0.23	0.55	0.78	(0.23)	—(7)	(0.23)	$13.03	6.29%	0.51%(8)	0.61%(8)	2.35%(8)	2.25%(8)	16%(3)	$269,683

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

(4)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(5)	Ratio was less than 0.005%.

(6)	October 23, 2017 (commencement of sale) through July 31, 2018.

(7)	Per share amount was less than $0.005.

(8)	Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2018	$13.55	0.25	1.14	1.39	(0.26)	(0.17)	(0.43)	$14.51	10.42%	0.89%	0.94%	1.81%	1.76%	21%	$345,283
2017	$12.49	0.16	1.38	1.54	(0.14)	(0.34)	(0.48)	$13.55	12.69%	0.20%	0.20%	1.32%	1.32%	19%	$352,863
2016	$13.20	0.22	(0.12)(4)	0.10	(0.22)	(0.59)	(0.81)	$12.49	1.09%	0.20%	0.20%	1.85%	1.85%	7%	$332,786
2015	$12.85	0.28	0.66	0.94	(0.29)	(0.30)	(0.59)	$13.20	7.37%	0.20%	0.20%	2.06%	2.06%	21%	$268,548
2014	$11.77	0.29	1.17	1.46	(0.28)	(0.10)	(0.38)	$12.85	12.59%	0.20%	0.20%	2.35%	2.35%	4%	$214,823
I Class
2018	$13.57	0.29	1.13	1.42	(0.29)	(0.17)	(0.46)	$14.53	10.62%	0.69%	0.74%	2.01%	1.96%	21%	$378,253
2017	$12.51	0.20	1.36	1.56	(0.16)	(0.34)	(0.50)	$13.57	12.89%	0.00%(5)	0.00%(5)	1.52%	1.52%	19%	$411,319
2016	$13.22	0.24	(0.12)(4)	0.12	(0.24)	(0.59)	(0.83)	$12.51	1.30%	0.00%(5)	0.00%(5)	2.05%	2.05%	7%	$365,225
2015	$12.87	0.28	0.68	0.96	(0.31)	(0.30)	(0.61)	$13.22	7.58%	0.00%(5)	0.00%(5)	2.26%	2.26%	21%	$257,921
2014	$11.79	0.32	1.17	1.49	(0.31)	(0.10)	(0.41)	$12.87	12.79%	0.00%(5)	0.00%(5)	2.55%	2.55%	4%	$135,635
A Class
2018	$13.53	0.21	1.13	1.34	(0.22)	(0.17)	(0.39)	$14.48	10.08%	1.14%	1.19%	1.56%	1.51%	21%	$173,017
2017	$12.47	0.14	1.36	1.50	(0.10)	(0.34)	(0.44)	$13.53	12.42%	0.45%	0.45%	1.07%	1.07%	19%	$186,777
2016	$13.18	0.20	(0.13)(4)	0.07	(0.19)	(0.59)	(0.78)	$12.47	0.83%	0.45%	0.45%	1.60%	1.60%	7%	$157,110
2015	$12.83	0.24	0.66	0.90	(0.25)	(0.30)	(0.55)	$13.18	7.11%	0.45%	0.45%	1.81%	1.81%	21%	$162,011
2014	$11.75	0.26	1.17	1.43	(0.25)	(0.10)	(0.35)	$12.83	12.32%	0.45%	0.45%	2.10%	2.10%	4%	$131,709

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018	$13.51	0.12	1.12	1.24	(0.15)	(0.17)	(0.32)	$14.43	9.32%	1.89%	1.94%	0.81%	0.76%	21%	$1,556
2017	$12.45	0.05	1.36	1.41	(0.01)	(0.34)	(0.35)	$13.51	11.58%	1.20%	1.20%	0.32%	0.32%	19%	$1,849
2016	$13.15	0.11	(0.13)(4)	(0.02)	(0.09)	(0.59)	(0.68)	$12.45	0.11%	1.20%	1.20%	0.85%	0.85%	7%	$1,939
2015	$12.80	0.15	0.65	0.80	(0.15)	(0.30)	(0.45)	$13.15	6.30%	1.20%	1.20%	1.06%	1.06%	21%	$2,197
2014	$11.73	0.19	1.14	1.33	(0.16)	(0.10)	(0.26)	$12.80	11.40%	1.20%	1.20%	1.35%	1.35%	4%	$1,983
R Class
2018	$13.51	0.18	1.14	1.32	(0.19)	(0.17)	(0.36)	$14.47	9.89%	1.39%	1.44%	1.31%	1.26%	21%	$105,595
2017	$12.46	0.10	1.36	1.46	(0.07)	(0.34)	(0.41)	$13.51	12.06%	0.70%	0.70%	0.82%	0.82%	19%	$90,705
2016	$13.16	0.17	(0.13)(4)	0.04	(0.15)	(0.59)	(0.74)	$12.46	0.64%	0.70%	0.70%	1.35%	1.35%	7%	$71,705
2015	$12.81	0.21	0.66	0.87	(0.22)	(0.30)	(0.52)	$13.16	6.84%	0.70%	0.70%	1.56%	1.56%	21%	$62,763
2014	$11.74	0.23	1.16	1.39	(0.22)	(0.10)	(0.32)	$12.81	11.96%	0.70%	0.70%	1.85%	1.85%	4%	$47,771
R6 Class
2018(6)	$12.59	0.23	0.59	0.82	(0.19)	—(7)	(0.19)	$13.22	6.61%	0.53%(8)	0.63%(8)	2.28%(8)	2.18%(8)	21%(3)	$221,191

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

(4)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(5)	Ratio was less than 0.005%.

(6)	October 23, 2017 (commencement of sale) through July 31, 2018.

(7)	Per share amount was less than $0.005.

(8)	Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2018	$14.44	0.26	1.26	1.52	(0.26)	(0.15)	(0.41)	$15.55	10.61%	0.89%	0.95%	1.79%	1.73%	18%	$178,525
2017	$13.18	0.17	1.52	1.69	(0.15)	(0.28)	(0.43)	$14.44	13.16%	0.21%	0.21%	1.28%	1.28%	11%	$147,753
2016	$13.72	0.22	(0.11)(4)	0.11	(0.22)	(0.43)	(0.65)	$13.18	1.02%	0.20%	0.20%	1.78%	1.78%	6%	$106,441
2015	$13.22	0.27	0.72	0.99	(0.28)	(0.21)	(0.49)	$13.72	7.56%	0.20%	0.20%	1.94%	1.94%	24%	$66,163
2014	$12.02	0.30	1.24	1.54	(0.28)	(0.06)	(0.34)	$13.22	12.87%	0.20%	0.20%	2.22%	2.22%	8%	$33,357
I Class
2018	$14.45	0.31	1.24	1.55	(0.29)	(0.15)	(0.44)	$15.56	10.83%	0.69%	0.75%	1.99%	1.93%	18%	$226,831
2017	$13.19	0.20	1.52	1.72	(0.18)	(0.28)	(0.46)	$14.45	13.38%	0.01%	0.01%	1.48%	1.48%	11%	$231,569
2016	$13.73	0.25	(0.12)(4)	0.13	(0.24)	(0.43)	(0.67)	$13.19	1.23%	0.00%(5)	0.00%(5)	0.98%	0.98%	6%	$162,255
2015	$13.23	0.28	0.74	1.02	(0.31)	(0.21)	(0.52)	$13.73	7.78%	0.00%(5)	0.00%(5)	2.14%	2.14%	24%	$92,653
2014	$12.03	0.28	1.28	1.56	(0.30)	(0.06)	(0.36)	$13.23	13.09%	0.00%(5)	0.00%(5)	2.42%	2.42%	8%	$43,147
A Class
2018	$14.41	0.23	1.25	1.48	(0.22)	(0.15)	(0.37)	$15.52	10.36%	1.14%	1.20%	1.54%	1.48%	18%	$93,154
2017	$13.15	0.14	1.52	1.66	(0.12)	(0.28)	(0.40)	$14.41	12.90%	0.46%	0.46%	1.03%	1.03%	11%	$85,489
2016	$13.69	0.20	(0.13)(4)	0.07	(0.18)	(0.43)	(0.61)	$13.15	0.76%	0.45%	0.45%	1.53%	1.53%	6%	$65,954
2015	$13.19	0.24	0.72	0.96	(0.25)	(0.21)	(0.46)	$13.69	7.31%	0.45%	0.45%	1.69%	1.69%	24%	$51,889
2014	$12.00	0.26	1.23	1.49	(0.24)	(0.06)	(0.30)	$13.19	12.52%	0.45%	0.45%	1.97%	1.97%	8%	$31,787

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018	$14.36	0.10	1.26	1.36	(0.17)	(0.15)	(0.32)	$15.40	9.51%	1.89%	1.95%	0.79%	0.73%	18%	$845
2017	$13.11	0.04	1.50	1.54	(0.01)	(0.28)	(0.29)	$14.36	12.00%	1.21%	1.21%	0.28%	0.28%	11%	$794
2016	$13.64	0.11	(0.13)(4)	(0.02)	(0.08)	(0.43)	(0.51)	$13.11	0.06%	1.20%	1.20%	0.78%	0.78%	6%	$636
2015	$13.14	0.14	0.71	0.85	(0.14)	(0.21)	(0.35)	$13.64	6.51%	1.20%	1.20%	0.94%	0.94%	24%	$557
2014	$11.95	0.17	1.23	1.40	(0.15)	(0.06)	(0.21)	$13.14	11.72%	1.20%	1.20%	1.22%	1.22%	8%	$428
R Class
2018	$14.40	0.19	1.25	1.44	(0.18)	(0.15)	(0.33)	$15.51	10.08%	1.39%	1.45%	1.29%	1.23%	18%	$65,673
2017	$13.15	0.11	1.50	1.61	(0.08)	(0.28)	(0.36)	$14.40	12.53%	0.71%	0.71%	0.78%	0.78%	11%	$51,832
2016	$13.69	0.17	(0.13)(4)	0.04	(0.15)	(0.43)	(0.58)	$13.15	0.51%	0.70%	0.70%	1.28%	1.28%	6%	$35,414
2015	$13.18	0.21	0.72	0.93	(0.21)	(0.21)	(0.42)	$13.69	7.11%	0.70%	0.70%	1.44%	1.44%	24%	$24,867
2014	$11.99	0.23	1.23	1.46	(0.21)	(0.06)	(0.27)	$13.18	12.25%	0.70%	0.70%	1.72%	1.72%	8%	$13,999
R6 Class
2018(6)	$12.87	0.23	0.63	0.86	(0.21)	—	(0.21)	$13.52	6.70%	0.53%(7)	0.64%(7)	2.22%(7)	2.11%(7)	18%(3)	$120,777

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

(4)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(5)	Ratio was less than 0.005%.

(6)	October 23, 2017 (commencement of sale) through July 31, 2018.

(7)	Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2018	$12.21	0.21	1.10	1.31	(0.21)	(0.06)	(0.27)	$13.25	10.84%	0.88%	0.94%	1.66%	1.60%	12%	$22,306
2017	$10.89	0.14	1.29	1.43	(0.10)	(0.01)	(0.11)	$12.21	13.26%	0.21%	0.21%	1.14%	1.14%	21%	$11,534
2016(4)	$10.00	0.10	0.91	1.01	(0.12)	—	(0.12)	$10.89	10.12%	0.20%(5)	0.20%(5)	0.88%(5)	0.88%(5)	13%	$1,305
I Class
2018	$12.23	0.24	1.10	1.34	(0.24)	(0.06)	(0.30)	$13.27	11.05%	0.68%	0.74%	1.86%	1.80%	12%	$31,041
2017	$10.90	0.16	1.31	1.47	(0.13)	(0.01)	(0.14)	$12.23	13.57%	0.01%	0.01%	1.34%	1.34%	21%	$18,390
2016(4)	$10.00	0.08	0.94	1.02	(0.12)	—	(0.12)	$10.90	10.27%	0.00%(5)(6)	0.00%(5)(6)	1.08%(5)	1.08%(5)	13%	$2,443
A Class
2018	$12.19	0.18	1.10	1.28	(0.18)	(0.06)	(0.24)	$13.23	10.58%	1.13%	1.19%	1.41%	1.35%	12%	$6,734
2017	$10.87	0.09	1.32	1.41	(0.08)	(0.01)	(0.09)	$12.19	13.00%	0.46%	0.46%	0.89%	0.89%	21%	$4,009
2016(4)	$10.00	0.02	0.96	0.98	(0.11)	—	(0.11)	$10.87	9.84%	0.45%(5)	0.45%(5)	0.63%(5)	0.63%(5)	13%	$2,143
C Class
2018	$12.13	0.04	1.14	1.18	(0.14)	(0.06)	(0.20)	$13.11	9.80%	1.88%	1.94%	0.66%	0.60%	12%	$186
2017	$10.83	0.04	1.27	1.31	—	(0.01)	(0.01)	$12.13	12.08%	1.21%	1.21%	0.14%	0.14%	21%	$68
2016(4)	$10.00	0.09	0.83	0.92	(0.09)	—	(0.09)	$10.83	9.23%	1.20%(5)	1.20%(5)	(0.12)%(5)	(0.12)%(5)	13%	$28
R Class
2018	$12.17	0.14	1.11	1.25	(0.15)	(0.06)	(0.21)	$13.21	10.38%	1.38%	1.44%	1.16%	1.10%	12%	$10,366
2017	$10.86	0.08	1.29	1.37	(0.05)	(0.01)	(0.06)	$12.17	12.64%	0.71%	0.71%	0.64%	0.64%	21%	$3,743
2016(4)	$10.00	0.04	0.92	0.96	(0.10)	—	(0.10)	$10.86	9.67%	0.70%(5)	0.70%(5)	0.38%(5)	0.38%(5)	13%	$605
R6 Class
2018(7)	$12.63	0.21	0.65	0.86	(0.18)	—	(0.18)	$13.31	6.83%	0.53%(5)	0.64%(5)	2.11%(5)	2.00%(5)	12%(3)	$20,862

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

(4)	September 30, 2015 (fund inception) through July 31, 2016.

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	October 23, 2017 (commencement of sale) through July 31, 2018.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of One Choice® In Retirement Portfolio, One Choice® 2020 Portfolio, One Choice® 2025 Portfolio, One Choice® 2030 Portfolio, One Choice® 2035 Portfolio, One Choice® 2040 Portfolio, One Choice® 2045 Portfolio, One Choice® 2050 Portfolio, One Choice® 2055 Portfolio, and One Choice® 2060 Portfolio, ten of the portfolios comprising American Century Asset Allocation Portfolios, Inc. (the “Funds”), including the schedules of investments, as of July 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (as to One Choice® 2060 Portfolio, for the years ended July 31, 2018, July 31, 2017, and for the period September 30, 2015 (commencement of operations) through July 31, 2016), and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (as to One Choice® 2060 Portfolio, for the years ended July 31, 2018, July 31, 2017, and for the period September 30, 2015 (commencement of operations) through July 31, 2016), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Kansas City, Missouri
September 19, 2018

We have served as the auditor of one or more American Century investment companies since 1997.

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Jonathan S. Thomas, 16; and Stephen E. Yates, 8) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas W. Bunn (1953)	Director	Since 2017	Retired	67	SquareTwo Financial; Barings (formerly Babson Capital Funds Trust) (2013 to 2016)
Barry Fink (1955)	Director	Since 2012 (independent since 2016)	Retired; Executive Vice President, ACC (2007 to 2013); President, ACS (2007 to 2013); Chief Operating Officer, ACC (2007 to 2012)	67	None
Andrea C. Hall(1) (1945)	Director	Since 1997	Retired	67	None
Jan M. Lewis (1957)	Director	Since 2011	Retired; President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization) (2006 to 2013)	67	None
M. Jeannine Strandjord (1945)	Director	Since 1994	Self-employed Consultant	67	Euronet Worldwide Inc. and MGP Ingredients, Inc.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
John R. Whitten (1946)	Director	Since 2008	Retired	67	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Director and Chairman of the Board	Since 2012 (Chairman since 2018)	Retired	69	None
Interested Director
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	114	BioMed Valley Discoveries, Inc.
1) Effective August 31, 2018, Andrea C. Hall retired from the Board of Directors.

The Statement of Additional Information has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present); Vice President, Client Interactions and Marketing, ACIS (2013 to 2014). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Proxy Voting Results

A special meeting of shareholders was held on October 18, 2017, to vote on the following proposal. The proposal received the required votes and was adopted. A summary of voting results is listed below.

To elect four directors to the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

	Affirmative	Withhold
Thomas W. Bunn	$13,314,351,423	$222,892,045
Barry Fink	$13,302,273,438	$234,970,030
Jan M. Lewis	$13,306,466,696	$230,776,772
Stephen E. Yates	$13,276,976,060	$260,267,408
The other directors whose term of office continued after the meeting include Jonathan S. Thomas, Andrea C. Hall, James A. Olson, M. Jeannine Strandjord, and John R. Whitten.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2018.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2018 as qualified for the corporate dividends received deduction.

One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
$11,931,947	$13,935,887	$21,764,055	$18,839,521	$21,311,394

One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
$16,409,977	$17,936,995	$11,770,929	$6,369,603	$628,258

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2018.

One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
$685,709	$1,055,359	$2,370,410	$1,123,913	$1,514,712

One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
$804,111	$997,998	$735,344	$233,448	$46,478

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended July 31, 2018.

One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
$30,719,126	$31,621,002	$52,771,293	$36,240,361	$45,215,718

One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
$28,094,005	$34,331,384	$20,203,788	$9,734,665	$507,451

For the fiscal year ended July 31, 2018, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice In Retirement Portfolio	$271,684	$0.0020	$2,286,686	$0.0170
One Choice 2020 Portfolio	$356,414	$0.0022	$2,883,118	$0.0179
One Choice 2025 Portfolio	$698,661	$0.0033	$5,208,097	$0.0247
One Choice 2030 Portfolio	$695,353	$0.0036	$5,071,467	$0.0260
One Choice 2035 Portfolio	$874,151	$0.0052	$6,303,421	$0.0373
One Choice 2040 Portfolio	$693,948	$0.0050	$4,938,229	$0.0356
One Choice 2045 Portfolio	$767,141	$0.0068	$5,217,768	$0.0464
One Choice 2050 Portfolio	$509,312	$0.0059	$3,369,926	$0.0392
One Choice 2055 Portfolio	$283,663	$0.0063	$1,822,923	$0.0403
One Choice 2060 Portfolio	$26,225	$0.0038	$167,949	$0.0243

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).

One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
$9,362,859	$12,589,970	$17,924,123	$14,997,687	$16,571,378

One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
$7,294,136	$9,761,365	$10,155,988	$5,739,906	$463,317

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93179 1809

ITEM 2. CODE OF ETHICS.

(a)
The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)	No response required.

(c)	None.

(d)	None.

(e)	Not applicable.

(f)
The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	John R. Whitten and Jan M. Lewis are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

(b)	No response required.

(c)	No response required.

(d)	No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2017:    $231,679
FY 2018:    $141,390

(b)	Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2017:$0
FY 2018:$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2017:$0
FY 2018:$0

(c)	Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2017:    $0
FY 2018:    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2017:    $0
FY 2018:    $0

(d)	All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2017:$0
FY 2018:$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2017:$0
FY 2018:$0

(e)(1)
In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)
All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)
The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2017:    $794,350
FY 2018:    $160,500

(h)
The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)
Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 27, 2018

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	September 27, 2018